                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8532
                                   ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                                 64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                        (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:  11-30
                        --------------------------------------------------------

Date of reporting period:  NOVEMBER 30, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

NOVEMBER 30, 2005

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 112
Approval of Management Agreements for Strategic Allocation:
Conservative, Strategic Allocation: Moderate and

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Strategic
Allocation funds for the year ended November 30, 2005.

The report includes comparative performance figures, portfolio and market commentaries, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
May 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  5.22%        4.68%        6.71%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                8.44%        0.64%        8.84%(2)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)         2.40%        6.06%        6.34%(2)         --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)                   2.94%        2.14%        3.60%(2)         --
--------------------------------------------------------------------------------
Institutional Class             5.61%        4.92%        4.82%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                   4.96%        4.42%        6.54%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                  9/30/04
   No sales charge*             4.97%          --         6.82%
   With sales charge*          -1.12%          --         1.49%
--------------------------------------------------------------------------------
B Class                                                                  9/30/04
   No sales charge*             4.23%          --         6.01%
   With sales charge*           0.21%          --         2.59%
--------------------------------------------------------------------------------
C Class                         4.18%          --         5.97%          9/30/04
--------------------------------------------------------------------------------
R Class                           --           --         3.56%(3)       3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1996*    1997     1998     1999     2000     2001     2002     2003     2004     2005
---------------------------------------------------------------------------------------------------------
Investor Class     7.02%   10.87%    9.43%    8.47%    6.74%    3.37%   -3.23%   10.43%    8.15%    5.22%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     20.20%   28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              5.75%    7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury Bill
Index              3.86%    5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%
---------------------------------------------------------------------------------------------------------
*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Portfolio Commentary

PORTFOLIO MANAGER: JEFF TYLER

PERFORMANCE SUMMARY

Strategic Allocation: Conservative returned 5.22%* for the year ended November
30, 2005.

Strategic Allocation: Conservative allocates holdings over time with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash-equivalent investments. These proportions may change slightly with short-term tactical adjustments and changing securities prices. Because of the portfolio's broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the year despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. By the summer of 2005, crude oil futures had risen more than 60% from where they stood at the end of 2004, topping $70 a barrel as Hurricane Katrina approached the Gulf Coast. Fueled by a
21.7% annualized increase in energy costs, the Consumer Price Index rose at a
3.8% annualized growth rate in the first 11 months of 2005. To combat inflation pressures, the Federal Reserve (the Fed) raised its overnight rate target eight times between November 30, 2004 and November 30, 2005 (in quarter-point increments), from 2.00% to 4.00%.

STOCK MARKET REVIEW

Overcoming rising fuel costs and higher interest rates, corporate profit growth for S&P 500 companies posted a string of double digit quarterly gains, and rose about 15% in the third quarter of 2005. The S&P 500 Index, a key benchmark for larger-capitalization (large-cap) companies, advanced 8.44% during the fiscal year, trailing its smaller-cap counterparts, the S&P MidCap 400 and SmallCap 600 indices, which gained 16.46% and 11.07%, respectively. Value stocks outpaced growth--the value subindex of the S&P 500 returned 8.97%, compared with the
7.94% return of the growth subindex.

ASSET ALLOCATION
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                        42.7%
--------------------------------------------------------------------------------
U.S. Stocks                                                       32.8%
--------------------------------------------------------------------------------
Money Market Securities                                           14.7%
--------------------------------------------------------------------------------
Foreign Stocks                                                     8.7%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.1%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        29.4%
--------------------------------------------------------------------------------
Corporate Bonds                                                   19.3%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 13.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               13.6%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          11.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            9.8%
--------------------------------------------------------------------------------
Municipal Securities                                               2.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

Many stock markets around the world posted double-digit gains during the period.
Companies in emerging markets outperformed those of developing nations. The MSCI
EAFE Index returned 13.25% for the fiscal year.

BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.00% to 4.42%, a 1.42 percentage point increase. The yield on the 10-year Treasury note rose from 4.35% to 4.49% during the period--a much smaller (0.14 percentage point) increase. Meanwhile, long-term yields actually fell overall, from 5.00% to 4.69%. This narrowed the difference between shorter- and longer-term yields and "flattened" the Treasury yield curve.

The Lehman Brothers U.S. Aggregate Index gained 2.40% during the year ended
November 30, 2005, as yields rose. (The total return remained positive as interest income offset price declines.) Of the Lehman Aggregate's three largest sectors (mortgage-backed, Treasury, and corporate), Treasurys (up 2.75%)
outperformed the broad market, while mortgage-backed--up 2.33%--underperformed slightly, and investment-grade corporate securities lagged with a 2.04% return.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to provide regular income through the portfolio's emphasis on bonds and money market securities, and as high a level of total return as is consistent with its risk profile.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            2.8%                  1.0%
--------------------------------------------------------------------------------
Bank of America Corp.                        2.5%                  0.9%
--------------------------------------------------------------------------------
Citigroup Inc.                               1.7%                  0.6%
--------------------------------------------------------------------------------
Microsoft Corporation                        1.6%                  0.6%
--------------------------------------------------------------------------------
Wells Fargo & Co.                            1.3%                  0.5%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                      4.3%                  0.4%
--------------------------------------------------------------------------------
Total SA ORD                                 2.4%                  0.2%
--------------------------------------------------------------------------------
BP plc ORD                                   2.3%                  0.2%
--------------------------------------------------------------------------------
GlaxoSmithKline plc ORD                      2.3%                  0.2%
--------------------------------------------------------------------------------
Roche Holding AG ORD                         2.1%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            69.6%
--------------------------------------------------------------------------------
Asia/Pacific                                                      25.8%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                          4.6%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 44.5%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
              676  Boeing Co.                                      $     46,097
--------------------------------------------------------------------------------
           31,900  Honeywell International Inc.                       1,165,730
--------------------------------------------------------------------------------
            6,739  Lockheed Martin Corp.                                408,383
--------------------------------------------------------------------------------
           14,500  Northrop Grumman Corp.                               831,865
--------------------------------------------------------------------------------
           20,100  Precision Castparts Corp.                          1,024,899
--------------------------------------------------------------------------------
            8,200  Rockwell Collins                                     374,740
--------------------------------------------------------------------------------
           13,400  United Technologies Corp.                            721,456
--------------------------------------------------------------------------------
                                                                      4,573,170
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.2%
--------------------------------------------------------------------------------
              516  FedEx Corporation                                     50,372
--------------------------------------------------------------------------------
           14,556  United Parcel Service, Inc. Cl B                   1,133,912
--------------------------------------------------------------------------------
            2,100  UTI Worldwide Inc.                                   204,309
--------------------------------------------------------------------------------
                                                                      1,388,593
--------------------------------------------------------------------------------
AIRLINES -- 0.3%
--------------------------------------------------------------------------------
           24,800  AirTran Holdings, Inc.(1)                            372,496
--------------------------------------------------------------------------------
           12,960  Ryanair Holdings plc ADR(1)                          645,667
--------------------------------------------------------------------------------
           17,400  SkyWest, Inc.                                        516,780
--------------------------------------------------------------------------------
            4,407  Southwest Airlines Co.                                72,716
--------------------------------------------------------------------------------
            5,700  US Airways Group Inc.(1)                             191,463
--------------------------------------------------------------------------------
                                                                      1,799,122
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
            9,080  Continental AG ORD                                   769,983
--------------------------------------------------------------------------------
           25,500  Cooper Tire & Rubber Co.                             375,105
--------------------------------------------------------------------------------
           32,765  Goodyear Tire & Rubber Co.
                   (The)(1)                                             561,264
--------------------------------------------------------------------------------
           10,100  Lear Corporation                                     281,184
--------------------------------------------------------------------------------
            1,393  Modine Manufacturing Co.                              46,373
--------------------------------------------------------------------------------
           16,959  TRW Automotive Holdings
                   Corp.(1)                                             427,367
--------------------------------------------------------------------------------
                                                                      2,461,276
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
           42,152  Ford Motor Company                                   342,696
--------------------------------------------------------------------------------
            1,347  Harley-Davidson, Inc.                                 72,549
--------------------------------------------------------------------------------
           11,200  Honda Motor Co., Ltd. ORD                            628,142
--------------------------------------------------------------------------------
                                                                      1,043,387
--------------------------------------------------------------------------------
BEVERAGES -- 1.1%
--------------------------------------------------------------------------------
           20,400  Anheuser-Busch Companies, Inc.                       892,296
--------------------------------------------------------------------------------
            4,751  Brown-Forman Corp. Cl B                              326,679
--------------------------------------------------------------------------------
           33,821  Coca-Cola Company (The)                            1,443,819
--------------------------------------------------------------------------------
           45,129  Coca-Cola Enterprises Inc.                           867,379
--------------------------------------------------------------------------------
            6,951  Constellation Brands Inc. Cl A(1)                    164,183
--------------------------------------------------------------------------------
           27,930  Diageo plc ORD                                       403,136
--------------------------------------------------------------------------------
            6,311  Molson Coors Brewing Co.                             420,249
--------------------------------------------------------------------------------
           43,314  Pepsi Bottling Group Inc.                          1,277,763
--------------------------------------------------------------------------------
           17,787  PepsiAmericas, Inc.                                  406,611
--------------------------------------------------------------------------------
           23,032  PepsiCo, Inc.                                      1,363,495
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            2,630  Pernod-Ricard SA ORD                            $    430,788
--------------------------------------------------------------------------------
                                                                      7,996,398
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
            2,956  Alkermes Inc.(1)                                      53,740
--------------------------------------------------------------------------------
           29,657  Amgen Inc.(1)                                      2,400,142
--------------------------------------------------------------------------------
            4,316  Applera Corporation-Applied
                   Biosystems Group                                     119,035
--------------------------------------------------------------------------------
            1,700  Genentech, Inc.(1)                                   162,554
--------------------------------------------------------------------------------
            7,800  Genzyme Corp.(1)                                     579,852
--------------------------------------------------------------------------------
            1,805  Gilead Sciences, Inc.(1)                              91,495
--------------------------------------------------------------------------------
            1,300  United Therapeutics Corp.(1)                          92,859
--------------------------------------------------------------------------------
                                                                      3,499,677
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           19,300  Daikin Industries Ltd. ORD                           525,104
--------------------------------------------------------------------------------
           20,400  Masco Corp.                                          607,308
--------------------------------------------------------------------------------
            1,394  USG Corp.(1)                                          85,313
--------------------------------------------------------------------------------
                                                                      1,217,725
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.3%
--------------------------------------------------------------------------------
           19,600  Ameritrade Holding Corporation(1)                    457,856
--------------------------------------------------------------------------------
           21,900  Bank of New York Co., Inc. (The)                     709,560
--------------------------------------------------------------------------------
            8,640  Credit Suisse Group ORD                              420,798
--------------------------------------------------------------------------------
           20,481  E*TRADE Financial Corp.(1)                           399,789
--------------------------------------------------------------------------------
            9,379  Federated Investors Inc. Cl B                        342,709
--------------------------------------------------------------------------------
            7,438  Franklin Resources, Inc.                             690,841
--------------------------------------------------------------------------------
           16,400  Investment Technology Group
                   Inc.(1)                                              637,796
--------------------------------------------------------------------------------
           15,000  Janus Capital Group Inc.                             287,550
--------------------------------------------------------------------------------
           21,680  Man Group plc ORD                                    665,200
--------------------------------------------------------------------------------
           20,600  Merrill Lynch & Co., Inc.                          1,368,252
--------------------------------------------------------------------------------
           36,704  Morgan Stanley                                     2,056,525
--------------------------------------------------------------------------------
           15,001  Northern Trust Corp.                                 790,403
--------------------------------------------------------------------------------
            5,695  UBS AG ORD                                           525,286
--------------------------------------------------------------------------------
                                                                      9,352,565
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
            2,200  Air Products & Chemicals, Inc.                       130,174
--------------------------------------------------------------------------------
            6,310  BASF AG ORD                                          466,183
--------------------------------------------------------------------------------
           35,300  du Pont (E.I.) de Nemours & Co.                    1,509,075
--------------------------------------------------------------------------------
           13,800  Ecolab Inc.                                          459,126
--------------------------------------------------------------------------------
            5,918  FMC Corp.(1)                                         314,660
--------------------------------------------------------------------------------
           47,700  International Flavors &
                   Fragrances Inc.                                    1,552,158
--------------------------------------------------------------------------------
            7,950  Lonza Group AG ORD                                   450,365
--------------------------------------------------------------------------------
            1,010  Lyondell Chemical Co.                                 25,684
--------------------------------------------------------------------------------
           14,900  Minerals Technologies Inc.                           843,638
--------------------------------------------------------------------------------
            9,262  Monsanto Co.                                         678,627
--------------------------------------------------------------------------------
            9,500  Nalco Holding Co.(1)                                 159,790
--------------------------------------------------------------------------------
            5,100  Nitto Denko Corp. ORD                                349,875
--------------------------------------------------------------------------------
           14,300  PPG Industries, Inc.                                 868,439
--------------------------------------------------------------------------------
           11,900  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  618,736
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           85,000  Toray Industries Inc. ORD                       $    581,706
--------------------------------------------------------------------------------
                                                                      9,008,236
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.4%
--------------------------------------------------------------------------------
           32,040  Anglo Irish Bank Corp. plc ORD                       440,552
--------------------------------------------------------------------------------
           32,750  Banco Popolare di Verona e
                   Novara Scrl ORD                                      636,079
--------------------------------------------------------------------------------
           50,790  Banco Popular Espanol SA ORD                         613,915
--------------------------------------------------------------------------------
          135,905  Bank of America Corp.                              6,236,680
--------------------------------------------------------------------------------
           32,320  Bank of Ireland ORD                                  500,047
--------------------------------------------------------------------------------
           68,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  507,929
--------------------------------------------------------------------------------
            6,606  Comerica Inc.                                        380,968
--------------------------------------------------------------------------------
           11,880  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               633,229
--------------------------------------------------------------------------------
           15,600  Fifth Third Bancorp                                  628,212
--------------------------------------------------------------------------------
               70  HSBC Holdings plc ORD                                  1,120
--------------------------------------------------------------------------------
            8,570  KBC Groupe ORD                                       745,330
--------------------------------------------------------------------------------
               70  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                      882,156
--------------------------------------------------------------------------------
           23,800  National Australia Bank Ltd.
                   ORD                                                  571,299
--------------------------------------------------------------------------------
           24,960  National Bank of Greece SA
                   ORD                                                  977,211
--------------------------------------------------------------------------------
           17,810  National City Corp.                                  603,937
--------------------------------------------------------------------------------
            9,600  PNC Financial Services Group                         612,192
--------------------------------------------------------------------------------
            7,340  Societe Generale Cl A ORD                            875,091
--------------------------------------------------------------------------------
           34,280  Standard Chartered plc ORD                           733,595
--------------------------------------------------------------------------------
           20,700  SunTrust Banks, Inc.                               1,505,718
--------------------------------------------------------------------------------
            9,400  Synovus Financial Corp.                              264,610
--------------------------------------------------------------------------------
           39,500  U.S. Bancorp                                       1,196,060
--------------------------------------------------------------------------------
           29,890  Wachovia Corp.                                     1,596,126
--------------------------------------------------------------------------------
           54,363  Wells Fargo & Co.                                  3,416,715
--------------------------------------------------------------------------------
                                                                     24,558,771
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
           11,000  Administaff, Inc.                                    495,550
--------------------------------------------------------------------------------
            4,400  Avery Dennison Corp.                                 258,676
--------------------------------------------------------------------------------
            1,474  Herman Miller Inc.                                    45,090
--------------------------------------------------------------------------------
           10,722  John H. Harland Company                              405,292
--------------------------------------------------------------------------------
            6,516  PHH Corp.(1)                                         188,052
--------------------------------------------------------------------------------
           14,100  R.R. Donnelley & Sons Company                        482,220
--------------------------------------------------------------------------------
           28,773  Republic Services, Inc. Cl A                       1,031,512
--------------------------------------------------------------------------------
           44,900  Waste Management, Inc.                             1,342,958
--------------------------------------------------------------------------------
              660  West Corp.(1)                                         26,182
--------------------------------------------------------------------------------
                                                                      4,275,532
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
           16,500  Avaya Inc.(1)                                        196,680
--------------------------------------------------------------------------------
           12,324  Cisco Systems Inc.(1)                                216,163
--------------------------------------------------------------------------------
           18,500  Corning Inc.(1)                                      374,625
--------------------------------------------------------------------------------
            1,000  Harris Corp.                                          44,580
--------------------------------------------------------------------------------
            7,601  Motorola, Inc.                                       183,108
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            5,300  Nokia Oyj ADR                                   $     90,524
--------------------------------------------------------------------------------
           31,906  Powerwave Technologies Inc.(1)                       400,739
--------------------------------------------------------------------------------
           13,100  QUALCOMM Inc.                                        595,657
--------------------------------------------------------------------------------
            6,200  Scientific-Atlanta, Inc.                             262,384
--------------------------------------------------------------------------------
                                                                      2,364,460
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.4%
--------------------------------------------------------------------------------
           19,948  Apple Computer, Inc.(1)                            1,352,873
--------------------------------------------------------------------------------
           29,682  Dell Inc.(1)                                         895,209
--------------------------------------------------------------------------------
           13,600  Diebold, Inc.                                        528,496
--------------------------------------------------------------------------------
            7,800  Electronics for Imaging, Inc.(1)                     217,854
--------------------------------------------------------------------------------
           28,300  EMC Corp.(1)                                         394,219
--------------------------------------------------------------------------------
            1,055  Emulex Corp.(1)                                       21,026
--------------------------------------------------------------------------------
           87,492  Hewlett-Packard Co.                                2,595,889
--------------------------------------------------------------------------------
           18,105  Intergraph Corp.(1)                                  869,402
--------------------------------------------------------------------------------
           26,790  International Business
                   Machines Corp.                                     2,381,631
--------------------------------------------------------------------------------
            2,000  Lexmark International, Inc.
                   Cl A(1)                                               95,240
--------------------------------------------------------------------------------
          111,000  Toshiba Corp. ORD                                    583,625
--------------------------------------------------------------------------------
                                                                      9,935,464
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.6%
--------------------------------------------------------------------------------
           26,036  Foster Wheeler Ltd.(1)                               906,834
--------------------------------------------------------------------------------
            7,657  Grupo Ferrovial SA ORD                               533,644
--------------------------------------------------------------------------------
            3,100  Jacobs Engineering Group Inc.(1)                     201,407
--------------------------------------------------------------------------------
            9,019  McDermott International, Inc.(1)                     377,535
--------------------------------------------------------------------------------
           83,400  Quanta Services, Inc.(1)                           1,180,111
--------------------------------------------------------------------------------
          160,000  Taisei Corp. ORD                                     683,692
--------------------------------------------------------------------------------
            7,882  Vinci SA ORD                                         628,332
--------------------------------------------------------------------------------
                                                                      4,511,555
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.6%
--------------------------------------------------------------------------------
           41,297  American Express Co.                               2,123,493
--------------------------------------------------------------------------------
           13,656  Capital One Financial Corp.                        1,134,267
--------------------------------------------------------------------------------
            2,604  CompuCredit Corp.(1)                                 101,738
--------------------------------------------------------------------------------
            3,800  ORIX Corporation ORD                                 820,130
--------------------------------------------------------------------------------
            3,558  WFS Financial Inc.(1)                                276,172
--------------------------------------------------------------------------------
                                                                      4,455,800
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
           42,500  Bemis Co., Inc.                                    1,170,875
--------------------------------------------------------------------------------
            2,100  Crown Holdings Inc.(1)                                38,934
--------------------------------------------------------------------------------
            2,839  Greif, Inc. Cl A                                     170,482
--------------------------------------------------------------------------------
            7,921  Silgan Holdings Inc.                                 279,532
--------------------------------------------------------------------------------
                                                                      1,659,823
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.4%
--------------------------------------------------------------------------------
           24,500  iShares MSCI EAFE Index Fund                       1,409,485
--------------------------------------------------------------------------------
              700  iShares Russell 1000 Growth
                   Index Fund                                            36,001
--------------------------------------------------------------------------------
           10,123  Standard and Poor's 500
                   Depositary Receipt                                 1,269,525
--------------------------------------------------------------------------------
                                                                      2,715,011
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES(2)
--------------------------------------------------------------------------------
            5,727  Weight Watchers International,
                   Inc.(1)                                         $    273,751
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
            4,000  Alliance Capital Management
                   Holding L.P.                                         218,200
--------------------------------------------------------------------------------
              374  Asset Acceptance Capital Corp.(1)                      7,633
--------------------------------------------------------------------------------
           88,700  Citigroup Inc.                                     4,306,384
--------------------------------------------------------------------------------
           14,870  ING Groep N.V. CVA                                   482,576
--------------------------------------------------------------------------------
           49,700  J.P. Morgan Chase & Co.                            1,901,025
--------------------------------------------------------------------------------
            5,750  Moody's Corp.                                        345,863
--------------------------------------------------------------------------------
           16,300  Nasdaq Stock Market, Inc.
                   (The)(1)                                             637,819
--------------------------------------------------------------------------------
                                                                      7,899,500
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
           75,849  AT&T Inc.                                          1,889,398
--------------------------------------------------------------------------------
           48,779  BellSouth Corp.                                    1,329,716
--------------------------------------------------------------------------------
              671  CenturyTel Inc.                                       22,210
--------------------------------------------------------------------------------
            8,500  Commonwealth Telephone
                   Enterprises, Inc.                                    294,610
--------------------------------------------------------------------------------
           29,750  Hellenic Telecommunications
                   Organization SA ORD(1)                               637,803
--------------------------------------------------------------------------------
           69,730  Telenor ASA ORD                                      654,065
--------------------------------------------------------------------------------
           45,114  Verizon Communications                             1,442,746
--------------------------------------------------------------------------------
                                                                      6,270,548
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
              675  Allegheny Energy, Inc.(1)                             18,785
--------------------------------------------------------------------------------
           15,028  Edison International                                 678,063
--------------------------------------------------------------------------------
            1,853  Entergy Corp.                                        129,710
--------------------------------------------------------------------------------
           22,800  Exelon Corporation                                 1,186,513
--------------------------------------------------------------------------------
            7,200  IDACORP, Inc.                                        205,272
--------------------------------------------------------------------------------
           31,900  PPL Corporation                                      937,860
--------------------------------------------------------------------------------
                                                                      3,156,203
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
           68,860  ABB Ltd. ORD(1)                                      604,770
--------------------------------------------------------------------------------
           13,400  Emerson Electric Co.                               1,013,173
--------------------------------------------------------------------------------
            8,150  Schneider Electric SA ORD                            703,998
--------------------------------------------------------------------------------
                                                                      2,321,941
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
--------------------------------------------------------------------------------
           44,400  Agilent Technologies, Inc.(1)                      1,583,304
--------------------------------------------------------------------------------
           13,320  Arrow Electronics, Inc.(1)                           412,920
--------------------------------------------------------------------------------
           17,800  Hoya Corp. ORD                                       643,248
--------------------------------------------------------------------------------
              426  Jabil Circuit, Inc.(1)                                14,109
--------------------------------------------------------------------------------
            1,900  Keyence Corp. ORD                                    483,642
--------------------------------------------------------------------------------
            5,500  Murata Manufacturing Co. Ltd.
                   ORD                                                  313,971
--------------------------------------------------------------------------------
                                                                      3,451,194
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           11,900  ENSCO International Inc.                             563,584
--------------------------------------------------------------------------------
            6,800  Helmerich & Payne, Inc.                              394,536
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,700  National Oilwell Varco, Inc.(1)                 $  1,194,214
--------------------------------------------------------------------------------
           10,215  Pride International Inc.(1)                          304,305
--------------------------------------------------------------------------------
           18,030  Saipem SpA ORD                                       276,617
--------------------------------------------------------------------------------
            5,000  Schlumberger Ltd.                                    478,650
--------------------------------------------------------------------------------
           12,900  Todco Cl A                                           535,221
--------------------------------------------------------------------------------
            1,336  Veritas DGC Inc.(1)                                   43,687
--------------------------------------------------------------------------------
                                                                      3,790,814
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
           14,000  Aeon Co. Ltd. ORD                                    311,968
--------------------------------------------------------------------------------
           17,100  CVS Corp.                                            462,042
--------------------------------------------------------------------------------
           65,056  Kroger Co. (The)(1)                                1,265,990
--------------------------------------------------------------------------------
            9,384  Longs Drug Stores Corp.                              400,040
--------------------------------------------------------------------------------
            2,610  Performance Food Group Co.(1)                         74,124
--------------------------------------------------------------------------------
            1,700  Supervalu Inc.                                        55,624
--------------------------------------------------------------------------------
           54,480  Tesco plc ORD                                        285,348
--------------------------------------------------------------------------------
           29,300  Wal-Mart Stores, Inc.                              1,422,807
--------------------------------------------------------------------------------
            1,400  Whole Foods Market, Inc.                             206,192
--------------------------------------------------------------------------------
                                                                      4,484,135
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           11,550  Archer-Daniels-Midland Co.                           272,234
--------------------------------------------------------------------------------
            4,587  Chiquita Brands International,
                   Inc.                                                  95,410
--------------------------------------------------------------------------------
           16,400  ConAgra Foods, Inc.                                  352,600
--------------------------------------------------------------------------------
            4,788  Delta and Pine Land Company                          112,805
--------------------------------------------------------------------------------
           11,600  General Mills, Inc.                                  551,348
--------------------------------------------------------------------------------
           16,600  H.J. Heinz Company                                   576,352
--------------------------------------------------------------------------------
           14,800  Kellogg Co.                                          652,236
--------------------------------------------------------------------------------
           73,600  Kraft Foods Inc. Cl A                              2,129,983
--------------------------------------------------------------------------------
            3,070  Nestle SA ORD                                        910,425
--------------------------------------------------------------------------------
           26,529  Pilgrim's Pride Corp.                                848,928
--------------------------------------------------------------------------------
           16,800  Royal Numico N.V. ORD(1)                             692,607
--------------------------------------------------------------------------------
           23,200  Sara Lee Corp.                                       418,992
--------------------------------------------------------------------------------
              100  Seaboard Corp.                                       172,000
--------------------------------------------------------------------------------
           16,300  Unilever N.V. New York Shares                      1,091,774
--------------------------------------------------------------------------------
           63,010  Unilever plc ORD                                     617,027
--------------------------------------------------------------------------------
                                                                      9,494,721
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          111,000  Osaka Gas Co. Ltd. ORD                               364,071
--------------------------------------------------------------------------------
           24,625  UGI Corp.                                            541,750
--------------------------------------------------------------------------------
           12,000  WGL Holdings Inc.                                    365,040
--------------------------------------------------------------------------------
                                                                      1,270,861
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
--------------------------------------------------------------------------------
            6,100  Alcon Inc.(1)                                        855,220
--------------------------------------------------------------------------------
              472  Baxter International, Inc.                            18,356
--------------------------------------------------------------------------------
           16,500  Beckman Coulter, Inc.                                918,885
--------------------------------------------------------------------------------
           25,937  Becton Dickinson & Co.                             1,510,312
--------------------------------------------------------------------------------
            6,552  Edwards Lifesciences
                   Corporation(1)                                       262,014
--------------------------------------------------------------------------------
            7,000  Essilor International SA Cie
                   Generale D'Optique ORD                               582,373
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           24,026  Hospira Inc.(1)                                 $  1,060,748
--------------------------------------------------------------------------------
            2,100  Intuitive Surgical Inc.(1)                           234,612
--------------------------------------------------------------------------------
            3,260  Kinetic Concepts Inc.(1)                             126,977
--------------------------------------------------------------------------------
           12,376  Medtronic, Inc.                                      687,734
--------------------------------------------------------------------------------
           12,200  St. Jude Medical, Inc.(1)                            582,794
--------------------------------------------------------------------------------
           10,100  Thoratec Corp.(1)                                    206,545
--------------------------------------------------------------------------------
                                                                      7,046,570
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
--------------------------------------------------------------------------------
            6,500  Aetna Inc.                                           601,185
--------------------------------------------------------------------------------
           11,541  AmerisourceBergen Corp.                              927,319
--------------------------------------------------------------------------------
           15,654  Cardinal Health, Inc.                              1,001,073
--------------------------------------------------------------------------------
           18,000  Caremark Rx Inc.(1)                                  925,020
--------------------------------------------------------------------------------
            5,755  Covance Inc.(1)                                      273,593
--------------------------------------------------------------------------------
           10,100  Coventry Health Care Inc.(1)                         601,657
--------------------------------------------------------------------------------
           18,975  Express Scripts, Inc.(1)                           1,602,629
--------------------------------------------------------------------------------
            6,189  Fresenius Medical Care AG ORD                        588,322
--------------------------------------------------------------------------------
            8,100  HCA Inc.                                             413,019
--------------------------------------------------------------------------------
           16,800  Health Net Inc.(1)                                   857,304
--------------------------------------------------------------------------------
            8,800  Humana Inc.(1)                                       403,304
--------------------------------------------------------------------------------
           22,739  McKesson Corp.                                     1,143,772
--------------------------------------------------------------------------------
           21,200  Omnicare, Inc.                                     1,207,340
--------------------------------------------------------------------------------
            1,662  PacifiCare Health Systems,
                   Inc.(1)                                              142,998
--------------------------------------------------------------------------------
           15,337  Pharmaceutical Product
                   Development, Inc.                                    893,994
--------------------------------------------------------------------------------
            3,300  Psychiatric Solutions, Inc.(1)                       186,186
--------------------------------------------------------------------------------
            1,990  Sierra Health Services, Inc.(1)                      155,658
--------------------------------------------------------------------------------
           12,964  UnitedHealth Group
                   Incorporated                                         776,025
--------------------------------------------------------------------------------
           10,000  Universal Health Services, Inc.
                   Cl B                                                 479,200
--------------------------------------------------------------------------------
            4,600  WellPoint Inc.(1)                                    353,418
--------------------------------------------------------------------------------
                                                                     13,533,016
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
--------------------------------------------------------------------------------
           11,220  Accor SA ORD                                         597,389
--------------------------------------------------------------------------------
           16,250  Darden Restaurants, Inc.                             581,425
--------------------------------------------------------------------------------
            2,323  Domino's Pizza Inc.                                   58,075
--------------------------------------------------------------------------------
           19,520  Greek Organization of Football
                   Prognostics SA ORD                                   601,716
--------------------------------------------------------------------------------
           27,400  McDonald's Corporation                               927,490
--------------------------------------------------------------------------------
           10,400  Outback Steakhouse, Inc.                             418,912
--------------------------------------------------------------------------------
               53  Round One Corp. ORD                                  198,164
--------------------------------------------------------------------------------
           11,758  Royal Caribbean Cruises Ltd.                         539,222
--------------------------------------------------------------------------------
           10,300  Speedway Motorsports Inc.                            400,773
--------------------------------------------------------------------------------
            2,900  Station Casinos Inc.                                 201,086
--------------------------------------------------------------------------------
            2,737  Yum! Brands, Inc.                                    133,538
--------------------------------------------------------------------------------
                                                                      4,657,790
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
           10,762  Black & Decker Corporation                           945,011
--------------------------------------------------------------------------------
           42,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                        846,520
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           21,900  Newell Rubbermaid Inc.                          $    505,233
--------------------------------------------------------------------------------
            2,000  Whirlpool Corp.                                      163,700
--------------------------------------------------------------------------------
                                                                      2,460,464
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
            3,600  Clorox Company                                       195,408
--------------------------------------------------------------------------------
            2,970  Colgate-Palmolive Co.                                161,924
--------------------------------------------------------------------------------
           26,171  Kimberly-Clark Corp.                               1,543,565
--------------------------------------------------------------------------------
           25,550  Procter & Gamble Co. (The)                         1,461,205
--------------------------------------------------------------------------------
           18,332  Reckitt Benckiser plc ORD                            567,228
--------------------------------------------------------------------------------
                                                                      3,929,330
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.2%
--------------------------------------------------------------------------------
           24,058  AES Corporation (The)(1)                             379,395
--------------------------------------------------------------------------------
           11,006  TXU Corp.                                          1,129,545
--------------------------------------------------------------------------------
                                                                      1,508,940
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
           76,400  General Electric Co.                               2,729,008
--------------------------------------------------------------------------------
            2,565  Teleflex Inc.                                        169,726
--------------------------------------------------------------------------------
            8,900  Textron Inc.                                         702,210
--------------------------------------------------------------------------------
           29,800  Tyco International Ltd.                              849,896
--------------------------------------------------------------------------------
                                                                      4,450,840
--------------------------------------------------------------------------------
INSURANCE -- 2.1%
--------------------------------------------------------------------------------
            3,651  Ace, Ltd.                                            202,631
--------------------------------------------------------------------------------
           35,380  Aegon N.V. ORD                                       562,411
--------------------------------------------------------------------------------
           18,600  Allstate Corp.                                     1,043,460
--------------------------------------------------------------------------------
            5,000  Ambac Financial Group, Inc.                          383,450
--------------------------------------------------------------------------------
           29,700  American International Group,
                   Inc.                                               1,994,059
--------------------------------------------------------------------------------
           26,300  AON Corp.                                            957,583
--------------------------------------------------------------------------------
              317  Arch Capital Group Ltd.(1)                            16,630
--------------------------------------------------------------------------------
           29,479  Axa SA ORD                                           889,588
--------------------------------------------------------------------------------
            4,509  Axis Capital Holdings Limited                        136,533
--------------------------------------------------------------------------------
           20,988  Berkley (W.R.) Corp.                                 978,461
--------------------------------------------------------------------------------
                7  Berkshire Hathaway Inc. Cl A(1)                      625,730
--------------------------------------------------------------------------------
            2,433  Brown & Brown Inc.                                    70,995
--------------------------------------------------------------------------------
            5,206  Chubb Corp.                                          504,149
--------------------------------------------------------------------------------
           24,487  Endurance Specialty Holdings
                   Ltd.                                                 843,576
--------------------------------------------------------------------------------
           18,323  First American Financial Corp.
                   (The)                                                862,097
--------------------------------------------------------------------------------
           11,000  Hartford Financial Services
                   Group Inc. (The)                                     961,070
--------------------------------------------------------------------------------
           13,800  Loews Corp.                                        1,332,804
--------------------------------------------------------------------------------
           38,700  Marsh & McLennan Companies,
                   Inc.                                               1,195,443
--------------------------------------------------------------------------------
            2,453  MetLife, Inc.                                        126,182
--------------------------------------------------------------------------------
              616  Nationwide Financial Services
                   Cl A                                                  25,964
--------------------------------------------------------------------------------
              658  Selective Insurance Group                             36,828
--------------------------------------------------------------------------------
            2,710  Swiss Life Holding ORD                               433,567
--------------------------------------------------------------------------------
           11,000  Torchmark Corp.                                      595,320
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

            5,188  Zenith National Insurance Corp.                 $    246,689
--------------------------------------------------------------------------------
                                                                     15,025,220
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
            5,200  NutriSystem, Inc.(1)                                 202,436
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           12,600  CNET Networks Inc.(1)                                188,874
--------------------------------------------------------------------------------
            3,709  Digital Insight Corp.(1)                             122,842
--------------------------------------------------------------------------------
            2,700  Google Inc. Cl A(1)                                1,093,473
--------------------------------------------------------------------------------
           21,492  Yahoo! Inc.(1)                                       864,623
--------------------------------------------------------------------------------
                                                                      2,269,812
--------------------------------------------------------------------------------
IT SERVICES -- 0.5%
--------------------------------------------------------------------------------
            9,738  Accenture Ltd. Cl A                                  276,949
--------------------------------------------------------------------------------
            7,873  Computer Sciences Corp.(1)                           395,461
--------------------------------------------------------------------------------
            3,200  DST Systems, Inc.(1)                                 190,304
--------------------------------------------------------------------------------
           13,400  Electronic Data Systems Corp.                        308,870
--------------------------------------------------------------------------------
           12,000  Fiserv, Inc.(1)                                      546,120
--------------------------------------------------------------------------------
            4,561  Global Payments Inc.                                 199,681
--------------------------------------------------------------------------------
           32,400  Paychex, Inc.                                      1,374,083
--------------------------------------------------------------------------------
                                                                      3,291,468
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           15,900  Mattel, Inc.                                         264,735
--------------------------------------------------------------------------------
            1,600  Sega Sammy Holdings Inc. ORD                          51,410
--------------------------------------------------------------------------------
                                                                        316,145
--------------------------------------------------------------------------------
MACHINERY -- 0.7%
--------------------------------------------------------------------------------
            9,439  Cummins Inc.                                         840,070
--------------------------------------------------------------------------------
              882  Danaher Corp.                                         48,951
--------------------------------------------------------------------------------
            8,500  Deere & Co.                                          589,475
--------------------------------------------------------------------------------
           12,700  Dover Corp.                                          513,715
--------------------------------------------------------------------------------
           16,800  Ingersoll-Rand Company Cl A                          665,784
--------------------------------------------------------------------------------
           10,374  JLG Industries Inc.                                  472,017
--------------------------------------------------------------------------------
           25,000  Komatsu Ltd. ORD                                     348,857
--------------------------------------------------------------------------------
            8,000  Manitowoc Co.                                        400,800
--------------------------------------------------------------------------------
            7,583  Navistar International Corp.(1)                      215,130
--------------------------------------------------------------------------------
            7,000  NGK Insulators Ltd. ORD                              108,137
--------------------------------------------------------------------------------
            8,100  Parker-Hannifin Corp.                                554,121
--------------------------------------------------------------------------------
           43,000  Sumitomo Heavy Industries Ltd.
                   ORD                                                  313,654
--------------------------------------------------------------------------------
                                                                      5,070,711
--------------------------------------------------------------------------------
MEDIA -- 1.1%
--------------------------------------------------------------------------------
            6,018  Dex Media Inc.                                       163,810
--------------------------------------------------------------------------------
           36,705  Disney (Walt) Co.                                    915,056
--------------------------------------------------------------------------------
            9,974  DreamWorks Animation SKG
                   Inc.(1)                                              253,040
--------------------------------------------------------------------------------
           13,400  Gannett Co., Inc.                                    825,708
--------------------------------------------------------------------------------
            4,085  Getty Images Inc.(1)                                 372,920
--------------------------------------------------------------------------------
            2,959  John Wiley & Sons Inc. Cl A                          122,295
--------------------------------------------------------------------------------
            9,300  New York Times Co. (The) Cl A                        255,750
--------------------------------------------------------------------------------
           23,100  News Corp. Cl A                                      342,111
--------------------------------------------------------------------------------
           41,410  Reed Elsevier plc ORD                                368,644
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            1,594  Scholastic Corp.(1)                             $     53,032
--------------------------------------------------------------------------------
          120,650  Time Warner Inc.                                   2,169,287
--------------------------------------------------------------------------------
            4,400  Tribune Co.                                          140,668
--------------------------------------------------------------------------------
           49,857  Viacom, Inc. Cl B                                  1,665,224
--------------------------------------------------------------------------------
           18,260  Vivendi Universal SA ORD                             530,791
--------------------------------------------------------------------------------
            2,900  Westwood One, Inc.                                    52,606
--------------------------------------------------------------------------------
                                                                      8,230,942
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
--------------------------------------------------------------------------------
           27,500  Alcoa Inc.                                           753,776
--------------------------------------------------------------------------------
            7,300  Allegheny Technologies Inc.                          240,754
--------------------------------------------------------------------------------
           57,140  BHP Billiton Limited ORD                             924,118
--------------------------------------------------------------------------------
           13,969  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                      727,925
--------------------------------------------------------------------------------
            8,252  Nucor Corp.                                          553,544
--------------------------------------------------------------------------------
            7,127  Phelps Dodge Corp.                                   966,919
--------------------------------------------------------------------------------
            2,276  Quanex Corporation                                   140,771
--------------------------------------------------------------------------------
              268  Reliance Steel & Aluminum
                   Company                                               17,289
--------------------------------------------------------------------------------
            6,410  Rio Tinto Ltd. ORD                                   292,754
--------------------------------------------------------------------------------
           11,400  Titanium Metals Corp.(1)                             719,910
--------------------------------------------------------------------------------
                                                                      5,337,760
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.6%
--------------------------------------------------------------------------------
            8,500  Dominion Resources Inc.                              645,575
--------------------------------------------------------------------------------
           22,700  NiSource Inc.                                        488,731
--------------------------------------------------------------------------------
           21,891  PG&E Corp.                                           805,151
--------------------------------------------------------------------------------
           20,560  Veolia Environnement ORD(1)                          881,320
--------------------------------------------------------------------------------
           18,800  Wisconsin Energy Corp.                               713,460
--------------------------------------------------------------------------------
           40,600  XCEL Energy Inc.                                     751,506
--------------------------------------------------------------------------------
                                                                      4,285,743
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.5%
--------------------------------------------------------------------------------
           44,100  Dollar General Corp.                                 833,931
--------------------------------------------------------------------------------
            6,406  Dollar Tree Stores Inc.(1)                           147,082
--------------------------------------------------------------------------------
           35,600  Family Dollar Stores, Inc.                           801,356
--------------------------------------------------------------------------------
            4,389  Federated Department Stores,
                   Inc.                                                 282,783
--------------------------------------------------------------------------------
            5,600  Kohl's Corp.(1)                                      257,600
--------------------------------------------------------------------------------
            4,220  Pinault-Printemps-Redoute ORD                        455,095
--------------------------------------------------------------------------------
           22,000  Takashimaya Co. Ltd. ORD                             340,411
--------------------------------------------------------------------------------
           11,800  Target Corporation                                   631,418
--------------------------------------------------------------------------------
                                                                      3,749,676
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           39,400  Xerox Corp.(1)                                       559,480
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.6%
--------------------------------------------------------------------------------
            8,200  Anadarko Petroleum Corp.                             743,002
--------------------------------------------------------------------------------
            8,800  Apache Corp.                                         574,464
--------------------------------------------------------------------------------
           64,610  BG Group plc ORD                                     603,657
--------------------------------------------------------------------------------
           14,000  BP plc ADR                                           921,760
--------------------------------------------------------------------------------
          140,800  BP plc ORD                                         1,543,072
--------------------------------------------------------------------------------
           40,945  Chevron Corp.                                      2,346,558
--------------------------------------------------------------------------------
           31,325  ConocoPhillips                                     1,895,476
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,200  Devon Energy Corporation                        $    192,640
--------------------------------------------------------------------------------
           21,190  ENI SpA ORD                                          574,731
--------------------------------------------------------------------------------
          122,533  Exxon Mobil Corp.                                  7,110,591
--------------------------------------------------------------------------------
              807  Holly Corp.                                           49,082
--------------------------------------------------------------------------------
            3,627  Kerr-McGee Corp.                                     313,554
--------------------------------------------------------------------------------
           12,955  Marathon Oil Corp.                                   768,102
--------------------------------------------------------------------------------
            8,300  Murphy Oil Corp.                                     410,518
--------------------------------------------------------------------------------
            6,800  Peabody Energy Corp.                                 536,248
--------------------------------------------------------------------------------
           46,400  Royal Dutch Shell plc ADR                          2,859,168
--------------------------------------------------------------------------------
           39,800  Southwestern Energy Company(1)                     1,355,986
--------------------------------------------------------------------------------
           13,960  Sunoco, Inc.                                       1,077,712
--------------------------------------------------------------------------------
            6,370  Total SA ORD                                       1,595,511
--------------------------------------------------------------------------------
            3,371  Valero Energy Corp.                                  324,290
--------------------------------------------------------------------------------
                                                                     25,796,122
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            9,400  MeadWestvaco Corp.                                   263,106
--------------------------------------------------------------------------------
           21,300  Weyerhaeuser Co.                                   1,412,403
--------------------------------------------------------------------------------
                                                                      1,675,509
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            7,400  Avon Products, Inc.                                  202,390
--------------------------------------------------------------------------------
           12,300  Estee Lauder Companies, Inc.
                   Cl A                                                 406,023
--------------------------------------------------------------------------------
                                                                        608,413
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.5%
--------------------------------------------------------------------------------
           59,000  Abbott Laboratories                                2,224,889
--------------------------------------------------------------------------------
              538  Allergan, Inc.                                        53,800
--------------------------------------------------------------------------------
            2,199  Alpharma Inc. Cl A                                    58,098
--------------------------------------------------------------------------------
           12,500  Astellas Pharma Inc. ORD                             483,016
--------------------------------------------------------------------------------
           22,420  AstraZeneca plc ORD                                1,033,989
--------------------------------------------------------------------------------
            6,900  Barr Pharmaceuticals Inc.(1)                         395,715
--------------------------------------------------------------------------------
           38,600  Bristol-Myers Squibb Co.                             833,374
--------------------------------------------------------------------------------
           16,000  Eisai Co. Ltd. ORD                                   615,590
--------------------------------------------------------------------------------
            7,100  Eli Lilly and Company                                358,550
--------------------------------------------------------------------------------
           62,310  GlaxoSmithKline plc ORD                            1,539,163
--------------------------------------------------------------------------------
           49,401  Johnson & Johnson                                  3,050,511
--------------------------------------------------------------------------------
           31,754  King Pharmaceuticals, Inc.(1)                        499,490
--------------------------------------------------------------------------------
           22,300  Merck & Co., Inc.                                    655,620
--------------------------------------------------------------------------------
           26,235  Novartis AG ORD                                    1,373,492
--------------------------------------------------------------------------------
            3,900  Novo Nordisk AS Cl B ORD                             209,759
--------------------------------------------------------------------------------
           73,958  Pfizer Inc.                                        1,567,910
--------------------------------------------------------------------------------
            9,537  Roche Holding AG ORD                               1,432,980
--------------------------------------------------------------------------------
            7,320  Sanofi-Aventis ORD                                   592,163
--------------------------------------------------------------------------------
            7,000  Watson Pharmaceuticals, Inc.(1)                      233,520
--------------------------------------------------------------------------------
           20,300  Wyeth                                                843,668
--------------------------------------------------------------------------------
                                                                     18,055,297
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
            5,660  CBL & Associates Properties, Inc.                    227,815
--------------------------------------------------------------------------------
           18,000  Mitsui Fudosan Co. Ltd. ORD                          290,686
--------------------------------------------------------------------------------
              392  Rayonier, Inc.                                        15,578
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           34,000  Tokyu Land Corp. ORD                            $    249,992
--------------------------------------------------------------------------------
            1,403  Trizec Properties Inc.                                31,539
--------------------------------------------------------------------------------
                                                                        815,610
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
              155  Burlington Northern Santa Fe
                   Corp.                                                 10,258
--------------------------------------------------------------------------------
            3,750  Canadian Pacific Railway Ltd.
                   ORD                                                  161,693
--------------------------------------------------------------------------------
              110  East Japan Railway Company
                   ORD                                                  692,206
--------------------------------------------------------------------------------
           11,000  Nippon Express Co. Ltd. ORD                           58,938
--------------------------------------------------------------------------------
           10,600  Norfolk Southern Corp.                               468,944
--------------------------------------------------------------------------------
            2,959  Union Pacific Corp.                                  226,482
--------------------------------------------------------------------------------
                                                                      1,618,521
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           14,500  Advanced Micro Devices, Inc.(1)                      379,610
--------------------------------------------------------------------------------
            3,700  Advantest Corp. ORD                                  336,588
--------------------------------------------------------------------------------
           37,540  ASML Holding N.V. ORD(1)                             719,372
--------------------------------------------------------------------------------
            9,400  Broadcom Corp. Cl A(1)                               437,476
--------------------------------------------------------------------------------
            5,600  Cymer, Inc.(1)                                       214,032
--------------------------------------------------------------------------------
           20,500  Freescale Semiconductor Inc.
                   Cl B(1)                                              528,900
--------------------------------------------------------------------------------
          107,061  Intel Corp.                                        2,856,388
--------------------------------------------------------------------------------
           18,100  Intersil Corp. Cl A                                  464,265
--------------------------------------------------------------------------------
            9,800  Lam Research Corp.(1)                                367,892
--------------------------------------------------------------------------------
            7,900  Microsemi Corporation(1)                             219,225
--------------------------------------------------------------------------------
           20,900  National Semiconductor Corp.                         540,892
--------------------------------------------------------------------------------
           48,273  Texas Instruments Inc.                             1,567,907
--------------------------------------------------------------------------------
                                                                      8,632,547
--------------------------------------------------------------------------------
SOFTWARE -- 1.2%
--------------------------------------------------------------------------------
            4,064  Autodesk, Inc.                                       169,550
--------------------------------------------------------------------------------
           12,615  BMC Software Inc.(1)                                 258,481
--------------------------------------------------------------------------------
           12,200  Business Objects SA ADR(1)                           484,828
--------------------------------------------------------------------------------
            3,507  Cadence Design Systems Inc.(1)                        60,110
--------------------------------------------------------------------------------
           18,400  Cerner Corporation(1)                              1,773,760
--------------------------------------------------------------------------------
            7,900  Citrix Systems, Inc.(1)                              214,406
--------------------------------------------------------------------------------
            4,800  Electronic Arts Inc.(1)                              270,528
--------------------------------------------------------------------------------
            1,764  Intuit Inc.(1)                                        94,497
--------------------------------------------------------------------------------
           16,400  McAfee Inc.(1)                                       456,084
--------------------------------------------------------------------------------
          146,464  Microsoft Corporation                              4,058,518
--------------------------------------------------------------------------------
           56,468  Oracle Corp.(1)                                      709,803
--------------------------------------------------------------------------------
            8,035  Parametric Technology Corp.(1)                        47,005
--------------------------------------------------------------------------------
            6,100  Reynolds & Reynolds Co. Cl A                         166,164
--------------------------------------------------------------------------------
            2,600  Synopsys, Inc.(1)                                     50,752
--------------------------------------------------------------------------------
                                                                      8,814,486
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
            3,400  Abercrombie & Fitch Co.                              208,488
--------------------------------------------------------------------------------
               31  American Eagle Outfitters, Inc.                          706
--------------------------------------------------------------------------------
           10,500  AnnTaylor Stores Corporation(1)                      318,465
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,901  Barnes & Noble Inc.                             $    197,706
--------------------------------------------------------------------------------
            9,200  Bed Bath & Beyond Inc.(1)                            392,472
--------------------------------------------------------------------------------
           11,100  Best Buy Co., Inc.                                   535,464
--------------------------------------------------------------------------------
           16,393  Charming Shoppes, Inc.(1)                            192,618
--------------------------------------------------------------------------------
           24,000  Chico's FAS, Inc.(1)                               1,058,639
--------------------------------------------------------------------------------
            6,402  Children's Place Retail Stores,
                   Inc. (The)(1)                                        317,539
--------------------------------------------------------------------------------
           20,900  Foot Locker, Inc.                                    456,038
--------------------------------------------------------------------------------
           48,700  Gap, Inc. (The)                                      846,406
--------------------------------------------------------------------------------
            4,800  Gymboree Corp.(1)                                    108,288
--------------------------------------------------------------------------------
           25,265  Home Depot, Inc.                                   1,055,572
--------------------------------------------------------------------------------
           13,240  Inditex SA ORD                                       389,551
--------------------------------------------------------------------------------
              774  Lowe's Companies, Inc.                                52,230
--------------------------------------------------------------------------------
           11,381  Payless ShoeSource, Inc.(1)                          260,056
--------------------------------------------------------------------------------
            7,000  Sherwin-Williams Co.                                 306,880
--------------------------------------------------------------------------------
            4,600  Tiffany & Co.                                        187,220
--------------------------------------------------------------------------------
           12,200  Urban Outfitters Inc.(1)                             376,492
--------------------------------------------------------------------------------
            6,100  Williams-Sonoma, Inc.(1)                             264,679
--------------------------------------------------------------------------------
           13,200  Yamada Denki Co. Ltd. ORD                          1,351,728
--------------------------------------------------------------------------------
                                                                      8,877,237
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
            3,700  Adidas-Salomon AG ORD                                650,513
--------------------------------------------------------------------------------
           17,750  Compagnie Financiere
                   Richemont AG Cl A ORD                                701,848
--------------------------------------------------------------------------------
            6,500  Jones Apparel Group, Inc.                            186,940
--------------------------------------------------------------------------------
           13,600  Liz Claiborne, Inc.                                  474,368
--------------------------------------------------------------------------------
            7,900  Polo Ralph Lauren Corp.                              423,440
--------------------------------------------------------------------------------
            9,200  VF Corp.                                             521,180
--------------------------------------------------------------------------------
                                                                      2,958,289
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
            1,072  Corus Bankshares Inc.                                 63,012
--------------------------------------------------------------------------------
            7,455  Downey Financial Corp.                               482,339
--------------------------------------------------------------------------------
           10,700  Fannie Mae                                           514,135
--------------------------------------------------------------------------------
           54,700  Freddie Mac                                        3,416,015
--------------------------------------------------------------------------------
            6,453  Fremont General Corp.                                151,065
--------------------------------------------------------------------------------
            7,278  Golden West Financial Corp.                          471,542
--------------------------------------------------------------------------------
            1,680  Hypo Real Estate Holding AG
                   ORD                                                   87,566
--------------------------------------------------------------------------------
           10,800  MGIC Investment Corp.                                703,080
--------------------------------------------------------------------------------
           35,790  Washington Mutual, Inc.                            1,474,190
--------------------------------------------------------------------------------
                                                                      7,362,944
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           16,100  Altria Group Inc.                                  1,171,919
--------------------------------------------------------------------------------
           38,910  British American Tobacco plc
                   ORD                                                  847,474
--------------------------------------------------------------------------------
                                                                      2,019,393
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            3,500  Watsco Inc.                                          219,625
--------------------------------------------------------------------------------
            4,900  WESCO International Inc.(1)                          204,575
--------------------------------------------------------------------------------
                                                                        424,200
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
           28,644  Cintra Concesiones de
                   Infraestructuras de Transporte
                   SA ORD                                          $    349,945
--------------------------------------------------------------------------------
          157,510  Macquarie Infrastructure Group
                   ORD                                                  410,004
--------------------------------------------------------------------------------
                                                                        759,949
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
--------------------------------------------------------------------------------
           36,300  American Tower Corp. Cl A(1)                         990,627
--------------------------------------------------------------------------------
           21,610  Crown Castle International
                   Corp.(1)                                             592,114
--------------------------------------------------------------------------------
              100  KDDI Corp. ORD                                       524,120
--------------------------------------------------------------------------------
           43,320  NII Holdings, Inc.(1)                              1,882,253
--------------------------------------------------------------------------------
           10,660  Rogers Communications Inc.
                   Cl B ORD                                             408,783
--------------------------------------------------------------------------------
           11,400  SBA Communications Corp.
                   Cl A(1)                                              210,216
--------------------------------------------------------------------------------
           68,429  Sprint Nextel Corp.                                1,713,462
--------------------------------------------------------------------------------
          311,670  Vodafone Group plc ORD                               672,094
--------------------------------------------------------------------------------
                                                                      6,993,669
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $268,958,491)                                                 320,568,762
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 13.4%

      $11,000,000  FHLMC, 5.00%, settlement
                   date 12/15/05(4)                                  10,838,433
--------------------------------------------------------------------------------
           29,603  FHLMC, 6.50%, 12/1/12                                 30,473
--------------------------------------------------------------------------------
          137,111  FHLMC, 7.00%, 6/1/14                                 142,445
--------------------------------------------------------------------------------
          146,932  FHLMC, 6.50%, 6/1/16                                 151,280
--------------------------------------------------------------------------------
        3,269,154  FHLMC, 4.50%, 1/1/19                               3,171,782
--------------------------------------------------------------------------------
           30,213  FHLMC, 8.00%, 7/1/30                                  32,190
--------------------------------------------------------------------------------
          130,577  FHLMC, 6.50%, 5/1/31                                 133,862
--------------------------------------------------------------------------------
        1,151,839  FHLMC, 5.50%, 12/1/33                              1,138,676
--------------------------------------------------------------------------------
        6,115,000  FNMA, 5.00%, settlement
                   date 12/13/05(4)                                   5,883,780
--------------------------------------------------------------------------------
       13,248,300  FNMA, 6.00%, settlement
                   date 12/13/05(4)                                  13,326,969
--------------------------------------------------------------------------------
        9,209,000  FNMA, 6.50%, settlement
                   date 12/13/05(4)                                   9,430,587
--------------------------------------------------------------------------------
        5,636,560  FNMA, 5.00%, settlement
                   date 12/15/05(4)                                   5,553,770
--------------------------------------------------------------------------------
        5,920,000  FNMA, 5.50%, settlement
                   date 12/15/05(4)                                  5,945,900
--------------------------------------------------------------------------------
            1,091  FNMA, 6.50%, 4/1/11                                    1,125
--------------------------------------------------------------------------------
           44,323  FNMA, 6.50%, 5/1/11                                   45,697
--------------------------------------------------------------------------------
           12,622  FNMA, 6.50%, 5/1/11                                   13,013
--------------------------------------------------------------------------------
           17,814  FNMA, 6.50%, 5/1/11                                   18,366
--------------------------------------------------------------------------------
           10,156  FNMA, 6.50%, 2/1/12                                   10,471
--------------------------------------------------------------------------------
           18,749  FNMA, 6.50%, 4/1/12                                   19,330
--------------------------------------------------------------------------------
           37,929  FNMA, 6.50%, 5/1/12                                   39,105
--------------------------------------------------------------------------------
          112,843  FNMA, 6.00%, 4/1/14                                  115,285
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   29,235  FNMA, 7.50%, 6/1/15                             $     30,757
--------------------------------------------------------------------------------
        1,823,154  FNMA, 4.50%, 5/1/19                                1,765,995
--------------------------------------------------------------------------------
        1,834,196  FNMA, 4.50%, 5/1/19                                1,776,690
--------------------------------------------------------------------------------
            3,015  FNMA, 7.00%, 6/1/26                                    3,157
--------------------------------------------------------------------------------
           22,956  FNMA, 7.50%, 3/1/27                                   24,153
--------------------------------------------------------------------------------
           81,032  FNMA, 6.50%, 6/1/29                                   83,265
--------------------------------------------------------------------------------
           25,325  FNMA, 7.00%, 7/1/29                                   26,477
--------------------------------------------------------------------------------
          160,986  FNMA, 7.00%, 7/1/29                                  168,434
--------------------------------------------------------------------------------
           67,050  FNMA, 7.00%, 3/1/30                                   70,079
--------------------------------------------------------------------------------
            9,854  FNMA, 7.00%, 5/1/30                                   10,294
--------------------------------------------------------------------------------
          107,305  FNMA, 7.50%, 8/1/30                                  112,719
--------------------------------------------------------------------------------
           40,376  FNMA, 7.50%, 9/1/30                                   42,414
--------------------------------------------------------------------------------
          252,840  FNMA, 6.50%, 9/1/31                                  259,495
--------------------------------------------------------------------------------
          109,398  FNMA, 7.00%, 9/1/31                                  114,283
--------------------------------------------------------------------------------
          111,111  FNMA, 6.50%, 1/1/32                                  113,964
--------------------------------------------------------------------------------
          779,666  FNMA, 7.00%, 6/1/32                                  814,222
--------------------------------------------------------------------------------
        2,146,683  FNMA, 5.50%, 6/1/33                                2,119,459
--------------------------------------------------------------------------------
        8,907,223  FNMA, 5.50%, 7/1/33                                8,794,261
--------------------------------------------------------------------------------
        4,037,660  FNMA, 5.50%, 8/1/33                                3,986,455
--------------------------------------------------------------------------------
        1,006,260  FNMA, 5.50%, 9/1/33                                  993,499
--------------------------------------------------------------------------------
        6,256,031  FNMA, 5.00%, 11/1/33                               6,040,561
--------------------------------------------------------------------------------
        5,988,533  FNMA, 5.50%, 1/1/34                                5,912,587
--------------------------------------------------------------------------------
        5,943,466  FNMA, 5.00%, 8/1/34                                5,731,397
--------------------------------------------------------------------------------
           17,760  GNMA, 7.00%, 1/15/24                                  18,707
--------------------------------------------------------------------------------
           10,800  GNMA, 8.00%, 7/15/24                                  11,549
--------------------------------------------------------------------------------
           18,186  GNMA, 8.00%, 9/15/24                                  19,448
--------------------------------------------------------------------------------
            6,075  GNMA, 9.00%, 4/20/25                                   6,638
--------------------------------------------------------------------------------
           72,747  GNMA, 7.00%, 9/15/25                                  76,596
--------------------------------------------------------------------------------
           12,161  GNMA, 7.50%, 10/15/25                                 12,885
--------------------------------------------------------------------------------
           24,715  GNMA, 7.50%, 2/15/26                                  26,160
--------------------------------------------------------------------------------
            9,443  GNMA, 6.00%, 4/15/26                                   9,608
--------------------------------------------------------------------------------
           16,982  GNMA, 7.50%, 5/15/26                                  17,975
--------------------------------------------------------------------------------
           12,186  GNMA, 8.00%, 5/15/26                                  13,045
--------------------------------------------------------------------------------
          150,769  GNMA, 8.25%, 7/15/26                                 162,352
--------------------------------------------------------------------------------
              913  GNMA, 9.00%, 8/20/26                                     998
--------------------------------------------------------------------------------
           80,924  GNMA, 7.00%, 12/15/27                                 85,135
--------------------------------------------------------------------------------
           40,294  GNMA, 6.50%, 2/15/28                                  41,960
--------------------------------------------------------------------------------
           31,918  GNMA, 6.50%, 2/15/28                                  33,238
--------------------------------------------------------------------------------
           10,732  GNMA, 6.50%, 2/15/28                                  11,176
--------------------------------------------------------------------------------
            6,413  GNMA, 6.50%, 3/15/28                                   6,678
--------------------------------------------------------------------------------
           26,427  GNMA, 6.50%, 3/15/28                                  27,520
--------------------------------------------------------------------------------
           13,885  GNMA, 6.50%, 3/15/28                                  14,459
--------------------------------------------------------------------------------
            5,636  GNMA, 6.50%, 4/15/28                                   5,869
--------------------------------------------------------------------------------
           22,572  GNMA, 6.00%, 5/15/28                                  22,950
--------------------------------------------------------------------------------
           42,058  GNMA, 6.00%, 7/15/28                                  42,763
--------------------------------------------------------------------------------
           66,234  GNMA, 6.00%, 10/15/28                                 67,343
--------------------------------------------------------------------------------
           67,822  GNMA, 7.00%, 5/15/31                                  71,225
--------------------------------------------------------------------------------
          812,138  GNMA, 5.50%, 11/15/32                                810,617
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $97,328,174)                                                   96,654,050
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.7%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
      $   980,000  United Technologies Corp.,
                   4.375%, 5/1/10                                  $    962,265
--------------------------------------------------------------------------------
          490,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        478,741
--------------------------------------------------------------------------------
                                                                      1,441,006
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          700,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $699,564)(5)                            686,772
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
          810,000  Genentech, Inc., 4.75%,
                   7/15/15                                              782,363
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.7%
--------------------------------------------------------------------------------
        1,400,000  Goldman Sachs Group, Inc.
                   (The), 5.25%, 10/15/13                             1,393,224
--------------------------------------------------------------------------------
          900,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       887,240
--------------------------------------------------------------------------------
          600,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        582,319
--------------------------------------------------------------------------------
          400,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        394,673
--------------------------------------------------------------------------------
          450,000  Morgan Stanley, 4.00%, 1/15/10                       431,626
--------------------------------------------------------------------------------
          350,000  Morgan Stanley, 4.25%, 5/15/10                       338,041
--------------------------------------------------------------------------------
          470,000  Morgan Stanley, 5.05%, 1/21/11                       468,097
--------------------------------------------------------------------------------
          440,000  Morgan Stanley, 4.75%, 4/1/14                        419,247
--------------------------------------------------------------------------------
                                                                      4,914,467
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.0%
--------------------------------------------------------------------------------
        1,600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,557,325
--------------------------------------------------------------------------------
          730,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              694,077
--------------------------------------------------------------------------------
          900,000  SouthTrust Corp., 5.80%,
                   6/15/14                                              932,288
--------------------------------------------------------------------------------
          780,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              752,828
--------------------------------------------------------------------------------
        1,200,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                             1,163,576
--------------------------------------------------------------------------------
        1,000,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                              971,992
--------------------------------------------------------------------------------
          890,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                               876,967
--------------------------------------------------------------------------------
                                                                      6,949,053
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          350,000  R.R. Donnelley & Sons Company,
                   3.75%, 4/1/09                                        331,559
--------------------------------------------------------------------------------
          630,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       701,079
--------------------------------------------------------------------------------
                                                                      1,032,638
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
      $   500,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                           $    490,810
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.2%
--------------------------------------------------------------------------------
        1,463,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,551,204)(5)                                     1,699,883
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
--------------------------------------------------------------------------------
          700,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             695,224
--------------------------------------------------------------------------------
        3,224,000  Citigroup Inc., 5.00%, 9/15/14                     3,172,089
--------------------------------------------------------------------------------
          410,000  DaimlerChrysler N.A. Holding
                   Corp., 4.875%, 6/15/10                               399,125
--------------------------------------------------------------------------------
          910,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                             837,187
--------------------------------------------------------------------------------
          600,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                      630,088
--------------------------------------------------------------------------------
          650,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               609,887
--------------------------------------------------------------------------------
        1,000,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                             966,832
--------------------------------------------------------------------------------
        1,145,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                            1,131,720
--------------------------------------------------------------------------------
          590,000  HSBC Finance Corp., 4.625%,
                   9/15/10                                              576,429
--------------------------------------------------------------------------------
          800,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        857,364
--------------------------------------------------------------------------------
          480,000  J.P. Morgan Chase & Co.,
                   5.15%, 10/1/15                                       471,149
--------------------------------------------------------------------------------
                                                                     10,347,094
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
          490,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                           545,987
--------------------------------------------------------------------------------
          300,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                           297,695
--------------------------------------------------------------------------------
          250,000  France Telecom SA, 8.00%,
                   3/1/11                                               279,838
--------------------------------------------------------------------------------
          570,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              660,417
--------------------------------------------------------------------------------
          310,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                              407,519
--------------------------------------------------------------------------------
          450,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       428,606
--------------------------------------------------------------------------------
          460,000  Telecom Italia Capital SA,
                   5.25%, 10/1/15                                       446,472
--------------------------------------------------------------------------------
                                                                      3,066,534
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
          890,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        878,731
--------------------------------------------------------------------------------
          390,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      386,311
--------------------------------------------------------------------------------
          475,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 487,533
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   490,000  Florida Power Corp., 4.50%,
                   6/1/10                                          $    479,273
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              637,874
--------------------------------------------------------------------------------
                                                                      2,869,722
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.3%
--------------------------------------------------------------------------------
          480,000  CVS Corp., 4.00%, 9/15/09                            462,819
--------------------------------------------------------------------------------
          440,000  Kroger Co. (The), 6.80%,
                   4/1/11                                               457,239
--------------------------------------------------------------------------------
          450,000  Safeway Inc., 6.50%, 3/1/11                          462,575
--------------------------------------------------------------------------------
          800,000  Wal-Mart Stores, Inc., 4.125%,
                   7/1/10                                               773,440
--------------------------------------------------------------------------------
          330,000  Wal-Mart Stores, Inc., 5.25%,
                   9/1/35                                               314,482
--------------------------------------------------------------------------------
                                                                      2,470,555
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
          290,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35                                      273,578
--------------------------------------------------------------------------------
        1,140,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%, 10/1/08
                   (Acquired 6/14/05-11/28/05,
                   Cost $1,115,257)(5)                                1,106,337
--------------------------------------------------------------------------------
        1,000,000  Cadbury Schweppes U.S.
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $994,540)(5)                                    990,514
--------------------------------------------------------------------------------
          480,000  WM Wrigley Jr. Co., 4.30%,
                   7/15/10                                              470,058
--------------------------------------------------------------------------------
                                                                      2,840,487
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          780,000  Baxter Financial Corp., 4.75%,
                   10/15/10 (Acquired 9/28/05,
                   Cost $777,613)(5)                                    767,639
--------------------------------------------------------------------------------
          750,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               787,700
--------------------------------------------------------------------------------
          630,000  Boston Scientific Corp., 5.50%,
                   11/15/15                                             635,504
--------------------------------------------------------------------------------
                                                                      2,190,843
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
        1,150,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,324,592
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
        1,490,000  General Electric Co., 5.00%,
                   2/1/13                                             1,480,264
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(5)                                     1,031,621
--------------------------------------------------------------------------------
          750,000  Genworth Financial Inc., 5.75%,
                   6/15/14                                              778,688
--------------------------------------------------------------------------------
          440,000  Genworth Financial Inc., 4.95%,
                   10/1/15                                              427,403
--------------------------------------------------------------------------------
          320,000  MetLife, Inc., 5.00%, 6/15/15                        312,069
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(5)                       $    635,466
--------------------------------------------------------------------------------
          490,000  Prudential Financial Inc.,
                   5.40%, 6/13/35                                       458,193
--------------------------------------------------------------------------------
                                                                      3,643,440
--------------------------------------------------------------------------------
MACHINERY -- 0.2%
--------------------------------------------------------------------------------
          470,000  Dover Corp., 5.375%, 10/15/35                        453,059
--------------------------------------------------------------------------------
          890,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                       881,318
--------------------------------------------------------------------------------
                                                                      1,334,377
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
           79,000  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                        91,318
--------------------------------------------------------------------------------
        1,400,000  Comcast Corp., 5.50%, 3/15/11                      1,407,441
--------------------------------------------------------------------------------
          600,000  Continental Cablevision, 8.30%,
                   5/15/06                                              609,313
--------------------------------------------------------------------------------
        1,210,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                    1,169,938
--------------------------------------------------------------------------------
          300,000  News America Holdings, 7.75%,
                   1/20/24                                              336,532
--------------------------------------------------------------------------------
          790,000  Reed Elsevier Capital Inc.,
                   4.625%, 6/15/12                                      761,434
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,710,358
--------------------------------------------------------------------------------
                                                                      6,086,334
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          600,000  Alcan Inc., 4.50%, 5/15/13                           568,311
--------------------------------------------------------------------------------
          160,000  Alcan Inc., 5.00%, 6/1/15                            154,317
--------------------------------------------------------------------------------
                                                                        722,628
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      588,985
--------------------------------------------------------------------------------
          440,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      429,036
--------------------------------------------------------------------------------
          750,000  Nisource Finance Corp., 5.25%,
                   9/15/17                                              724,072
--------------------------------------------------------------------------------
          800,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        811,119
--------------------------------------------------------------------------------
                                                                      2,553,212
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          300,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                294,861
--------------------------------------------------------------------------------
          800,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09                                789,611
--------------------------------------------------------------------------------
                                                                      1,084,472
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          400,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                       498,754
--------------------------------------------------------------------------------
          750,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               738,770
--------------------------------------------------------------------------------
        1,200,000  Enterprise Products Operating
                   LP, 4.95%, 6/1/10                                  1,173,354
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   310,000  Nexen Inc., 5.875%, 3/10/35                     $    299,805
--------------------------------------------------------------------------------
          620,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              615,590
--------------------------------------------------------------------------------
                                                                      3,326,273
--------------------------------------------------------------------------------
PHARMACEUTICALS(2)
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.55%,
                   12/1/13                                              355,113
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
          420,000  ERP Operating L.P., 5.125%,
                   3/15/16                                              405,128
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          850,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                        928,702
--------------------------------------------------------------------------------
           23,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                               28,703
--------------------------------------------------------------------------------
          577,000  Norfolk Southern Corp., 5.64%,
                   5/17/29                                              571,088
--------------------------------------------------------------------------------
                                                                      1,528,493
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
--------------------------------------------------------------------------------
        3,250,000  Countrywide Home Loans Inc.,
                   VRN, 4.13%, 12/27/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.12% with no caps                      3,250,218
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          610,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                       610,788
--------------------------------------------------------------------------------
          760,000  Vodafone Group plc, 5.00%,
                   9/15/15                                              740,284
--------------------------------------------------------------------------------
                                                                      1,351,072
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $71,044,014)                                                   70,227,843
--------------------------------------------------------------------------------
COMMERCIAL PAPER(6) -- 7.8%

        3,500,000  7-Eleven, Inc., 4.06%, 12/19/05                    3,492,860
--------------------------------------------------------------------------------
        3,300,000  Alcon Capital Corp., 3.96%,
                   12/8/05 (Acquired 10/28/05,
                   Cost $3,285,117)(5)                                3,297,433
--------------------------------------------------------------------------------
        3,500,000  Allied Irish Banks N.A., 4.04%,
                   12/14/05 (Acquired 11/15/05,
                   Cost $3,488,609)(5)                                3,494,859
--------------------------------------------------------------------------------
        3,250,000  Alltel Corp., 4.01%, 12/5/05
                   (Acquired 11/10/05, Cost
                   $3,240,950)(5)                                     3,248,544
--------------------------------------------------------------------------------
        3,250,000  Bear Stearns Co. Inc., 4.04%,
                   12/19/05                                           3,243,321
--------------------------------------------------------------------------------
        3,250,000  BNP Paribas Finance Inc.,
                   4.02%, 12/12/05                                    3,246,003
--------------------------------------------------------------------------------
        3,500,000  Canadian Imperial Holdings,
                   4.16%, 12/30/05                                    3,488,205
--------------------------------------------------------------------------------
        3,250,000  Cargill Inc., 3.98%, 12/7/05
                   (Acquired 11/10/05, Cost
                   $3,240,299)(5)                                     3,247,816
--------------------------------------------------------------------------------
        3,250,000  Danske Corporation, 4.01%,
                   12/9/05                                            3,247,107
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,250,000  Dow Jones & Co., Inc., 4.05%,
                   12/8/05 (Acquired 11/10/05,
                   Cost $3,239,763)(5)                             $  3,247,410
--------------------------------------------------------------------------------
        3,250,000  Falcon Asset Security Corp.,
                   4.11%, 12/20/05 (Acquired
                   11/23/05, Cost $3,239,982)(5)                      3,242,834
--------------------------------------------------------------------------------
        3,250,000  General Electric Capital Corp.,
                   4.10%, 12/29/05                                    3,239,512
--------------------------------------------------------------------------------
        3,250,000  Henkel of America, Inc., 4.11%,
                   12/15/05 (Acquired 11/23/05,
                   Cost $3,241,837)(5)                                3,244,761
--------------------------------------------------------------------------------
        3,500,000  ING (US) Funding LLC, 3.98%,
                   12/1/05                                            3,499,999
--------------------------------------------------------------------------------
        3,250,000  KFW International Finance,
                   4.01%, 12/16/05 (Acquired
                   11/15/05, Cost $3,238,778)(5)                      3,244,517
--------------------------------------------------------------------------------
        3,250,000  Old Line Funding Corp., 4.23%,
                   1/20/06 (Acquired 11/30/05,
                   Cost $3,230,524)(5)                                3,230,724
--------------------------------------------------------------------------------
        3,250,000  Paradigm Funding LLC, 4.12%,
                   1/27/06 (Acquired 10/25/05,
                   Cost $3,215,037)(5)                                3,227,803
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $56,185,583)                                                   56,183,708
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 6.2%

       16,269,979  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.73%, 12/1/05                        398,322
--------------------------------------------------------------------------------
        4,250,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.16%,
                   12/1/05                                            4,127,132
--------------------------------------------------------------------------------
        3,000,000  Bear Stearns Adjustable Rate
                   Mortgage Trust, Series 2005-4,
                   Class 2A2, 4.57%, 8/25/35                          2,920,896
--------------------------------------------------------------------------------
       19,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 12/1/05                        694,773
--------------------------------------------------------------------------------
          571,978  Citigroup Commercial Mortgage
                   Trust, Series 2004 FL1, Class A1,
                   VRN, 4.25%, 12/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.13% with no caps                              572,394
--------------------------------------------------------------------------------
        8,506,340  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%, 12/1/05                         278,361
--------------------------------------------------------------------------------
           29,899  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 4.36%, 12/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.24% with no caps                               29,919
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,878,208  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 4.22%, 12/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.10% with no caps
                   (Acquired 3/18/05, Cost
                   $1,878,208)(5)                                  $  1,879,031
--------------------------------------------------------------------------------
        3,000,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 4.15%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $3,000,000)(5)                                3,000,000
--------------------------------------------------------------------------------
        4,397,286  FHLMC, Series 2900, Class PA,
                   4.50%, 3/15/14                                     4,370,446
--------------------------------------------------------------------------------
        2,907,923  FHLMC, Series 2937, Class KA,
                   4.50%, 12/15/14                                    2,889,681
--------------------------------------------------------------------------------
        1,127,735  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 4.59%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus 0.40%
                   with a cap of 7.50%                                1,131,536
--------------------------------------------------------------------------------
          492,529  GMAC Commercial Mortgage
                   Securities, Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                        490,433
--------------------------------------------------------------------------------
        3,600,000  GMAC Commercial Mortgage
                   Securities, Inc., Series 2005 C1,
                   Class A2 SEQ, 4.47%, 5/10/43                       3,513,327
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27                                2,989,373
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3, Class A3,
                   4.65%, 7/30/30                                     3,012,109
--------------------------------------------------------------------------------
        1,974,652  Lehman Brothers Floating Rate
                   Commercial Mortgage Trust,
                   Series 2005 LLFA, Class A1,
                   VRN, 4.22%, 12/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $1,974,652)(5)                                     1,975,669
--------------------------------------------------------------------------------
          115,516  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      116,205
--------------------------------------------------------------------------------
        1,795,200  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   4.22%, 12/15/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.10% with no caps,
                   (Acquired 3/24/05, Cost
                   $1,795,200)(5)                                     1,795,737
--------------------------------------------------------------------------------
        2,300,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34                                            2,207,098
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                            1,942,396
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,100,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.18%, 12/1/05(7)                               $  3,026,165
--------------------------------------------------------------------------------
        1,327,055  Washington Mutual, Series
                   2005 AR11, Class A1C1, VRN,
                   4.24%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.20% with a cap
                   of 10.50%                                          1,326,261
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $45,416,049)                                                   44,687,264
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.6%

        2,900,000  FHLMC, 4.75%, 10/17/08                             2,883,328
--------------------------------------------------------------------------------
        6,580,000  FHLMC, 4.90%, 11/3/08                              6,559,951
--------------------------------------------------------------------------------
        5,900,000  FHLMC, 6.625%, 9/15/09                             6,284,196
--------------------------------------------------------------------------------
        8,800,000  FHLMC, 7.00%, 3/15/10                              9,564,588
--------------------------------------------------------------------------------
        7,900,000  FNMA, 5.75%, 2/15/08                               8,076,628
--------------------------------------------------------------------------------
        3,000,000  FNMA, 6.125%, 3/15/12                              3,209,130
--------------------------------------------------------------------------------
        3,200,000  FNMA, 6.625%, 11/15/30                             3,870,925
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $40,936,803)                                                   40,448,746
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 5.2%

        1,400,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                           1,896,399
--------------------------------------------------------------------------------
        6,740,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                            7,888,699
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27                                           1,060,454
--------------------------------------------------------------------------------
        3,150,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            3,462,048
--------------------------------------------------------------------------------
        4,050,000  U.S. Treasury Notes, 4.00%,
                   8/31/07(7)                                         4,022,476
--------------------------------------------------------------------------------
        3,500,000  U.S. Treasury Notes, 4.25%,
                   10/15/10                                           3,471,839
--------------------------------------------------------------------------------
        1,500,000  U.S. Treasury Notes, 4.50%,
                   11/15/10                                           1,505,333
--------------------------------------------------------------------------------
       14,695,000  U.S. Treasury Notes, 4.25%,
                   8/15/15(7)                                        14,367,815
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $37,533,576)                                                   37,675,063
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) -- 4.5%

           53,169  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $53,027)(5)                             52,900
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   437,225  Accredited Mortgage Loan Trust,
                   Series 2004-4, Class A2A, VRN,
                   4.34%, 12/27/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.15% with no caps                         $    437,528
--------------------------------------------------------------------------------
           12,981  AQ Finance Net Interest Margin,
                   Series 2004 RN4, Class A,
                   4.60%, 7/25/34 (Acquired
                   6/9/04, Cost $12,971)(5)                              12,968
--------------------------------------------------------------------------------
           35,417  AQ Finance Net Interest Margin,
                   Series 2004 RN5, Class A,
                   5.19%, 6/29/34 (Acquired
                   6/24/04, Cost $35,417)(5)                             35,291
--------------------------------------------------------------------------------
            1,719  Argent Net Interest Margin,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34 (Acquired
                   6/18/04, Cost $1,717)(5)                               1,718
--------------------------------------------------------------------------------
           39,687  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $39,686)(5)                              39,624
--------------------------------------------------------------------------------
           42,875  Argent Net Interest Margin,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $42,875)(5)                            42,796
--------------------------------------------------------------------------------
           37,607  Asset Backed Funding Corp.
                   Net Interest Margin, Series
                   2004 OPT4, Class N1, 4.45%,
                   5/26/34                                               37,435
--------------------------------------------------------------------------------
        4,000,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 4.18%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus 0.06%
                   with no caps                                       4,005,272
--------------------------------------------------------------------------------
          103,147  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 12/1/05                                       102,839
--------------------------------------------------------------------------------
        3,800,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 4.19%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus 0.07%
                   with no caps                                       3,803,382
--------------------------------------------------------------------------------
           47,746  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                             47,597
--------------------------------------------------------------------------------
           53,050  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $53,022)(5)                                           52,790
--------------------------------------------------------------------------------
          482,312  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 4.33%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                   482,609
--------------------------------------------------------------------------------
        5,238,000  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 4.31%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                 5,240,565
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,017,887  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 4.32%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                              $  2,018,994
--------------------------------------------------------------------------------
          229,526  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   4.20%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with no caps                        229,668
--------------------------------------------------------------------------------
           57,522  Finance America Net Interest
                   Margin, Series 2004-1, Class A,
                   5.25%, 6/27/34                                        52,105
--------------------------------------------------------------------------------
          275,821  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 4.34%, 12/27/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.15% with no caps                              275,975
--------------------------------------------------------------------------------
          778,606  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,  VRN,
                   4.27%, 12/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.08% with no caps                              779,130
--------------------------------------------------------------------------------
        8,550,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 4.16%, 12/15/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.04% with no caps                      8,559,714
--------------------------------------------------------------------------------
           59,124  GSAMP Net Interest Margin,
                   Series 2004, Class N1, 5.50%,
                   9/25/34 (Acquired 9/20/04,
                   Cost $59,150)(5)                                      59,144
--------------------------------------------------------------------------------
           49,132  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $49,239)(5)                                           48,945
--------------------------------------------------------------------------------
          226,665  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $226,665)(5)                           225,929
--------------------------------------------------------------------------------
          154,898  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A, VRN,
                   4.38%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with a cap
                   of 11.00%                                            154,998
--------------------------------------------------------------------------------
        1,903,597  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A, VRN,
                   4.31%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a cap
                   of 11.00%                                          1,905,096
--------------------------------------------------------------------------------
        1,900,000  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A, VRN,
                   4.25%, 1/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.08% with a cap of 11.00%(4)                      1,900,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    21,796  NovaStar Net Interest Margin,
                   Series 2004 N2, Class X, O and
                   P, 4.46%, 6/26/34 (Acquired
                   7/20/04, Cost $21,796)(5)                       $     21,749
--------------------------------------------------------------------------------
          293,425  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 4.35%, 12/27/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.16% with no caps                              293,601
--------------------------------------------------------------------------------
          774,421  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN, 4.36%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus 0.17%
                   with a cap of 14.00%                                 774,991
--------------------------------------------------------------------------------
          340,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            329,545
--------------------------------------------------------------------------------
          169,781  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 4.33%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                   169,884
--------------------------------------------------------------------------------
           74,900  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A, 5.00%,
                   9/27/34 (Acquired 9/13/04,
                   Cost $75,064)(5)                                      74,558
--------------------------------------------------------------------------------
           47,108  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $47,039)(5)                              47,056
--------------------------------------------------------------------------------
           38,057  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $38,056)(5)                                      38,022
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $32,341,882)                                                   32,354,418
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 1.2%

        3,000,000  Commonwealth of
                   Massachusetts Rev., 5.50%,
                   1/1/34 (FGIC)                                      3,472,860
--------------------------------------------------------------------------------
        3,000,000  Gulf Gate Apartments Rev.,
                   VRDN, 4.15%, 12/1/05
                   (Acquired 9/29/03-11/10/03,
                   Cost $3,000,000)(5)                                3,000,000
--------------------------------------------------------------------------------
          800,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        771,592
--------------------------------------------------------------------------------
        1,150,000  Orange County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Millenia), VRDN, 4.10%,
                   12/7/05 (LOC: Keybank N.A.)                        1,150,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $8,601,039)                                                     8,394,452
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(8) -- 0.8%

      $ 3,500,000  FHLMC STRIPS - COUPON,
                   3.75%, 3/14/06                                  $  3,457,692
--------------------------------------------------------------------------------
        1,976,000  FNMA STRIPS - COUPON,
                   3.71%, 12/15/05                                    1,972,862
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,436,624)                                                     5,430,554
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%

          900,000  Province of Quebec, 5.00%,
                   7/17/09                                              907,320
--------------------------------------------------------------------------------
          970,000  Republic of Italy, 4.00%,
                   6/16/08                                              954,961
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS &
AGENCIES SECURITIES
(Cost $1,888,813)                                                     1,862,281
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 7.9%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 7.125%, 2/15/23, valued at
$21,189,743), in a joint trading account at
3.90%, dated 11/30/05, due 12/1/05
(Delivery value $20,802,253)(7)                                    $ 20,800,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.25%-8.125%, 5/15/16-8/15/21,
valued at $36,733,154), in a joint trading
account at 3.91%, dated 11/30/05, due
12/1/05 (Delivery value $36,103,921)(7)                              36,100,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $56,900,000)                                                   56,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.1%
(Cost $722,571,048)                                                 771,387,141
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (7.1)%                              (51,004,866)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $720,382,275
================================================================================

FUTURES CONTRACTS*
                                                Underlying Face      Unrealized
Contracts Purchased         Expiration Date     Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
138  U.S. Treasury
          10-Year Notes       March 2006          $14,977,313         $(24,029)
--------------------------------------------------------------------------------
  8  U.S. Treasury
          5-Year Notes        March 2006              847,500             (956)
--------------------------------------------------------------------------------
                                                  $15,824,813         $(24,985)
                                                ================================

                                                Underlying Face      Unrealized
  Contracts Sold            Expiration Date     Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  3  U.S. Treasury
     2-Year Notes             March 2006             $615,281              $415
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                                                                                Unrealized
Notional Amount           Description of Agreement            Expiration Date   Gain (Loss)
-------------------------------------------------------------------------------------------
  $5,000,000      Receive quarterly a fixed rate equal to      December 2010      $14,352
                  0.45% multiplied by the notional amount                       ===========
                  and pay to Deutsche Bank AG upon each
                  default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade 5, par
                  value of the proportional notional amount.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2005

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

EAFE = Europe, Australasia, and Far East

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(4) Forward commitment or when-issued security.

(5) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30,
    2005, was $52,048,860, which represented 7.2% of total net assets.

(6) The rate indicated is the yield to maturity at purchase.

7) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap agreement and/or when-issued security.

(8) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  8.04%        4.82%        8.04%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                8.44%        0.64%        8.84%(2)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)         2.40%        6.06%        6.34%(2)         --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)                   2.94%        2.14%        3.60%(2)         --
--------------------------------------------------------------------------------
Institutional Class             8.24%        5.03%        4.00%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                   7.76%        4.57%        7.64%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                  9/30/04
   No sales charge*             7.77%          --        10.73%
   With sales charge*           1.57%          --         5.28%
--------------------------------------------------------------------------------
B Class                                                                  9/30/04
   No sales charge*             6.86%          --         9.93%
   With sales charge*           2.85%          --         6.54%
--------------------------------------------------------------------------------
C Class                         6.96%          --         6.53%          10/2/01
--------------------------------------------------------------------------------
R Class                         7.35%(3)       --        10.20%(3)       8/29/03
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Class return would have been lower if the class had not received partial reimbursements of distribution and service fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1996*    1997     1998     1999     2000     2001     2002     2003     2004     2005
---------------------------------------------------------------------------------------------------------
Investor Class     9.91%   13.02%   10.32%   16.97%    5.20%   -2.37%   -6.23%   15.67%   10.61%    8.04%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     20.20%   28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              5.75%    7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury Bill
Index              3.86%    5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%
---------------------------------------------------------------------------------------------------------
*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Portfolio Commentary

PORTFOLIO MANAGER: JEFF TYLER

PERFORMANCE SUMMARY

Strategic Allocation: Moderate returned 8.04%* for the year ended November 30,
2005.

Strategic Allocation: Moderate allocates holdings over time with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash-equivalent investments.
These proportions may change slightly with short-term tactical adjustments and changing securities prices. Because of the portfolio's broad exposure to stocks
(both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the year despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. By the summer of 2005, crude oil futures had risen more than 60% from where they stood at the end of 2004, topping $70 a barrel as Hurricane Katrina approached the Gulf Coast. Fueled by a
21.7% annualized increase in energy costs, the Consumer Price Index rose at a
3.8% annualized growth rate in the first 11 months of 2005. To combat inflation pressures, the Federal Reserve (the Fed) raised its overnight rate target eight times between November 30, 2004 and November 30, 2005 (in quarter-point increments), from 2.00% to 4.00%.

STOCK MARKET REVIEW

Overcoming rising fuel costs and higher interest rates, corporate profit growth for S&P 500 companies posted a string of double digit quarterly gains, and rose about 15% in the third quarter of 2005. The S&P 500 Index, a key benchmark for larger-capitalization (large-cap) companies, advanced 8.44% during the fiscal year, trailing its smaller-cap counterparts, the S&P MidCap 400 and SmallCap 600 indices, which gained 16.46% and 11.07%, respectively. Value stocks outpaced growth--the value subindex of the S&P 500 returned 8.97%, compared with the
7.94% return of the growth subindex.

ASSET ALLOCATION
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       42.7%
--------------------------------------------------------------------------------
U.S. Bonds                                                        28.8%
--------------------------------------------------------------------------------
Foreign Stocks                                                    16.8%
--------------------------------------------------------------------------------
Money Market Securities                                           10.7%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.0%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        28.3%
--------------------------------------------------------------------------------
Corporate Bonds                                                   24.9%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 13.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               12.4%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                          10.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            8.7%
--------------------------------------------------------------------------------
Municipal Securities                                               1.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

Many stock markets around the world posted double-digit gains during the period.
Companies in emerging markets outperformed those of developing nations. The MSCI
EAFE Index returned 13.25% for the fiscal year.

BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.00% to 4.42%, a 1.42 percentage point increase. The yield on the 10-year Treasury note rose from 4.35% to 4.49% during the period--a much smaller (0.14 percentage point) increase. Meanwhile, long-term yields actually fell overall, from 5.00% to 4.69%. This narrowed the difference between shorter- and longer-term yields and "flattened" the Treasury yield curve.

The Lehman Brothers U.S. Aggregate Index gained 2.40% during the year ended
November 30, 2005, as yields rose. (The total return remained positive as interest income offset price declines.) Of the Lehman Aggregate's three largest sectors (mortgage-backed, Treasury, and corporate), Treasurys (up 2.75%)
outperformed the broad market, while mortgage-backed--up 2.33%--underperformed slightly, and investment-grade corporate securities lagged with a 2.04% return.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to provide long-term capital growth with some regular income, through the portfolio's emphasis on stocks and its sizable stake in bonds and money market securities.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.6%                  1.2%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.1%                  0.9%
--------------------------------------------------------------------------------
Microsoft Corporation                       1.6%                  0.7%
--------------------------------------------------------------------------------
Johnson & Johnson                           1.4%                  0.6%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           1.4%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             2.3%                  0.4%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                     1.9%                  0.3%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        1.5%                  0.3%
--------------------------------------------------------------------------------
Cemex SA de CV ADR                          1.5%                  0.3%
--------------------------------------------------------------------------------
Total SA ORD                                1.5%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           47.4%
--------------------------------------------------------------------------------
Asia/Pacific                                                     35.6%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        12.6%
--------------------------------------------------------------------------------
Africa                                                            4.4%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 62.8%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
            2,973  Boeing Co.                                    $      202,729
--------------------------------------------------------------------------------
           69,800  Honeywell International Inc.                       2,550,592
--------------------------------------------------------------------------------
           30,903  Lockheed Martin Corp.                              1,872,722
--------------------------------------------------------------------------------
           31,400  Northrop Grumman Corp.                             1,801,418
--------------------------------------------------------------------------------
           82,700  Precision Castparts Corp.                          4,216,873
--------------------------------------------------------------------------------
           33,800  Rockwell Collins                                   1,544,660
--------------------------------------------------------------------------------
           55,500  United Technologies Corp.                          2,988,120
--------------------------------------------------------------------------------
                                                                     15,177,114
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
            2,273  FedEx Corporation                                    221,890
--------------------------------------------------------------------------------
           62,089  United Parcel Service, Inc.
                   Cl B                                               4,836,733
--------------------------------------------------------------------------------
            8,600  UTI Worldwide Inc.                                   836,694
--------------------------------------------------------------------------------
                                                                      5,895,317
--------------------------------------------------------------------------------
AIRLINES -- 0.4%
--------------------------------------------------------------------------------
        1,320,000  AirAsia Bhd ORD(1)                                   566,539
--------------------------------------------------------------------------------
          102,600  AirTran Holdings, Inc.(1)                          1,541,052
--------------------------------------------------------------------------------
           41,200  Ryanair Holdings plc ADR(1)                        2,052,584
--------------------------------------------------------------------------------
           71,800  SkyWest, Inc.                                      2,132,459
--------------------------------------------------------------------------------
           17,507  Southwest Airlines Co.                               288,866
--------------------------------------------------------------------------------
           23,300  US Airways Group Inc.(1)                             782,647
--------------------------------------------------------------------------------
                                                                      7,364,147
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
           28,920  Continental AG ORD                                 2,452,412
--------------------------------------------------------------------------------
           55,663  Cooper Tire & Rubber Co.                             818,803
--------------------------------------------------------------------------------
          149,712  Goodyear Tire & Rubber Co.
                   (The)(1)                                           2,564,567
--------------------------------------------------------------------------------
           21,500  Lear Corporation                                     598,560
--------------------------------------------------------------------------------
            6,749  Modine Manufacturing Co.                             224,674
--------------------------------------------------------------------------------
           76,700  TRW Automotive Holdings
                   Corp.(1)                                           1,932,840
--------------------------------------------------------------------------------
                                                                      8,591,856
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          570,000  Dongfeng Motor Group Co.
                   Ltd. Cl H ORD(1)                                     117,608
--------------------------------------------------------------------------------
          190,006  Ford Motor Company                                 1,544,749
--------------------------------------------------------------------------------
            5,275  Harley-Davidson, Inc.                                284,112
--------------------------------------------------------------------------------
           36,900  Honda Motor Co., Ltd. ORD                          2,069,503
--------------------------------------------------------------------------------
          112,300  Ssangyong Motor Co. ORD(1)                         1,020,122
--------------------------------------------------------------------------------
                                                                      5,036,094
--------------------------------------------------------------------------------
BEVERAGES -- 1.5%
--------------------------------------------------------------------------------
           44,500  Anheuser-Busch Companies,
                   Inc.                                               1,946,430
--------------------------------------------------------------------------------
           21,667  Brown-Forman Corp. Cl B                            1,489,823
--------------------------------------------------------------------------------
          114,932  Coca-Cola Company (The)                            4,906,447
--------------------------------------------------------------------------------
          125,776  Coca-Cola Enterprises Inc.                         2,417,415
--------------------------------------------------------------------------------
           32,029  Constellation Brands Inc. Cl A(1)                    756,525
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           88,990  Diageo plc ORD                                $    1,284,465
--------------------------------------------------------------------------------
            4,608  Efes Breweries International
                   N.V. GDR(1)                                          146,304
--------------------------------------------------------------------------------
           14,243  Molson Coors Brewing Co.                             948,441
--------------------------------------------------------------------------------
          144,078  Pepsi Bottling Group Inc.                          4,250,301
--------------------------------------------------------------------------------
           81,207  PepsiAmericas, Inc.                                1,856,392
--------------------------------------------------------------------------------
           95,395  PepsiCo, Inc.                                      5,647,384
--------------------------------------------------------------------------------
            8,380  Pernod-Ricard SA ORD                               1,372,626
--------------------------------------------------------------------------------
                                                                     27,022,553
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
           13,118  Alkermes Inc.(1)                                     238,485
--------------------------------------------------------------------------------
          129,150  Amgen Inc.(1)                                     10,452,110
--------------------------------------------------------------------------------
           19,402  Applera Corporation-Applied
                   Biosystems Group                                     535,107
--------------------------------------------------------------------------------
            6,900  Genentech, Inc.(1)                                   659,778
--------------------------------------------------------------------------------
           32,100  Genzyme Corp.(1)                                   2,386,314
--------------------------------------------------------------------------------
            8,021  Gilead Sciences, Inc.(1)                             406,584
--------------------------------------------------------------------------------
            5,500  United Therapeutics Corp.(1)                         392,865
--------------------------------------------------------------------------------
                                                                     15,071,243
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           63,700  Daikin Industries Ltd. ORD                         1,733,117
--------------------------------------------------------------------------------
           44,600  Masco Corp.                                        1,327,742
--------------------------------------------------------------------------------
            6,532  USG Corp.(1)                                         399,758
--------------------------------------------------------------------------------
                                                                      3,460,617
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.6%
--------------------------------------------------------------------------------
           72,600  Ameritrade Holding
                   Corporation(1)                                     1,695,936
--------------------------------------------------------------------------------
           47,100  Bank of New York Co., Inc.
                   (The)                                              1,526,040
--------------------------------------------------------------------------------
           26,490  Credit Suisse Group ORD                            1,290,156
--------------------------------------------------------------------------------
           84,374  E*TRADE Financial Corp.(1)                         1,646,980
--------------------------------------------------------------------------------
           41,990  Federated Investors Inc. Cl B                      1,534,315
--------------------------------------------------------------------------------
           31,582  Franklin Resources, Inc.                           2,933,336
--------------------------------------------------------------------------------
           67,400  Investment Technology Group
                   Inc.(1)                                            2,621,186
--------------------------------------------------------------------------------
           61,800  Janus Capital Group Inc.                           1,184,706
--------------------------------------------------------------------------------
           69,070  Man Group plc ORD                                  2,119,251
--------------------------------------------------------------------------------
           44,900  Merrill Lynch & Co., Inc.                          2,982,258
--------------------------------------------------------------------------------
          102,570  Morgan Stanley                                     5,746,997
--------------------------------------------------------------------------------
           65,245  Northern Trust Corp.                               3,437,759
--------------------------------------------------------------------------------
           17,517  UBS AG ORD                                         1,615,704
--------------------------------------------------------------------------------
                                                                     30,334,624
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
            4,900  Air Products & Chemicals, Inc.                       289,933
--------------------------------------------------------------------------------
           20,140  BASF AG ORD                                        1,487,943
--------------------------------------------------------------------------------
           76,900  du Pont (E.I.) de Nemours
                   & Co.                                              3,287,475
--------------------------------------------------------------------------------
           30,088  Ecolab Inc.                                        1,001,028
--------------------------------------------------------------------------------
           27,096  FMC Corp.(1)                                       1,440,694
--------------------------------------------------------------------------------
          104,300  International Flavors &
                   Fragrances Inc.                                    3,393,922
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           24,450  Lonza Group AG ORD                            $    1,385,085
--------------------------------------------------------------------------------
            4,446  Lyondell Chemical Co.                                113,062
--------------------------------------------------------------------------------
           32,587  Minerals Technologies Inc.                         1,845,076
--------------------------------------------------------------------------------
           38,133  Monsanto Co.                                       2,794,005
--------------------------------------------------------------------------------
           20,727  Nalco Holding Co.(1)                                 348,628
--------------------------------------------------------------------------------
           16,400  Nitto Denko Corp. ORD                              1,125,088
--------------------------------------------------------------------------------
           31,000  PPG Industries, Inc.                               1,882,630
--------------------------------------------------------------------------------
           39,000  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                2,027,792
--------------------------------------------------------------------------------
          263,000  Toray Industries Inc. ORD                          1,799,866
--------------------------------------------------------------------------------
                                                                     24,222,227
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.6%
--------------------------------------------------------------------------------
           98,550  Anglo Irish Bank Corp. plc
                   ORD                                                1,355,068
--------------------------------------------------------------------------------
          108,310  Banco Popolare di Verona e
                   Novara Scrl ORD                                    2,103,624
--------------------------------------------------------------------------------
          167,980  Banco Popular Espanol SA
                   ORD                                                2,030,427
--------------------------------------------------------------------------------
          116,417  Bank Millennium SA ORD(1)                            161,822
--------------------------------------------------------------------------------
          374,901  Bank of America Corp.                             17,204,208
--------------------------------------------------------------------------------
           99,410  Bank of Ireland ORD                                1,538,048
--------------------------------------------------------------------------------
          218,000  Bank of Yokohama Ltd. (The)
                   ORD                                                1,628,359
--------------------------------------------------------------------------------
           22,433  BRE Bank SA ORD(1)                                 1,082,249
--------------------------------------------------------------------------------
        5,409,391  China Construction Bank Cl H
                   ORD(1)                                             1,778,820
--------------------------------------------------------------------------------
           29,909  Comerica Inc.                                      1,724,852
--------------------------------------------------------------------------------
          192,123  Denizbank AS ORD(1)                                1,295,927
--------------------------------------------------------------------------------
           39,164  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                             2,087,523
--------------------------------------------------------------------------------
           34,000  Fifth Third Bancorp                                1,369,180
--------------------------------------------------------------------------------
           34,950  Hana Bank ORD                                      1,442,488
--------------------------------------------------------------------------------
              120  HSBC Holdings plc ORD                                  1,921
--------------------------------------------------------------------------------
           26,360  KBC Groupe ORD                                     2,292,521
--------------------------------------------------------------------------------
           29,238  Kookmin Bank ADR(1)                                1,929,416
--------------------------------------------------------------------------------
        4,501,000  Krung Thai Bank Public Co.
                   Ltd. ORD                                           1,086,222
--------------------------------------------------------------------------------
              210  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                    2,646,470
--------------------------------------------------------------------------------
           73,210  National Australia Bank Ltd.
                   ORD                                                1,757,345
--------------------------------------------------------------------------------
           79,520  National Bank of Greece SA
                   ORD                                                3,113,295
--------------------------------------------------------------------------------
           54,700  National City Corp.                                1,854,877
--------------------------------------------------------------------------------
           20,900  PNC Financial Services Group                       1,332,793
--------------------------------------------------------------------------------
            1,369  Sberbank RF ORD                                    1,518,221
--------------------------------------------------------------------------------
           50,300  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,940,212
--------------------------------------------------------------------------------
           22,570  Societe Generale Cl A ORD                          2,690,844
--------------------------------------------------------------------------------
          109,200  Standard Chartered plc ORD                         2,336,887
--------------------------------------------------------------------------------
           45,300  SunTrust Banks, Inc.                               3,295,122
--------------------------------------------------------------------------------
           38,900  Synovus Financial Corp.                            1,095,035
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          120,768  Turkiye Vakiflar Bankasi Tao
                   Cl D ORD(1)                                   $      596,495
--------------------------------------------------------------------------------
           85,000  U.S. Bancorp                                       2,573,800
--------------------------------------------------------------------------------
           84,122  United Mizrahi Bank Ltd.
                   ORD(1)                                              458,092
--------------------------------------------------------------------------------
           79,179  Wachovia Corp.                                     4,228,159
--------------------------------------------------------------------------------
          180,210  Wells Fargo & Co.                                 11,326,199
--------------------------------------------------------------------------------
                                                                     84,876,521
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
           40,700  Administaff, Inc.                                  1,833,535
--------------------------------------------------------------------------------
            9,500  Avery Dennison Corp.                                 558,505
--------------------------------------------------------------------------------
            5,534  Herman Miller Inc.                                   169,285
--------------------------------------------------------------------------------
           48,703  John H. Harland Company                            1,840,973
--------------------------------------------------------------------------------
           29,323  PHH Corp.(1)                                         846,262
--------------------------------------------------------------------------------
           33,300  R.R. Donnelley & Sons
                   Company                                            1,138,860
--------------------------------------------------------------------------------
           67,458  Republic Services, Inc. Cl A                       2,418,369
--------------------------------------------------------------------------------
           97,971  Waste Management, Inc.                             2,930,313
--------------------------------------------------------------------------------
            3,466  West Corp.(1)                                        137,496
--------------------------------------------------------------------------------
                                                                     11,873,598
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
          929,841  AAC Acoustic Technology
                   Holdings Inc.(1)                                     545,586
--------------------------------------------------------------------------------
           35,900  Avaya Inc.(1)                                        427,928
--------------------------------------------------------------------------------
           54,630  Cisco Systems Inc.(1)                                958,210
--------------------------------------------------------------------------------
          557,100  Compal Communications Inc.
                   ORD                                                1,712,082
--------------------------------------------------------------------------------
           76,400  Corning Inc.(1)                                    1,547,100
--------------------------------------------------------------------------------
        1,752,000  Foxconn International
                   Holdings Ltd. ORD(1)                               2,281,913
--------------------------------------------------------------------------------
            4,727  Harris Corp.                                         210,730
--------------------------------------------------------------------------------
           34,865  Motorola, Inc.                                       839,898
--------------------------------------------------------------------------------
           17,717  Nice Systems Ltd. ADR(1)                             794,607
--------------------------------------------------------------------------------
           11,600  Nokia Oyj ADR                                        198,128
--------------------------------------------------------------------------------
          120,033  Powerwave Technologies Inc.(1)                     1,507,614
--------------------------------------------------------------------------------
           54,300  QUALCOMM Inc.                                      2,469,022
--------------------------------------------------------------------------------
           25,400  Scientific-Atlanta, Inc.                           1,074,928
--------------------------------------------------------------------------------
          923,000  Wistron NeWeb Corp. ORD(1)                         1,955,304
--------------------------------------------------------------------------------
                                                                     16,523,050
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
--------------------------------------------------------------------------------
           88,151  Apple Computer, Inc.(1)                            5,978,401
--------------------------------------------------------------------------------
        1,240,000  Compal Electronics Inc. ORD                        1,089,585
--------------------------------------------------------------------------------
          121,296  Dell Inc.(1)                                       3,658,287
--------------------------------------------------------------------------------
           29,800  Diebold, Inc.                                      1,158,028
--------------------------------------------------------------------------------
           31,400  Electronics for Imaging, Inc.(1)                     877,002
--------------------------------------------------------------------------------
          117,200  EMC Corp.(1)                                       1,632,596
--------------------------------------------------------------------------------
            4,737  Emulex Corp.(1)                                       94,408
--------------------------------------------------------------------------------
          282,775  Hewlett-Packard Co.                                8,389,935
--------------------------------------------------------------------------------
           71,415  Intergraph Corp.(1)                                3,429,348
--------------------------------------------------------------------------------
           82,749  International Business
                   Machines Corp.                                     7,356,386
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,400  Lexmark International, Inc.
                   Cl A(1)                                        $     209,528
--------------------------------------------------------------------------------
           10,520  M-Systems Flash Disk
                   Pioneers(1)                                          327,698
--------------------------------------------------------------------------------
          354,000  Toshiba Corp. ORD                                  1,861,292
--------------------------------------------------------------------------------
          436,000  Wistron Corp. ORD(1)                                 541,171
--------------------------------------------------------------------------------
                                                                     36,603,665
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 1.0%
--------------------------------------------------------------------------------
          605,230  Empresas ICA Sociedad
                   Controladora SA de CV ORD(1)                         252,179
--------------------------------------------------------------------------------
          107,849  Foster Wheeler Ltd.(1)                             3,756,381
--------------------------------------------------------------------------------
           25,422  Grupo Ferrovial SA ORD                             1,771,753
--------------------------------------------------------------------------------
           58,000  Hyundai Engineering &
                   Construction ORD(1)                                2,290,357
--------------------------------------------------------------------------------
           12,300  Jacobs Engineering Group Inc.(1)                     799,131
--------------------------------------------------------------------------------
           38,052  McDermott International, Inc.(1)                   1,592,857
--------------------------------------------------------------------------------
          308,400  Quanta Services, Inc.(1)                           4,363,859
--------------------------------------------------------------------------------
          510,000  Taisei Corp. ORD                                   2,179,269
--------------------------------------------------------------------------------
           26,076  Vinci SA ORD                                       2,078,708
--------------------------------------------------------------------------------
                                                                     19,084,494
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
           87,331  Cemex SA de CV ADR                                 4,916,735
--------------------------------------------------------------------------------
           11,926  Pretoria Portland Cement Co.
                   Ltd. ORD                                             572,013
--------------------------------------------------------------------------------
                                                                      5,488,748
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.1%
--------------------------------------------------------------------------------
          181,093  American Express Co.                               9,311,802
--------------------------------------------------------------------------------
           62,076  Capital One Financial Corp.                        5,156,033
--------------------------------------------------------------------------------
           11,993  CompuCredit Corp.(1)                                 468,567
--------------------------------------------------------------------------------
           19,460  LG Card Co. Ltd. ORD(1)                              951,419
--------------------------------------------------------------------------------
           12,300  ORIX Corporation ORD                               2,654,632
--------------------------------------------------------------------------------
           16,079  WFS Financial Inc.(1)                              1,248,052
--------------------------------------------------------------------------------
                                                                     19,790,505
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.3%
--------------------------------------------------------------------------------
           92,900  Bemis Co., Inc.                                    2,559,395
--------------------------------------------------------------------------------
            8,700  Crown Holdings Inc.(1)                               161,298
--------------------------------------------------------------------------------
           12,751  Greif, Inc. Cl A                                     765,698
--------------------------------------------------------------------------------
           35,825  Silgan Holdings Inc.                               1,264,264
--------------------------------------------------------------------------------
                                                                      4,750,655
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
        1,011,000  Test-Rite International Co. ORD                      663,633
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.2%
--------------------------------------------------------------------------------
            6,300  iShares Russell 1000 Growth
                   Index Fund                                           324,009
--------------------------------------------------------------------------------
           27,134  Standard and Poor's 500
                   Depositary Receipt                                 3,402,875
--------------------------------------------------------------------------------
                                                                      3,726,884
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           23,380  Weight Watchers
                   International, Inc.(1)                             1,117,564
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
           15,200  Alliance Capital Management
                   Holding L.P.                                  $      829,160
--------------------------------------------------------------------------------
            2,863  Asset Acceptance Capital
                   Corp.(1)                                              58,434
--------------------------------------------------------------------------------
          193,200  Citigroup Inc.                                     9,379,860
--------------------------------------------------------------------------------
           45,520  ING Groep N.V. CVA                                 1,477,259
--------------------------------------------------------------------------------
          108,000  J.P. Morgan Chase & Co.                            4,131,000
--------------------------------------------------------------------------------
           26,182  Moody's Corp.                                      1,574,847
--------------------------------------------------------------------------------
           66,900  Nasdaq Stock Market, Inc.
                   (The)(1)                                           2,617,797
--------------------------------------------------------------------------------
                                                                     20,068,357
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
          191,314  AT&T Inc.                                          4,765,631
--------------------------------------------------------------------------------
          124,225  BellSouth Corp.                                    3,386,374
--------------------------------------------------------------------------------
            3,006  CenturyTel Inc.                                       99,499
--------------------------------------------------------------------------------
           18,554  Commonwealth Telephone
                   Enterprises, Inc.                                    643,082
--------------------------------------------------------------------------------
           94,810  Hellenic Telecommunications
                   Organization SA ORD(1)                             2,032,609
--------------------------------------------------------------------------------
           93,842  Telecom Argentina SA ADR(1)                        1,250,914
--------------------------------------------------------------------------------
          230,370  Telenor ASA ORD                                    2,160,861
--------------------------------------------------------------------------------
           49,821  Telkom SA Ltd. ORD                                 1,009,794
--------------------------------------------------------------------------------
          128,861  Verizon Communications                             4,120,974
--------------------------------------------------------------------------------
          214,721  VolgaTelecom ORD                                     785,879
--------------------------------------------------------------------------------
                                                                     20,255,617
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
            3,154  Allegheny Energy, Inc.(1)                             87,776
--------------------------------------------------------------------------------
           68,436  Edison International                               3,087,833
--------------------------------------------------------------------------------
            8,717  Entergy Corp.                                        610,190
--------------------------------------------------------------------------------
           50,600  Exelon Corporation                                 2,633,224
--------------------------------------------------------------------------------
           15,885  IDACORP, Inc.                                        452,881
--------------------------------------------------------------------------------
       26,140,000  Light Servicos de Eletricidade
                   SA ORD(1)                                            193,599
--------------------------------------------------------------------------------
           69,400  PPL Corporation                                    2,040,360
--------------------------------------------------------------------------------
                                                                      9,105,863
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          219,360  ABB Ltd. ORD(1)                                    1,926,552
--------------------------------------------------------------------------------
           46,600  Emerson Electric Co.                               3,523,426
--------------------------------------------------------------------------------
           25,970  Schneider Electric SA ORD                          2,243,290
--------------------------------------------------------------------------------
                                                                      7,693,268
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
--------------------------------------------------------------------------------
          183,600  Agilent Technologies, Inc.(1)                      6,547,176
--------------------------------------------------------------------------------
           59,806  Arrow Electronics, Inc.(1)                         1,853,986
--------------------------------------------------------------------------------
        1,065,528  Chi Mei Optoelectronics Corp.
                   ORD                                                1,295,528
--------------------------------------------------------------------------------
           36,175  DK UIL Co. Ltd. ORD                                  593,033
--------------------------------------------------------------------------------
        2,876,000  GST Holdings Ltd. ORD(1)                             496,978
--------------------------------------------------------------------------------
           54,600  Hoya Corp. ORD                                     1,973,110
--------------------------------------------------------------------------------
            1,867  Jabil Circuit, Inc.(1)                                61,835
--------------------------------------------------------------------------------
            6,100  Keyence Corp. ORD                                  1,552,746
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           17,300  Murata Manufacturing Co.
                   Ltd. ORD                                      $      987,581
--------------------------------------------------------------------------------
           32,664  Orbotech Ltd.(1)                                     757,478
--------------------------------------------------------------------------------
           34,310  Samsung Electro-Mechanics
                   Co. Ltd. ORD                                       1,141,461
--------------------------------------------------------------------------------
                                                                     17,260,912
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
--------------------------------------------------------------------------------
           49,200  ENSCO International Inc.                           2,330,112
--------------------------------------------------------------------------------
           28,000  Helmerich & Payne, Inc.                            1,624,560
--------------------------------------------------------------------------------
           73,000  National Oilwell Varco, Inc.(1)                    4,425,260
--------------------------------------------------------------------------------
           46,767  Pride International Inc.(1)                        1,393,189
--------------------------------------------------------------------------------
           57,440  Saipem SpA ORD                                       881,247
--------------------------------------------------------------------------------
           20,800  Schlumberger Ltd.                                  1,991,184
--------------------------------------------------------------------------------
          881,100  Scomi Group Berhad ORD                               240,438
--------------------------------------------------------------------------------
           53,200  Todco Cl A                                         2,207,268
--------------------------------------------------------------------------------
            5,843  Veritas DGC Inc.(1)                                  191,066
--------------------------------------------------------------------------------
                                                                     15,284,324
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.2%
--------------------------------------------------------------------------------
           53,000  Aeon Co. Ltd. ORD                                  1,181,022
--------------------------------------------------------------------------------
          616,413  Centros Comerciales
                   Sudamericanos SA ORD                               1,246,544
--------------------------------------------------------------------------------
           70,500  CVS Corp.                                          1,904,910
--------------------------------------------------------------------------------
          732,838  Distribucion y Servicio D&S
                   SA ORD                                               251,016
--------------------------------------------------------------------------------
          209,037  Kroger Co. (The)(1)                                4,067,860
--------------------------------------------------------------------------------
           42,921  Longs Drug Stores Corp.                            1,829,722
--------------------------------------------------------------------------------
           12,056  Performance Food Group Co.(1)                        342,390
--------------------------------------------------------------------------------
          123,946  Pyaterochka Holding N.V.
                   GDR(1)                                             2,866,871
--------------------------------------------------------------------------------
            3,020  Shinsegae Co. Ltd. ORD                             1,244,986
--------------------------------------------------------------------------------
            7,859  Supervalu Inc.                                       257,146
--------------------------------------------------------------------------------
          173,810  Tesco plc ORD                                        910,357
--------------------------------------------------------------------------------
          200,506  Wal-Mart de Mexico SA de
                   CV, Series V ORD                                   1,087,973
--------------------------------------------------------------------------------
           63,900  Wal-Mart Stores, Inc.                              3,102,984
--------------------------------------------------------------------------------
            5,600  Whole Foods Market, Inc.                             824,768
--------------------------------------------------------------------------------
          242,000  Wumart Stores Inc. Cl H ORD                          482,156
--------------------------------------------------------------------------------
                                                                     21,600,705
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
           52,701  Archer-Daniels-Midland Co.                         1,242,163
--------------------------------------------------------------------------------
        1,752,000  China Yurun Food Group Ltd.
                   ORD(1)                                               898,079
--------------------------------------------------------------------------------
           20,866  Chiquita Brands International,
                   Inc.                                                 434,013
--------------------------------------------------------------------------------
           35,900  ConAgra Foods, Inc.                                  771,850
--------------------------------------------------------------------------------
           14,637  Cosan SA Industria e
                   Comercio ORD(1)                                      385,867
--------------------------------------------------------------------------------
           19,185  Delta and Pine Land Company                          451,999
--------------------------------------------------------------------------------
           34,429  Frutarom Industries ORD(1)                           246,999
--------------------------------------------------------------------------------
           25,300  General Mills, Inc.                                1,202,509
--------------------------------------------------------------------------------
        1,702,000  Global Bio-Chem Technology
                   Group Co. Ltd.                                       735,272
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           37,000  H.J. Heinz Company                            $    1,284,640
--------------------------------------------------------------------------------
           48,900  Kellogg Co.                                        2,155,023
--------------------------------------------------------------------------------
          160,800  Kraft Foods Inc. Cl A                              4,653,551
--------------------------------------------------------------------------------
            9,780  Nestle SA ORD                                      2,900,312
--------------------------------------------------------------------------------
          120,381  Pilgrim's Pride Corp.                              3,852,191
--------------------------------------------------------------------------------
           53,540  Royal Numico N.V. ORD(1)                           2,207,271
--------------------------------------------------------------------------------
           50,600  Sara Lee Corp.                                       913,836
--------------------------------------------------------------------------------
              454  Seaboard Corp.                                       780,880
--------------------------------------------------------------------------------
           35,600  Unilever N.V. New York Shares                      2,384,488
--------------------------------------------------------------------------------
          199,730  Unilever plc ORD                                   1,955,860
--------------------------------------------------------------------------------
                                                                     29,456,803
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          351,000  Osaka Gas Co. Ltd. ORD                             1,151,252
--------------------------------------------------------------------------------
          110,748  UGI Corp.                                          2,436,456
--------------------------------------------------------------------------------
           26,100  WGL Holdings Inc.                                    793,962
--------------------------------------------------------------------------------
                                                                      4,381,670
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
           25,100  Alcon Inc.(1)                                      3,519,020
--------------------------------------------------------------------------------
            2,449  Baxter International, Inc.                            95,242
--------------------------------------------------------------------------------
           36,100  Beckman Coulter, Inc.                              2,010,409
--------------------------------------------------------------------------------
          112,790  Becton Dickinson & Co.                             6,567,761
--------------------------------------------------------------------------------
           27,178  Edwards Lifesciences
                   Corporation(1)                                     1,086,848
--------------------------------------------------------------------------------
           22,290  Essilor International SA Cie
                   Generale D'Optique ORD                             1,854,441
--------------------------------------------------------------------------------
          109,528  Hospira Inc.(1)                                    4,835,661
--------------------------------------------------------------------------------
            8,300  Intuitive Surgical Inc.(1)                           927,276
--------------------------------------------------------------------------------
           14,456  Kinetic Concepts Inc.(1)                             563,061
--------------------------------------------------------------------------------
           50,859  Medtronic, Inc.                                    2,826,235
--------------------------------------------------------------------------------
           50,300  St. Jude Medical, Inc.(1)                          2,402,831
--------------------------------------------------------------------------------
           40,100  Thoratec Corp.(1)                                    820,045
--------------------------------------------------------------------------------
                                                                     27,508,830
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
--------------------------------------------------------------------------------
           23,900  Aetna Inc.                                         2,210,511
--------------------------------------------------------------------------------
           51,815  AmerisourceBergen Corp.                            4,163,335
--------------------------------------------------------------------------------
           71,278  Cardinal Health, Inc.                              4,558,228
--------------------------------------------------------------------------------
           74,100  Caremark Rx Inc.(1)                                3,807,999
--------------------------------------------------------------------------------
           23,730  Covance Inc.(1)                                    1,128,124
--------------------------------------------------------------------------------
           41,600  Coventry Health Care Inc.(1)                       2,478,112
--------------------------------------------------------------------------------
           79,029  Express Scripts, Inc.(1)                           6,674,790
--------------------------------------------------------------------------------
           20,600  Fresenius Medical Care AG
                   ORD                                                1,958,222
--------------------------------------------------------------------------------
           17,400  HCA Inc.                                             887,226
--------------------------------------------------------------------------------
           62,500  Health Net Inc.(1)                                 3,189,375
--------------------------------------------------------------------------------
           35,900  Humana Inc.(1)                                     1,645,297
--------------------------------------------------------------------------------
          103,357  McKesson Corp.                                     5,198,857
--------------------------------------------------------------------------------
           87,100  Omnicare, Inc.                                     4,960,345
--------------------------------------------------------------------------------
            7,480  PacifiCare Health Systems,
                   Inc.(1)                                              643,579
--------------------------------------------------------------------------------
           58,635  Pharmaceutical Product
                   Development, Inc.                                  3,417,834
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,600  Psychiatric Solutions, Inc.(1)                $      767,312
--------------------------------------------------------------------------------
            8,621  Sierra Health Services, Inc.(1)                      674,335
--------------------------------------------------------------------------------
           57,593  UnitedHealth Group
                   Incorporated                                       3,447,517
--------------------------------------------------------------------------------
           21,900  Universal Health Services, Inc.
                   Cl B                                               1,049,448
--------------------------------------------------------------------------------
           18,800  WellPoint Inc.(1)                                  1,444,404
--------------------------------------------------------------------------------
                                                                     54,304,850
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
--------------------------------------------------------------------------------
           36,990  Accor SA ORD                                       1,969,464
--------------------------------------------------------------------------------
           74,112  Darden Restaurants, Inc.                           2,651,726
--------------------------------------------------------------------------------
           10,374  Domino's Pizza Inc.                                  259,350
--------------------------------------------------------------------------------
           62,180  Greek Organization of
                   Football Prognostics SA ORD                        1,916,736
--------------------------------------------------------------------------------
           59,900  McDonald's Corporation                             2,027,615
--------------------------------------------------------------------------------
           36,837  Orascom Hotels &
                   Development ORD(1)                                   235,470
--------------------------------------------------------------------------------
           22,700  Outback Steakhouse, Inc.                             914,356
--------------------------------------------------------------------------------
        9,610,000  Regal Hotels International
                   Holdings Ltd.                                        656,814
--------------------------------------------------------------------------------
              209  Round One Corp. ORD                                  781,439
--------------------------------------------------------------------------------
           50,496  Royal Caribbean Cruises Ltd.                       2,315,747
--------------------------------------------------------------------------------
            1,488  Shreveport Gaming Holdings
                   Inc.(1)                                               26,457
--------------------------------------------------------------------------------
           22,600  Speedway Motorsports Inc.                            879,366
--------------------------------------------------------------------------------
           11,500  Station Casinos Inc.                                 797,410
--------------------------------------------------------------------------------
              126  Trump Entertainment Resorts,
                   Inc.(1)                                                2,296
--------------------------------------------------------------------------------
           12,287  Yum! Brands, Inc.                                    599,483
--------------------------------------------------------------------------------
                                                                     16,033,729
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
           48,808  Black & Decker Corporation                         4,285,831
--------------------------------------------------------------------------------
          144,449  Corporacion GEO SA de CV,
                   Series B ORD(1)                                      494,902
--------------------------------------------------------------------------------
           29,613  Humax Co. Ltd. ORD                                   795,296
--------------------------------------------------------------------------------
        1,506,939  Kasen International Holdings
                   Ltd. ORD(1)                                          451,816
--------------------------------------------------------------------------------
          129,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      2,600,025
--------------------------------------------------------------------------------
           47,500  Newell Rubbermaid Inc.                             1,095,825
--------------------------------------------------------------------------------
          232,940  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                       1,665,433
--------------------------------------------------------------------------------
            4,300  Whirlpool Corp.                                      351,955
--------------------------------------------------------------------------------
                                                                     11,741,083
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
            7,900  Clorox Company                                       428,812
--------------------------------------------------------------------------------
           13,143  Colgate-Palmolive Co.                                716,556
--------------------------------------------------------------------------------
           59,320  Kimberly-Clark Corp.                               3,498,694
--------------------------------------------------------------------------------
          105,492  Procter & Gamble Co. (The)                         6,033,088
--------------------------------------------------------------------------------
           56,383  Reckitt Benckiser plc ORD                          1,744,599
--------------------------------------------------------------------------------
                                                                     12,421,749
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.4%
--------------------------------------------------------------------------------
          109,054  AES Corporation (The)(1)                      $    1,719,782
--------------------------------------------------------------------------------
           49,931  TXU Corp.                                          5,124,418
--------------------------------------------------------------------------------
                                                                      6,844,200
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.8%
--------------------------------------------------------------------------------
          264,200  General Electric Co.                               9,437,224
--------------------------------------------------------------------------------
           11,480  Teleflex Inc.                                        759,632
--------------------------------------------------------------------------------
           36,700  Textron Inc.                                       2,895,630
--------------------------------------------------------------------------------
           64,800  Tyco International Ltd.                            1,848,096
--------------------------------------------------------------------------------
                                                                     14,940,582
--------------------------------------------------------------------------------
INSURANCE -- 2.6%
--------------------------------------------------------------------------------
           14,842  Ace, Ltd.                                            823,731
--------------------------------------------------------------------------------
          116,870  Aegon N.V. ORD                                     1,857,799
--------------------------------------------------------------------------------
           40,400  Allstate Corp.                                     2,266,440
--------------------------------------------------------------------------------
           10,900  Ambac Financial Group, Inc.                          835,921
--------------------------------------------------------------------------------
           64,700  American International Group,
                   Inc.                                               4,343,958
--------------------------------------------------------------------------------
          108,900  AON Corp.                                          3,965,049
--------------------------------------------------------------------------------
            1,584  Arch Capital Group Ltd.(1)                            83,097
--------------------------------------------------------------------------------
           93,903  Axa SA ORD                                         2,833,712
--------------------------------------------------------------------------------
           21,048  Axis Capital Holdings Limited                        637,333
--------------------------------------------------------------------------------
           95,092  Berkley (W.R.) Corp.                               4,433,189
--------------------------------------------------------------------------------
               16  Berkshire Hathaway Inc. Cl A(1)                    1,430,240
--------------------------------------------------------------------------------
           10,175  Brown & Brown Inc.                                   296,907
--------------------------------------------------------------------------------
           23,711  Chubb Corp.                                        2,296,173
--------------------------------------------------------------------------------
          111,233  Endurance Specialty Holdings
                   Ltd.                                               3,831,977
--------------------------------------------------------------------------------
           82,812  First American Financial Corp.
                   (The)                                              3,896,305
--------------------------------------------------------------------------------
           24,000  Hartford Financial Services
                   Group Inc. (The)                                   2,096,880
--------------------------------------------------------------------------------
           47,261  Loews Corp.                                        4,564,466
--------------------------------------------------------------------------------
           84,700  Marsh & McLennan
                   Companies, Inc.                                    2,616,383
--------------------------------------------------------------------------------
           12,084  MetLife, Inc.                                        621,601
--------------------------------------------------------------------------------
            3,630  Nationwide Financial Services
                   Cl A                                                 153,005
--------------------------------------------------------------------------------
            3,035  Selective Insurance Group                            169,869
--------------------------------------------------------------------------------
            8,660  Swiss Life Holding ORD                             1,385,495
--------------------------------------------------------------------------------
           23,600  Torchmark Corp.                                    1,277,232
--------------------------------------------------------------------------------
           23,487  Zenith National Insurance
                   Corp.                                              1,116,807
--------------------------------------------------------------------------------
                                                                     47,833,569
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
           21,300  NutriSystem, Inc.(1)                                 829,209
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           52,000  CNET Networks Inc.(1)                                779,480
--------------------------------------------------------------------------------
           15,411  Digital Insight Corp.(1)                             510,412
--------------------------------------------------------------------------------
           11,100  Google Inc. Cl A(1)                                4,495,389
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           88,622  Yahoo! Inc.(1)                                $    3,565,263
--------------------------------------------------------------------------------
                                                                      9,350,544
--------------------------------------------------------------------------------
IT SERVICES -- 0.7%
--------------------------------------------------------------------------------
           44,307  Accenture Ltd. Cl A                                1,260,091
--------------------------------------------------------------------------------
           20,355  Computer Sciences Corp.(1)                         1,022,432
--------------------------------------------------------------------------------
           13,400  DST Systems, Inc.(1)                                 796,898
--------------------------------------------------------------------------------
           55,500  Electronic Data Systems Corp.                      1,279,275
--------------------------------------------------------------------------------
           26,100  Fiserv, Inc.(1)                                    1,187,811
--------------------------------------------------------------------------------
           20,938  Global Payments Inc.                                 916,666
--------------------------------------------------------------------------------
          133,900  Paychex, Inc.                                      5,678,698
--------------------------------------------------------------------------------
           29,802  Tata Consultancy Services
                   Ltd. ORD                                             986,473
--------------------------------------------------------------------------------
                                                                     13,128,344
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           26,000  Johnson Health Tech Co. Ltd.
                   ORD(1)                                               102,788
--------------------------------------------------------------------------------
           89,450  Largan Precision Co. Ltd. ORD                      1,108,934
--------------------------------------------------------------------------------
           34,700  Mattel, Inc.                                         577,755
--------------------------------------------------------------------------------
            5,100  Sega Sammy Holdings Inc.
                   ORD                                                  163,871
--------------------------------------------------------------------------------
                                                                      1,953,348
--------------------------------------------------------------------------------
MACHINERY -- 0.9%
--------------------------------------------------------------------------------
           43,023  Cummins Inc.                                       3,829,047
--------------------------------------------------------------------------------
            4,024  Danaher Corp.                                        223,332
--------------------------------------------------------------------------------
           18,300  Deere & Co.                                        1,269,105
--------------------------------------------------------------------------------
           25,300  Dover Corp.                                        1,023,385
--------------------------------------------------------------------------------
           36,000  Ingersoll-Rand Company Cl A                        1,426,680
--------------------------------------------------------------------------------
           43,404  JLG Industries Inc.                                1,974,882
--------------------------------------------------------------------------------
           73,000  Komatsu Ltd. ORD                                   1,018,661
--------------------------------------------------------------------------------
           29,900  Manitowoc Co.                                      1,497,990
--------------------------------------------------------------------------------
           34,283  Navistar International Corp.(1)                      972,609
--------------------------------------------------------------------------------
           23,000  NGK Insulators Ltd. ORD                              355,308
--------------------------------------------------------------------------------
           17,600  Parker-Hannifin Corp.                              1,204,016
--------------------------------------------------------------------------------
          139,000  Sumitomo Heavy Industries
                   Ltd. ORD                                           1,013,904
--------------------------------------------------------------------------------
                                                                     15,808,919
--------------------------------------------------------------------------------
MEDIA -- 1.6%
--------------------------------------------------------------------------------
           27,331  Dex Media Inc.                                       743,950
--------------------------------------------------------------------------------
          166,555  Disney (Walt) Co.                                  4,152,216
--------------------------------------------------------------------------------
           44,550  DreamWorks Animation SKG
                   Inc.(1)                                            1,130,234
--------------------------------------------------------------------------------
           29,200  Gannett Co., Inc.                                  1,799,304
--------------------------------------------------------------------------------
           16,777  Getty Images Inc.(1)                               1,531,572
--------------------------------------------------------------------------------
           13,676  John Wiley & Sons Inc. Cl A                          565,229
--------------------------------------------------------------------------------
           20,300  New York Times Co. (The)
                   Cl A                                                 558,250
--------------------------------------------------------------------------------
           95,000  News Corp. Cl A                                    1,406,950
--------------------------------------------------------------------------------
          131,910  Reed Elsevier plc ORD                              1,174,301
--------------------------------------------------------------------------------
            6,865  Scholastic Corp.(1)                                  228,399
--------------------------------------------------------------------------------
          379,330  Time Warner Inc.                                   6,820,353
--------------------------------------------------------------------------------
            9,600  Tribune Co.                                          306,912
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           50,667  TVN SA ORD(1)                                 $    1,084,685
--------------------------------------------------------------------------------
          197,457  Viacom, Inc. Cl B                                  6,595,064
--------------------------------------------------------------------------------
           60,390  Vivendi Universal SA ORD                           1,755,447
--------------------------------------------------------------------------------
            6,300  Westwood One, Inc.                                   114,282
--------------------------------------------------------------------------------
                                                                     29,967,148
--------------------------------------------------------------------------------
METALS & MINING -- 1.8%
--------------------------------------------------------------------------------
           59,700  Alcoa Inc.                                         1,636,377
--------------------------------------------------------------------------------
           27,000  Allegheny Technologies Inc.                          890,460
--------------------------------------------------------------------------------
           26,803  Anglo American Platinum
                   Corp. Ltd. ORD                                     1,775,034
--------------------------------------------------------------------------------
           70,164  Anglo American plc ORD                             2,193,965
--------------------------------------------------------------------------------
          175,739  BHP Billiton Limited ORD                           2,842,203
--------------------------------------------------------------------------------
           35,758  Compania de Minas
                   Buenaventura SAu ADR                               1,001,939
--------------------------------------------------------------------------------
           63,864  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                    3,327,953
--------------------------------------------------------------------------------
          334,300  Grupo Mexico SA de CV,
                   Series B ORD                                         719,885
--------------------------------------------------------------------------------
          252,926  Harmony Gold Mining Co.
                   Limited ORD(1)                                     3,124,766
--------------------------------------------------------------------------------
           19,860  Impala Platinum Holdings
                   Limited ORD                                        2,599,553
--------------------------------------------------------------------------------
           58,143  Kazakhmys plc ORD(1)                                 658,314
--------------------------------------------------------------------------------
           94,056  Kumba Resources Ltd. ORD                           1,456,698
--------------------------------------------------------------------------------
           26,655  Nucor Corp.                                        1,788,017
--------------------------------------------------------------------------------
           32,364  Phelps Dodge Corp.                                 4,390,823
--------------------------------------------------------------------------------
        1,084,500  PT Aneka Tambang Tbk ORD                             308,312
--------------------------------------------------------------------------------
           10,273  Quanex Corporation                                   635,385
--------------------------------------------------------------------------------
            1,111  Reliance Steel & Aluminum
                   Company                                               71,671
--------------------------------------------------------------------------------
           20,410  Rio Tinto Ltd. ORD                                   932,156
--------------------------------------------------------------------------------
           42,000  Titanium Metals Corp.(1)                           2,652,300
--------------------------------------------------------------------------------
                                                                     33,005,811
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           18,700  Dominion Resources Inc.                            1,420,265
--------------------------------------------------------------------------------
           49,100  NiSource Inc.                                      1,057,123
--------------------------------------------------------------------------------
           99,343  PG&E Corp.                                         3,653,836
--------------------------------------------------------------------------------
           65,490  Veolia Environnement ORD(1)                        2,807,277
--------------------------------------------------------------------------------
           41,100  Wisconsin Energy Corp.                             1,559,745
--------------------------------------------------------------------------------
           88,900  XCEL Energy Inc.                                   1,645,539
--------------------------------------------------------------------------------
                                                                     12,143,785
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.8%
--------------------------------------------------------------------------------
          368,086  Comercial Siglo XXI SA ORD(1)                      1,039,972
--------------------------------------------------------------------------------
           95,900  Dollar General Corp.                               1,813,469
--------------------------------------------------------------------------------
           29,063  Dollar Tree Stores Inc.(1)                           667,286
--------------------------------------------------------------------------------
           77,900  Family Dollar Stores, Inc.                         1,753,529
--------------------------------------------------------------------------------
           19,819  Federated Department Stores,
                   Inc.                                               1,276,938
--------------------------------------------------------------------------------
           23,200  Kohl's Corp.(1)                                    1,067,200
--------------------------------------------------------------------------------
          525,500  Lifestyle International
                   Holdings Ltd.                                        748,822
--------------------------------------------------------------------------------
           31,758  Lojas Renner SA ORD                                1,061,948
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

          578,500  Parkson Retail Group Ltd.
                   ORD(1)                                        $      906,407
--------------------------------------------------------------------------------
           13,450  Pinault-Printemps-Redoute
                   ORD                                                1,450,480
--------------------------------------------------------------------------------
           81,000  Takashimaya Co. Ltd. ORD                           1,253,330
--------------------------------------------------------------------------------
           48,900  Target Corporation                                 2,616,640
--------------------------------------------------------------------------------
                                                                     15,656,021
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           85,700  Xerox Corp.(1)                                     1,216,940
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
--------------------------------------------------------------------------------
           29,600  Anadarko Petroleum Corp.                           2,682,056
--------------------------------------------------------------------------------
           36,300  Apache Corp.                                       2,369,664
--------------------------------------------------------------------------------
          205,800  BG Group plc ORD                                   1,922,806
--------------------------------------------------------------------------------
           30,600  BP plc ADR                                         2,014,704
--------------------------------------------------------------------------------
          433,070  BP plc ORD                                         4,746,154
--------------------------------------------------------------------------------
          114,715  Chevron Corp.                                      6,574,316
--------------------------------------------------------------------------------
        3,724,000  China Petroleum & Chemical
                   Corp. Cl H ORD                                     1,668,814
--------------------------------------------------------------------------------
           75,661  ConocoPhillips                                     4,578,247
--------------------------------------------------------------------------------
            7,100  Devon Energy Corporation                             427,420
--------------------------------------------------------------------------------
           64,780  ENI SpA ORD                                        1,757,012
--------------------------------------------------------------------------------
          377,463  Exxon Mobil Corp.                                 21,904,177
--------------------------------------------------------------------------------
            3,790  Holly Corp.                                          230,508
--------------------------------------------------------------------------------
           16,319  Kerr-McGee Corp.                                   1,410,778
--------------------------------------------------------------------------------
           13,101  LUKOIL ORD                                           746,757
--------------------------------------------------------------------------------
           58,943  Marathon Oil Corp.                                 3,494,730
--------------------------------------------------------------------------------
           18,100  Murphy Oil Corp.                                     895,226
--------------------------------------------------------------------------------
           66,788  NovaTek OAO GDR                                    1,502,730
--------------------------------------------------------------------------------
            4,104  OAO Gazprom GDR(1)                                   290,563
--------------------------------------------------------------------------------
           26,900  Peabody Energy Corp.                               2,121,334
--------------------------------------------------------------------------------
           32,497  Petroleo Brasileiro SA ADR                         2,196,797
--------------------------------------------------------------------------------
           15,100  Reliance Industries Ltd. ORD                         274,064
--------------------------------------------------------------------------------
           58,856  Repsol YPF, SA ORD                                 1,735,843
--------------------------------------------------------------------------------
          101,000  Royal Dutch Shell plc ADR                          6,223,620
--------------------------------------------------------------------------------
        1,560,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                         2,051,957
--------------------------------------------------------------------------------
          147,200  Southwestern Energy
                   Company(1)                                         5,015,104
--------------------------------------------------------------------------------
           63,376  Sunoco, Inc.                                       4,892,627
--------------------------------------------------------------------------------
           19,600  Total SA ORD                                       4,909,265
--------------------------------------------------------------------------------
           59,356  Tupras Turkiye Petrol Rafine
                   ORD(1)                                             1,041,410
--------------------------------------------------------------------------------
           15,228  Valero Energy Corp.                                1,464,934
--------------------------------------------------------------------------------
                                                                     91,143,617
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           20,700  MeadWestvaco Corp.                                   579,393
--------------------------------------------------------------------------------
           46,500  Weyerhaeuser Co.                                   3,083,415
--------------------------------------------------------------------------------
                                                                      3,662,808
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            1,360  Amorepacific Corp. ORD                               441,967
--------------------------------------------------------------------------------
           16,000  Avon Products, Inc.                                  437,600
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           27,000  Estee Lauder Companies, Inc.
                   Cl A                                          $      891,270
--------------------------------------------------------------------------------
           56,757  Oriflame Cosmetics SA SDR                          1,494,114
--------------------------------------------------------------------------------
                                                                      3,264,951
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.1%
--------------------------------------------------------------------------------
          128,800  Abbott Laboratories                                4,857,048
--------------------------------------------------------------------------------
            2,562  Allergan, Inc.                                       256,200
--------------------------------------------------------------------------------
           10,763  Alpharma Inc. Cl A                                   284,358
--------------------------------------------------------------------------------
           39,900  Astellas Pharma Inc. ORD                           1,541,788
--------------------------------------------------------------------------------
           68,970  AstraZeneca plc ORD                                3,180,831
--------------------------------------------------------------------------------
           28,200  Barr Pharmaceuticals Inc.(1)                       1,617,270
--------------------------------------------------------------------------------
           84,100  Bristol-Myers Squibb Co.                           1,815,719
--------------------------------------------------------------------------------
          124,654  Eczacibasi Ilac Sanayi ORD                           446,604
--------------------------------------------------------------------------------
           51,100  Eisai Co. Ltd. ORD                                 1,966,041
--------------------------------------------------------------------------------
           15,600  Eli Lilly and Company                                787,800
--------------------------------------------------------------------------------
          198,470  GlaxoSmithKline plc ORD                            4,902,545
--------------------------------------------------------------------------------
           84,525  Hikma Pharmaceuticals plc
                   ORD(1)                                               458,420
--------------------------------------------------------------------------------
          186,807  Johnson & Johnson                                 11,535,331
--------------------------------------------------------------------------------
          143,527  King Pharmaceuticals, Inc.(1)                      2,257,680
--------------------------------------------------------------------------------
           48,800  Merck & Co., Inc.                                  1,434,720
--------------------------------------------------------------------------------
           89,086  Novartis AG ORD                                    4,663,958
--------------------------------------------------------------------------------
           16,300  Novo Nordisk AS Cl B ORD                             876,684
--------------------------------------------------------------------------------
          161,600  Pfizer Inc.                                        3,425,920
--------------------------------------------------------------------------------
           33,461  Roche Holding AG ORD                               5,027,674
--------------------------------------------------------------------------------
           24,190  Sanofi-Aventis ORD                                 1,956,888
--------------------------------------------------------------------------------
           52,383  Teva Pharmaceutical
                   Industries Ltd. ADR                                2,141,417
--------------------------------------------------------------------------------
           15,200  Watson Pharmaceuticals, Inc.(1)                      507,072
--------------------------------------------------------------------------------
           44,300  Wyeth                                              1,841,108
--------------------------------------------------------------------------------
            8,003  Zentiva N.V.                                         356,022
--------------------------------------------------------------------------------
                                                                     58,139,098
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
--------------------------------------------------------------------------------
        1,776,000  Amata Corp. plc ORD                                  598,748
--------------------------------------------------------------------------------
           25,371  CBL & Associates Properties,
                   Inc.                                               1,021,183
--------------------------------------------------------------------------------
          121,555  Link Real Estate Investment
                   Trust (The) ORD(1)                                   188,888
--------------------------------------------------------------------------------
           69,000  Mitsui Fudosan Co. Ltd. ORD                        1,114,296
--------------------------------------------------------------------------------
           14,563  Qatar Real Estate Investment
                   ORD(1)                                               314,013
--------------------------------------------------------------------------------
              761  Rayonier, Inc.                                        30,242
--------------------------------------------------------------------------------
          140,000  Tokyu Land Corp. ORD                               1,029,377
--------------------------------------------------------------------------------
            7,370  Trizec Properties Inc.                               165,678
--------------------------------------------------------------------------------
                                                                      4,462,425
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
              649  Burlington Northern Santa Fe
                   Corp.                                                 42,951
--------------------------------------------------------------------------------
           12,150  Canadian Pacific Railway Ltd
                   ORD                                                  523,887
--------------------------------------------------------------------------------
              350  East Japan Railway Company
                   ORD                                                2,202,470
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           36,000  Nippon Express Co. Ltd. ORD                   $      192,889
--------------------------------------------------------------------------------
           23,100  Norfolk Southern Corp.                             1,021,944
--------------------------------------------------------------------------------
            8,852  Union Pacific Corp.                                  677,532
--------------------------------------------------------------------------------
                                                                      4,661,673
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
           59,900  Advanced Micro Devices, Inc.(1)                    1,568,182
--------------------------------------------------------------------------------
           12,100  Advantest Corp. ORD                                1,100,734
--------------------------------------------------------------------------------
          119,570  ASML Holding N.V. ORD(1)                           2,291,297
--------------------------------------------------------------------------------
           38,600  Broadcom Corp. Cl A(1)                             1,796,444
--------------------------------------------------------------------------------
           22,100  Cymer, Inc.(1)                                       844,662
--------------------------------------------------------------------------------
           84,700  Freescale Semiconductor Inc.
                   Cl B(1)                                            2,185,260
--------------------------------------------------------------------------------
           30,420  Hynix Semiconductor Inc.
                   ORD(1)                                               642,428
--------------------------------------------------------------------------------
          405,689  Intel Corp.                                       10,823,783
--------------------------------------------------------------------------------
           67,100  Intersil Corp. Cl A                                1,721,115
--------------------------------------------------------------------------------
        2,020,571  King Yuan Electronics Co.
                   Ltd. ORD                                           1,495,134
--------------------------------------------------------------------------------
           40,300  Lam Research Corp.(1)                              1,512,862
--------------------------------------------------------------------------------
           32,600  Microsemi Corporation(1)                             904,650
--------------------------------------------------------------------------------
           86,200  National Semiconductor Corp.                       2,230,856
--------------------------------------------------------------------------------
            5,840  Samsung Electronics ORD                            3,367,715
--------------------------------------------------------------------------------
          213,723  Texas Instruments Inc.                             6,941,723
--------------------------------------------------------------------------------
                                                                     39,426,845
--------------------------------------------------------------------------------
SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
           18,378  Autodesk, Inc.                                       766,730
--------------------------------------------------------------------------------
           52,927  BMC Software Inc.(1)                               1,084,474
--------------------------------------------------------------------------------
           50,700  Business Objects SA ADR(1)                         2,014,818
--------------------------------------------------------------------------------
           16,865  Cadence Design Systems Inc.(1)                       289,066
--------------------------------------------------------------------------------
           68,200  Cerner Corporation(1)                              6,574,480
--------------------------------------------------------------------------------
           32,400  Citrix Systems, Inc.(1)                              879,336
--------------------------------------------------------------------------------
           19,800  Electronic Arts Inc.(1)                            1,115,928
--------------------------------------------------------------------------------
            8,173  Intuit Inc.(1)                                       437,828
--------------------------------------------------------------------------------
           67,400  McAfee Inc.(1)                                     1,874,394
--------------------------------------------------------------------------------
          481,596  Microsoft Corporation                             13,345,025
--------------------------------------------------------------------------------
           16,032  Net 1 UEPS Technologies Inc.(1)                      372,904
--------------------------------------------------------------------------------
          170,674  Oracle Corp.(1)                                    2,145,372
--------------------------------------------------------------------------------
           35,976  Parametric Technology Corp.(1)                       210,460
--------------------------------------------------------------------------------
           13,450  Reynolds & Reynolds Co. Cl A                         366,378
--------------------------------------------------------------------------------
            5,700  Synopsys, Inc.(1)                                    111,264
--------------------------------------------------------------------------------
                                                                     31,588,457
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.7%
--------------------------------------------------------------------------------
           13,900  Abercrombie & Fitch Co.                              852,348
--------------------------------------------------------------------------------
              202  American Eagle Outfitters, Inc.                        4,598
--------------------------------------------------------------------------------
           43,700  AnnTaylor Stores Corporation(1)                    1,325,421
--------------------------------------------------------------------------------
           22,080  Barnes & Noble Inc.                                  890,707
--------------------------------------------------------------------------------
           37,800  Bed Bath & Beyond Inc.(1)                          1,612,548
--------------------------------------------------------------------------------
           45,900  Best Buy Co., Inc.                                 2,214,216
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           70,323  Charming Shoppes, Inc.(1)                     $      826,295
--------------------------------------------------------------------------------
           98,800  Chico's FAS, Inc.(1)                               4,358,068
--------------------------------------------------------------------------------
           28,155  Children's Place Retail Stores,
                   Inc. (The)(1)                                      1,396,488
--------------------------------------------------------------------------------
           45,800  Foot Locker, Inc.                                    999,356
--------------------------------------------------------------------------------
          105,800  Gap, Inc. (The)                                    1,838,804
--------------------------------------------------------------------------------
           20,000  Gymboree Corp.(1)                                    451,200
--------------------------------------------------------------------------------
           89,317  Home Depot, Inc.                                   3,731,664
--------------------------------------------------------------------------------
           42,140  Inditex SA ORD                                     1,239,855
--------------------------------------------------------------------------------
            3,474  Lowe's Companies, Inc.                               234,426
--------------------------------------------------------------------------------
           51,911  Payless ShoeSource, Inc.(1)                        1,186,166
--------------------------------------------------------------------------------
           15,359  Sherwin-Williams Co.                                 673,339
--------------------------------------------------------------------------------
           18,900  Tiffany & Co.                                        769,230
--------------------------------------------------------------------------------
           50,300  Urban Outfitters Inc.(1)                           1,552,258
--------------------------------------------------------------------------------
           25,200  Williams-Sonoma, Inc.(1)                           1,093,428
--------------------------------------------------------------------------------
           44,300  Yamada Denki Co Ltd. ORD                           4,536,480
--------------------------------------------------------------------------------
                                                                     31,786,895
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
--------------------------------------------------------------------------------
           11,780  Adidas-Salomon AG ORD                              2,071,093
--------------------------------------------------------------------------------
           56,540  Compagnie Financiere
                   Richemont AG Cl A ORD                              2,235,632
--------------------------------------------------------------------------------
           14,143  Jones Apparel Group, Inc.                            406,753
--------------------------------------------------------------------------------
           29,800  Liz Claiborne, Inc.                                1,039,424
--------------------------------------------------------------------------------
           32,500  Polo Ralph Lauren Corp.                            1,742,000
--------------------------------------------------------------------------------
           19,700  VF Corp.                                           1,116,005
--------------------------------------------------------------------------------
                                                                      8,610,907
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
--------------------------------------------------------------------------------
           71,873  Banco Nossa Caixa SA ORD(1)                        1,146,785
--------------------------------------------------------------------------------
            5,690  Corus Bankshares Inc.                                334,458
--------------------------------------------------------------------------------
           33,483  Downey Financial Corp.                             2,166,350
--------------------------------------------------------------------------------
           23,400  Fannie Mae                                         1,124,370
--------------------------------------------------------------------------------
          119,200  Freddie Mac                                        7,444,040
--------------------------------------------------------------------------------
           29,351  Fremont General Corp.                                687,107
--------------------------------------------------------------------------------
           33,102  Golden West Financial Corp.                        2,144,679
--------------------------------------------------------------------------------
            5,380  Hypo Real Estate Holding AG
                   ORD                                                  280,421
--------------------------------------------------------------------------------
           23,500  MGIC Investment Corp.                              1,529,850
--------------------------------------------------------------------------------
          100,846  Washington Mutual, Inc.                            4,153,847
--------------------------------------------------------------------------------
                                                                     21,011,907
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           35,000  Altria Group Inc.                                  2,547,650
--------------------------------------------------------------------------------
          123,940  British American Tobacco plc
                   ORD                                                2,699,458
--------------------------------------------------------------------------------
                                                                      5,247,108
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           13,800  Watsco Inc.                                          865,950
--------------------------------------------------------------------------------
           19,800  WESCO International Inc.(1)                          826,650
--------------------------------------------------------------------------------
                                                                      1,692,600
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
           86,875  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                             $    1,061,354
--------------------------------------------------------------------------------
          483,410  Macquarie Infrastructure
                   Group ORD                                          1,258,336
--------------------------------------------------------------------------------
                                                                      2,319,690
--------------------------------------------------------------------------------
WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
           26,087  Inversiones Aguas
                   Metropolitanas SA ADR
                   (Acquired 11/18/05, Cost
                   $478,696)(1)(3)                                      478,696
--------------------------------------------------------------------------------
          521,740  Inversiones Aguas
                   Metropolitanas SA ORD(1)                             480,014
--------------------------------------------------------------------------------
                                                                        958,710
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
--------------------------------------------------------------------------------
          262,650  America Movil SA de CV
                   Series L ADR                                       7,543,308
--------------------------------------------------------------------------------
          150,500  American Tower Corp. Cl A(1)                       4,107,145
--------------------------------------------------------------------------------
          192,179  Bharti Televentures ORD(1)                         1,497,355
--------------------------------------------------------------------------------
           89,124  Crown Castle International
                   Corp.(1)                                           2,441,998
--------------------------------------------------------------------------------
          201,000  Digi.Com Bhd ORD(1)                                  402,053
--------------------------------------------------------------------------------
              320  KDDI Corp. ORD                                     1,677,182
--------------------------------------------------------------------------------
          160,596  NII Holdings, Inc.(1)                              6,977,896
--------------------------------------------------------------------------------
           34,000  Rogers Communications Inc.
                   Cl B ORD                                           1,303,810
--------------------------------------------------------------------------------
           46,900  SBA Communications Corp.
                   Cl A(1)                                              864,836
--------------------------------------------------------------------------------
          247,275  Sprint Nextel Corp.                                6,191,766
--------------------------------------------------------------------------------
           68,839  Vodafone Egypt
                   Telecommunications SAE ORD                         1,048,725
--------------------------------------------------------------------------------
          958,650  Vodafone Group plc ORD                             2,067,260
--------------------------------------------------------------------------------
                                                                     36,123,334
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $980,283,069)                                               1,160,572,314
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%

DIVERSIFIED FINANCIAL SERVICES(2)
--------------------------------------------------------------------------------
           26,630  Bradespar SA ORD                                     722,006
--------------------------------------------------------------------------------
ELECTRIC UTILITIES(2)
--------------------------------------------------------------------------------
       18,100,000  Cia Energetica de Minas
                   Gerais ORD                                           730,216
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
           53,400  Usinas Siderurgicas de Minas
                   Gerais SA ORD                                      1,247,529
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,044,576)                                                     2,699,751
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 8.6%

      $16,000,000  FHLMC, 5.00%, settlement
                   date 12/15/05(5)                              $   15,764,992
--------------------------------------------------------------------------------
           14,802  FHLMC, 6.50%, 12/1/12                                 15,236
--------------------------------------------------------------------------------
           91,408  FHLMC, 7.00%, 6/1/14                                  94,964
--------------------------------------------------------------------------------
          385,657  FHLMC, 6.50%, 6/1/16                                 397,069
--------------------------------------------------------------------------------
          293,864  FHLMC, 6.50%, 6/1/16                                 302,560
--------------------------------------------------------------------------------
        4,369,503  FHLMC, 4.50%, 1/1/19                               4,239,357
--------------------------------------------------------------------------------
            4,035  FHLMC, 8.00%, 6/1/26                                   4,308
--------------------------------------------------------------------------------
            3,201  FHLMC, 8.00%, 6/1/26                                   3,418
--------------------------------------------------------------------------------
           16,088  FHLMC, 8.00%, 6/1/26                                  17,176
--------------------------------------------------------------------------------
            1,868  FHLMC, 8.00%, 7/1/26                                   1,994
--------------------------------------------------------------------------------
           15,449  FHLMC, 7.00%, 8/1/29                                  16,107
--------------------------------------------------------------------------------
           85,043  FHLMC, 7.50%, 8/1/29                                  89,476
--------------------------------------------------------------------------------
          100,081  FHLMC, 8.00%, 7/1/30                                 106,630
--------------------------------------------------------------------------------
          104,514  FHLMC, 6.50%, 6/1/31                                 107,144
--------------------------------------------------------------------------------
        2,094,254  FHLMC, 5.50%, 12/1/33                              2,070,320
--------------------------------------------------------------------------------
       15,060,000  FNMA, 5.00%, settlement
                   date 12/13/05(5)                                  14,490,551
--------------------------------------------------------------------------------
        3,700,000  FNMA, 5.50%, settlement
                   date 12/13/05(5)                                   3,644,500
--------------------------------------------------------------------------------
       29,433,500  FNMA, 6.00%, settlement
                   date 12/13/05(5)                                  29,608,275
--------------------------------------------------------------------------------
       18,183,000  FNMA, 6.50%, settlement
                   date 12/13/05(5)                                  18,620,519
--------------------------------------------------------------------------------
        2,484,120  FNMA, 5.00%, settlement
                   date 12/15/05(5)                                   2,447,633
--------------------------------------------------------------------------------
        7,344,000  FNMA, 5.50%, settlement
                   date 12/15/05(5)                                   7,376,130
--------------------------------------------------------------------------------
           80,452  FNMA, 6.50%, 3/1/12                                   82,947
--------------------------------------------------------------------------------
           10,082  FNMA, 6.50%, 4/1/12                                   10,395
--------------------------------------------------------------------------------
           67,621  FNMA, 6.50%, 4/1/12                                   69,718
--------------------------------------------------------------------------------
            2,334  FNMA, 6.50%, 4/1/12                                    2,406
--------------------------------------------------------------------------------
           77,796  FNMA, 6.50%, 4/1/12                                   80,209
--------------------------------------------------------------------------------
           92,947  FNMA, 6.00%, 12/1/13                                  94,958
--------------------------------------------------------------------------------
          282,109  FNMA, 6.00%, 4/1/14                                  288,212
--------------------------------------------------------------------------------
           87,705  FNMA, 7.50%, 6/1/15                                   92,272
--------------------------------------------------------------------------------
        5,389,325  FNMA, 4.50%, 5/1/19                                5,220,359
--------------------------------------------------------------------------------
           12,060  FNMA, 7.00%, 5/1/26                                   12,627
--------------------------------------------------------------------------------
           12,060  FNMA, 7.00%, 6/1/26                                   12,627
--------------------------------------------------------------------------------
           22,956  FNMA, 7.50%, 3/1/27                                   24,153
--------------------------------------------------------------------------------
           69,335  FNMA, 6.50%, 4/1/29                                   71,246
--------------------------------------------------------------------------------
          122,896  FNMA, 6.50%, 6/1/29                                  126,283
--------------------------------------------------------------------------------
           81,032  FNMA, 6.50%, 6/1/29                                   83,265
--------------------------------------------------------------------------------
           64,394  FNMA, 7.00%, 7/1/29                                   67,374
--------------------------------------------------------------------------------
           50,650  FNMA, 7.00%, 7/1/29                                   52,954
--------------------------------------------------------------------------------
          184,133  FNMA, 6.50%, 8/1/29                                  189,208
--------------------------------------------------------------------------------
          100,575  FNMA, 7.00%, 3/1/30                                  105,119
--------------------------------------------------------------------------------
           42,398  FNMA, 8.00%, 7/1/30                                   45,214
--------------------------------------------------------------------------------
           67,293  FNMA, 7.50%, 9/1/30                                   70,689
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   419,739  FNMA, 6.50%, 9/1/31                           $      430,786
--------------------------------------------------------------------------------
          328,194  FNMA, 7.00%, 9/1/31                                  342,848
--------------------------------------------------------------------------------
          185,186  FNMA, 6.50%, 1/1/32                                  189,939
--------------------------------------------------------------------------------
        1,403,398  FNMA, 7.00%, 6/1/32                                1,465,599
--------------------------------------------------------------------------------
          897,534  FNMA, 6.50%, 10/1/32                                 920,363
--------------------------------------------------------------------------------
        1,610,012  FNMA, 5.50%, 6/1/33                                1,589,594
--------------------------------------------------------------------------------
       15,809,003  FNMA, 5.50%, 7/1/33                               15,608,513
--------------------------------------------------------------------------------
        4,326,065  FNMA, 5.50%, 8/1/33(6)                             4,271,201
--------------------------------------------------------------------------------
       11,103,779  FNMA, 5.00%, 11/1/33                              10,721,342
--------------------------------------------------------------------------------
        6,802,468  FNMA, 5.50%, 1/1/34(6)                             6,716,199
--------------------------------------------------------------------------------
        8,897,971  FNMA, 5.00%, 8/1/34                                8,580,483
--------------------------------------------------------------------------------
            6,075  GNMA, 9.00%, 4/20/25                                   6,638
--------------------------------------------------------------------------------
            6,633  GNMA, 7.50%, 10/15/25                                  7,028
--------------------------------------------------------------------------------
            7,200  GNMA, 7.50%, 11/15/25                                  7,629
--------------------------------------------------------------------------------
            5,531  GNMA, 6.00%, 4/15/26                                   5,628
--------------------------------------------------------------------------------
            4,249  GNMA, 6.00%, 4/15/26                                   4,323
--------------------------------------------------------------------------------
            7,613  GNMA, 7.50%, 6/15/26                                   8,058
--------------------------------------------------------------------------------
           57,803  GNMA, 7.00%, 12/15/27                                 60,811
--------------------------------------------------------------------------------
          110,849  GNMA, 7.50%, 12/15/27                                117,254
--------------------------------------------------------------------------------
           41,456  GNMA, 6.50%, 1/15/28                                  43,171
--------------------------------------------------------------------------------
          123,534  GNMA, 6.50%, 3/15/28                                 128,643
--------------------------------------------------------------------------------
          150,504  GNMA, 6.00%, 5/15/28                                 153,024
--------------------------------------------------------------------------------
           68,337  GNMA, 6.00%, 5/15/28                                  69,481
--------------------------------------------------------------------------------
           14,645  GNMA, 6.50%, 5/15/28                                  15,250
--------------------------------------------------------------------------------
            4,973  GNMA, 6.50%, 5/15/28                                   5,178
--------------------------------------------------------------------------------
            3,204  GNMA, 6.50%, 5/15/28                                   3,337
--------------------------------------------------------------------------------
          103,124  GNMA, 6.00%, 8/15/28                                 104,851
--------------------------------------------------------------------------------
          223,813  GNMA, 7.00%, 5/15/31                                 235,041
--------------------------------------------------------------------------------
        1,218,206  GNMA, 5.50%, 11/15/32                              1,215,926
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $160,063,844)                                                 159,248,732
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.3%

AEROSPACE & DEFENSE -- 0.1%
--------------------------------------------------------------------------------
          325,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                      319,313
--------------------------------------------------------------------------------
          100,000  L-3 Communications Corp.,
                   6.375%, 10/15/15 (Acquired
                   7/27/05, Cost $99,090)(3)                             99,000
--------------------------------------------------------------------------------
        1,440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                     1,413,939
--------------------------------------------------------------------------------
          720,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        703,457
--------------------------------------------------------------------------------
                                                                      2,535,709
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          950,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $952,637)(3)                            932,048
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
      $ 1,190,000  Genentech, Inc., 4.75%,
                   7/15/15                                       $    1,149,397
--------------------------------------------------------------------------------
BUILDING PRODUCTS(2)
--------------------------------------------------------------------------------
          500,000  MAAX Corp., 9.75%, 6/15/12                           402,500
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           361,875
--------------------------------------------------------------------------------
                                                                        764,375
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
        1,900,000  Goldman Sachs Group, Inc.
                   (The), 5.25%, 10/15/13                             1,890,804
--------------------------------------------------------------------------------
        1,100,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                     1,084,404
--------------------------------------------------------------------------------
          880,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        854,067
--------------------------------------------------------------------------------
          400,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        394,673
--------------------------------------------------------------------------------
          630,000  Morgan Stanley, 4.00%,
                   1/15/10                                              604,276
--------------------------------------------------------------------------------
          500,000  Morgan Stanley, 4.25%,
                   5/15/10                                              482,916
--------------------------------------------------------------------------------
          690,000  Morgan Stanley, 5.05%,
                   1/21/11                                              687,206
--------------------------------------------------------------------------------
          650,000  Morgan Stanley, 4.75%,
                   4/1/14                                               619,343
--------------------------------------------------------------------------------
                                                                      6,617,689
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          199,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      205,965
--------------------------------------------------------------------------------
           46,000  IMC Global Inc., 10.875%,
                   6/1/08                                                51,175
--------------------------------------------------------------------------------
          550,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      578,875
--------------------------------------------------------------------------------
           46,000  Millennium America Inc.,
                   9.25%, 6/15/08                                        49,910
--------------------------------------------------------------------------------
                                                                        885,925
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.5%
--------------------------------------------------------------------------------
        2,300,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    2,238,657
--------------------------------------------------------------------------------
        1,080,000  PNC Bank N.A., 4.875%,
                   9/21/17                                            1,026,853
--------------------------------------------------------------------------------
        1,100,000  SouthTrust Corp., 5.80%,
                   6/15/14                                            1,139,463
--------------------------------------------------------------------------------
        1,100,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                            1,061,680
--------------------------------------------------------------------------------
        1,720,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                             1,667,793
--------------------------------------------------------------------------------
        1,500,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                            1,457,988
--------------------------------------------------------------------------------
        1,310,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                             1,290,816
--------------------------------------------------------------------------------
                                                                      9,883,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
      $   600,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                         $      592,500
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        346,125
--------------------------------------------------------------------------------
          600,000  Cenveo Corp., 7.875%,
                   12/1/13                                              579,000
--------------------------------------------------------------------------------
          500,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                       501,250
--------------------------------------------------------------------------------
          325,000  FTI Consulting Inc., 7.625%,
                   6/15/13 (Acquired 7/28/05,
                   Cost $330,688)(3)                                    336,375
--------------------------------------------------------------------------------
          450,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                               426,290
--------------------------------------------------------------------------------
          890,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       990,414
--------------------------------------------------------------------------------
                                                                      3,771,954
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(2)
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       325,313
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(2)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                         520,625
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(2)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired 12/21/04,
                   Cost $215,373)(3)(7)                                 210,000
--------------------------------------------------------------------------------
CONSUMER FINANCE(2)
--------------------------------------------------------------------------------
          650,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                638,053
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          450,000  Ball Corp., 6.875%, 12/15/12                         462,375
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12                                      246,250
--------------------------------------------------------------------------------
          400,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14                                     389,000
--------------------------------------------------------------------------------
                                                                      1,097,625
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14                                               285,000
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
        2,670,731  Lehman Brothers TRAINS(SM),
                   Series 2005-1, 7.65%,
                   6/15/15 (Acquired 7/20/05,
                   Cost $2,805,603)(3)                                2,726,672
--------------------------------------------------------------------------------
        2,470,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $2,610,712)(3)                                     2,869,932
--------------------------------------------------------------------------------
                                                                      5,596,604
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             993,177
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,196,000  Citigroup Inc., 5.00%,
                   9/15/14                                       $    4,128,439
--------------------------------------------------------------------------------
          600,000  DaimlerChrysler N.A. Holding
                   Corp., 4.875%, 6/15/10                               584,085
--------------------------------------------------------------------------------
          530,000  Ford Motor Credit Co., 6.50%,
                   1/25/07                                              514,776
--------------------------------------------------------------------------------
        1,030,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     947,586
--------------------------------------------------------------------------------
          325,000  Ford Motor Credit Co., 7.25%,
                   10/25/11                                             293,218
--------------------------------------------------------------------------------
          870,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                      913,627
--------------------------------------------------------------------------------
        1,000,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               938,287
--------------------------------------------------------------------------------
          750,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                               678,425
--------------------------------------------------------------------------------
          470,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                427,107
--------------------------------------------------------------------------------
        1,500,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                           1,450,248
--------------------------------------------------------------------------------
        1,715,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                            1,695,109
--------------------------------------------------------------------------------
          870,000  HSBC Finance Corp., 4.625%,
                   9/15/10                                              849,988
--------------------------------------------------------------------------------
        1,150,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                      1,232,461
--------------------------------------------------------------------------------
          700,000  J.P. Morgan Chase & Co.,
                   5.15%, 10/1/15                                       687,093
--------------------------------------------------------------------------------
                                                                     16,333,626
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
          587,000  AT&T Corp., 9.05%, 11/15/11                          654,324
--------------------------------------------------------------------------------
          350,000  Cincinnati Bell Inc., 8.375%,
                   1/15/14                                              344,750
--------------------------------------------------------------------------------
          740,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       824,551
--------------------------------------------------------------------------------
          400,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       396,926
--------------------------------------------------------------------------------
          400,000  France Telecom SA, 8.00%,
                   3/1/11                                               447,741
--------------------------------------------------------------------------------
          250,000  Intelsat Bermuda Ltd., 8.25%,
                   1/15/13 (Acquired 1/24/05,
                   Cost $250,000)(3)                                    251,250
--------------------------------------------------------------------------------
          975,000  Intelsat Bermuda Ltd.,
                   8.625%, 1/15/15 (Acquired
                   1/24/05-11/8/05, Cost
                   $976,188)(3)                                         982,312
--------------------------------------------------------------------------------
          300,000  MCI Inc., 7.69%, 5/1/09                              311,625
--------------------------------------------------------------------------------
          350,000  MCI Inc., 8.74%, 5/1/14                              387,188
--------------------------------------------------------------------------------
          675,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14 (Acquired 6/24/05-
                   11/30/05, Cost $662,250)(3)                          685,125
--------------------------------------------------------------------------------
          475,000  Qwest Corp., 7.875%, 9/1/11                          511,813
--------------------------------------------------------------------------------
          750,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              868,969
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   450,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                       $      591,561
--------------------------------------------------------------------------------
          660,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       628,622
--------------------------------------------------------------------------------
          700,000  Telecom Italia Capital SA,
                   5.25%, 10/1/15                                       679,414
--------------------------------------------------------------------------------
                                                                      8,566,171
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
        1,280,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                      1,263,793
--------------------------------------------------------------------------------
          580,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      574,514
--------------------------------------------------------------------------------
          650,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 667,151
--------------------------------------------------------------------------------
          720,000  Florida Power Corp., 4.50%,
                   6/1/10                                               704,238
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings
                   LLC/MSW Energy Finance Co.,
                   Inc., 8.50%, 9/1/10                                  426,000
--------------------------------------------------------------------------------
          355,000  NRG Energy Inc., 8.00%,
                   12/15/13                                             391,388
--------------------------------------------------------------------------------
          750,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              797,342
--------------------------------------------------------------------------------
          300,000  Texas Genco LLC, 6.875%,
                   12/15/14 (Acquired 12/8/04,
                   Cost $310,875)(3)                                    322,500
--------------------------------------------------------------------------------
                                                                      5,146,926
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
--------------------------------------------------------------------------------
          250,000  Celestica Inc., 7.625%, 7/1/13                       245,000
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       507,500
--------------------------------------------------------------------------------
                                                                        752,500
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     528,750
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             626,563
--------------------------------------------------------------------------------
          350,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       355,250
--------------------------------------------------------------------------------
                                                                      1,510,563
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
          670,000  CVS Corp., 4.00%, 9/15/09                            646,018
--------------------------------------------------------------------------------
          550,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                              558,250
--------------------------------------------------------------------------------
          650,000  Kroger Co. (The), 6.80%,
                   4/1/11                                               675,466
--------------------------------------------------------------------------------
          600,000  Safeway Inc., 6.50%, 3/1/11                          616,766
--------------------------------------------------------------------------------
        1,190,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                     1,150,493
--------------------------------------------------------------------------------
          500,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                        476,488
--------------------------------------------------------------------------------
                                                                      4,123,481
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
      $   430,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35                               $      405,650
--------------------------------------------------------------------------------
        1,650,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05-
                   11/28/05, Cost $1,614,100)(3)                      1,601,277
--------------------------------------------------------------------------------
          650,000  Cadbury Schweppes U.S.
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03,
                   Cost $646,334)(3)                                    643,834
--------------------------------------------------------------------------------
           16,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                       16,520
--------------------------------------------------------------------------------
          710,000  WM Wrigley Jr. Co., 4.30%,
                   7/15/10                                              695,295
--------------------------------------------------------------------------------
                                                                      3,362,576
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
        1,160,000  Baxter Financial Corp., 4.75%,
                   10/15/10 (Acquired 9/28/05,
                   Cost $1,156,450)(3)                                1,141,616
--------------------------------------------------------------------------------
        1,000,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                             1,050,267
--------------------------------------------------------------------------------
          910,000  Boston Scientific Corp.,
                   5.50%, 11/15/15                                      917,951
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 446,781
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      342,875
--------------------------------------------------------------------------------
          325,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               334,750
--------------------------------------------------------------------------------
                                                                      4,234,240
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging, Inc.,
                   7.25%, 12/15/12                                      422,500
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      423,000
--------------------------------------------------------------------------------
          600,000  HCA Inc., 6.95%, 5/1/12                              619,501
--------------------------------------------------------------------------------
                                                                      1,465,001
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
--------------------------------------------------------------------------------
          168,946  Eldorado Casino Shreveport,
                   10.00%, 8/1/12                                       159,654
--------------------------------------------------------------------------------
          375,000  Equinox Holdings Inc., 9.00%,
                   12/15/09                                             387,188
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               520,000
--------------------------------------------------------------------------------
          450,000  Intrawest Corp., 7.50%,
                   10/15/13                                             455,063
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        490,000
--------------------------------------------------------------------------------
           46,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                       50,600
--------------------------------------------------------------------------------
        1,300,000  MGM Mirage, 6.00%, 10/1/09                         1,296,749
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%, 9/15/10                           543,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  MGM Mirage, 6.75%, 9/1/12                     $      303,750
--------------------------------------------------------------------------------
          200,000  Penn National Gaming, Inc.,
                   8.875%, 3/15/10                                      210,500
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      300,000
--------------------------------------------------------------------------------
          475,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              528,438
--------------------------------------------------------------------------------
          350,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      369,250
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               272,938
--------------------------------------------------------------------------------
          300,000  Six Flags Inc., 9.75%,
                   4/15/13                                              297,750
--------------------------------------------------------------------------------
          275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               302,500
--------------------------------------------------------------------------------
          400,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                             431,000
--------------------------------------------------------------------------------
          500,000  Trump Entertainment Resorts,
                   Inc., 8.50%, 6/1/15                                  487,500
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14                                      485,625
--------------------------------------------------------------------------------
        1,650,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,900,500
--------------------------------------------------------------------------------
                                                                      9,792,755
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      129,375
--------------------------------------------------------------------------------
          650,000  D.R. Horton Inc., 7.875%,
                   8/15/11                                              706,928
--------------------------------------------------------------------------------
          150,000  KB Home, 9.50%, 2/15/11                              158,668
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             497,729
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              435,625
--------------------------------------------------------------------------------
          275,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       281,875
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     533,125
--------------------------------------------------------------------------------
          250,000  William Lyon Homes, Inc.,
                   10.75%, 4/1/13                                       258,750
--------------------------------------------------------------------------------
                                                                      3,002,075
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corporation (The),
                   8.875%, 2/15/11                                      568,313
--------------------------------------------------------------------------------
          500,000  AES Corporation (The), 8.75%,
                   5/15/13 (Acquired 5/14/04,
                   Cost $510,000)(3)                                    546,250
--------------------------------------------------------------------------------
                                                                      1,114,563
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
        2,380,000  General Electric Co., 5.00%,
                   2/1/13                                             2,364,449
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
--------------------------------------------------------------------------------
      $ 1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(3)                                $    1,424,619
--------------------------------------------------------------------------------
        1,000,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                     1,038,251
--------------------------------------------------------------------------------
          650,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       631,391
--------------------------------------------------------------------------------
          470,000  MetLife, Inc., 5.00%, 6/15/15                        458,351
--------------------------------------------------------------------------------
        1,100,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $1,099,978)(3)                        1,075,404
--------------------------------------------------------------------------------
          720,000  Prudential Financial Inc.,
                   5.40%, 6/13/35                                       673,263
--------------------------------------------------------------------------------
                                                                      5,301,279
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
          250,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                              255,916
--------------------------------------------------------------------------------
IT SERVICES(2)
--------------------------------------------------------------------------------
          400,000  Sungard Data Systems Inc.,
                   9.125%, 8/15/13 (Acquired
                   7/27/05, Cost $414,625)(3)                           416,000
--------------------------------------------------------------------------------
MACHINERY -- 0.1%
--------------------------------------------------------------------------------
          690,000  Dover Corp., 5.375%,
                   10/15/35                                             665,129
--------------------------------------------------------------------------------
        1,300,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                     1,287,318
--------------------------------------------------------------------------------
           36,000  Terex Corp., 7.375%, 1/15/14                          36,090
--------------------------------------------------------------------------------
                                                                      1,988,537
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       384,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               334,750
--------------------------------------------------------------------------------
          331,000  Charter Communications
                   Holdings I LLC, 11.00%,
                   10/1/15 (Acquired 9/28/05,
                   Cost $318,070)(3)                                    285,488
--------------------------------------------------------------------------------
          325,000  Charter Communications
                   Holdings II LLC, 10.25%,
                   9/15/10                                              325,000
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(7)                                           371,250
--------------------------------------------------------------------------------
          149,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                172,232
--------------------------------------------------------------------------------
        2,000,000  Comcast Corp., 5.50%,
                   3/15/11                                            2,010,629
--------------------------------------------------------------------------------
        1,400,000  Continental Cablevision,
                   8.30%, 5/15/06                                     1,421,728
--------------------------------------------------------------------------------
        1,800,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                    1,740,403
--------------------------------------------------------------------------------
          400,000  CSC Holdings, Inc., 7.875%,
                   12/15/07                                             410,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   250,000  CSC Holdings, Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(3)                             $      238,750
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             512,500
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/DirecTV
                   Financing Corp., 8.375%,
                   3/15/13                                              545,000
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                              486,250
--------------------------------------------------------------------------------
          600,000  Imax Corp., 9.625%, 12/1/10                          633,000
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              271,563
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      343,000
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       560,887
--------------------------------------------------------------------------------
        1,160,000  Reed Elsevier Capital Inc.,
                   4.625%, 6/15/12                                    1,118,056
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,207,312
--------------------------------------------------------------------------------
                                                                     13,371,798
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          880,000  Alcan Inc., 4.50%, 5/15/13                           833,523
--------------------------------------------------------------------------------
          250,000  Alcan Inc., 5.00%, 6/1/15                            241,121
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            384,125
--------------------------------------------------------------------------------
                                                                      1,458,769
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              256,875
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,079,805
--------------------------------------------------------------------------------
          650,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      633,803
--------------------------------------------------------------------------------
        1,110,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                     1,071,626
--------------------------------------------------------------------------------
        1,110,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                      1,125,428
--------------------------------------------------------------------------------
                                                                      4,167,537
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          450,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                442,292
--------------------------------------------------------------------------------
        1,200,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09                              1,184,416
--------------------------------------------------------------------------------
          325,000  Neiman Marcus Group Inc.,
                   10.375%, 10/15/15 (Acquired
                   9/28/05, Cost $325,000)(3)                           330,281
--------------------------------------------------------------------------------
                                                                      1,956,989
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       477,000
--------------------------------------------------------------------------------
        1,030,000  Devon Energy Corp., 2.75%,
                   8/1/06                                             1,014,578
--------------------------------------------------------------------------------
          425,000  El Paso Corp., 7.875%,
                   6/15/12                                              432,438
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  El Paso Corp., 7.80%, 8/1/31                  $      395,000
--------------------------------------------------------------------------------
        1,750,000  Enterprise Products Operating
                   LP, 4.95%, 6/1/10                                  1,711,140
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               577,500
--------------------------------------------------------------------------------
          357,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 388,238
--------------------------------------------------------------------------------
          575,000  Massey Energy Co., 6.625%,
                   11/15/10                                             580,031
--------------------------------------------------------------------------------
          435,000  Nexen Inc., 5.875%, 3/10/35                          420,694
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      313,500
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      284,625
--------------------------------------------------------------------------------
          200,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      216,500
--------------------------------------------------------------------------------
          500,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                       530,000
--------------------------------------------------------------------------------
          910,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              903,527
--------------------------------------------------------------------------------
                                                                      8,244,771
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                        304,500
--------------------------------------------------------------------------------
          450,000  Boise Cascade LLC, 7.125%,
                   10/15/14                                             407,250
--------------------------------------------------------------------------------
          525,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              518,438
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       291,200
--------------------------------------------------------------------------------
                                                                      1,521,388
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(2)
--------------------------------------------------------------------------------
          570,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                 615,600
--------------------------------------------------------------------------------
PHARMACEUTICALS(2)
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                       456,574
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
          610,000  ERP Operating L.P., 5.125%,
                   3/15/16                                              588,399
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              569,938
--------------------------------------------------------------------------------
                                                                      1,158,337
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
        1,150,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                 1,256,479
--------------------------------------------------------------------------------
           30,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                        37,438
--------------------------------------------------------------------------------
          770,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       762,111
--------------------------------------------------------------------------------
                                                                      2,056,028
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
      $ 1,040,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $1,054,914)(3)                           $    1,010,405
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          450,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       451,125
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group Inc.,
                   8.00%, 3/15/14                                       353,438
--------------------------------------------------------------------------------
          450,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      461,250
--------------------------------------------------------------------------------
          300,000  Nell AF SARL, 8.375%,
                   8/15/15 (Acquired 8/4/05,
                   Cost $300,000)(3)                                    295,500
--------------------------------------------------------------------------------
          375,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             277,500
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      286,000
--------------------------------------------------------------------------------
                                                                      2,124,813
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(2)
--------------------------------------------------------------------------------
          250,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      251,250
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
--------------------------------------------------------------------------------
        5,500,000  Countrywide Home Loans Inc.,
                   VRN, 4.13%, 12/27/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.12% with
                   no caps                                            5,500,369
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          550,000  United Rentals North America,
                   Inc., 6.50%, 2/15/12                                 532,125
--------------------------------------------------------------------------------
          161,000  United Rentals North America,
                   Inc., 7.75%, 11/15/13                                155,768
--------------------------------------------------------------------------------
                                                                        687,893
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          150,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               150,000
--------------------------------------------------------------------------------
          960,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                       961,239
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       526,725
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                               321,000
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc., 7.25%,
                   12/15/12                                             316,875
--------------------------------------------------------------------------------
          350,000  Rogers Wireless
                   Communications Inc., 7.50%,
                   3/15/15                                              376,250
--------------------------------------------------------------------------------
          162,000  SBA Communications Corp.,
                   8.50%, 12/1/12                                       180,630
--------------------------------------------------------------------------------
          100,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13 (Acquired
                   8/18/05, Cost $100,000)(3)                           101,750
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   375,000  UbiquiTel Operating Company.,
                   9.875%, 3/1/11                                $      416,719
--------------------------------------------------------------------------------
        1,110,000  Vodafone Group plc, 5.00%,
                   9/15/15                                            1,081,204
--------------------------------------------------------------------------------
                                                                      4,432,392
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $155,203,089)                                                 153,959,138
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 4.8%

        5,500,000  Alcon Capital Corp., 3.96%,
                   12/8/05 (Acquired 10/28/05,
                   Cost $5,475,195)(3)                                5,495,721
--------------------------------------------------------------------------------
        5,500,000  Allied Irish Banks N.A., 4.04%,
                   12/14/05 (Acquired 11/15/05,
                   Cost $5,482,101)(3)                                5,491,921
--------------------------------------------------------------------------------
        5,585,000  Alltel Corp., 4.01%, 12/5/05
                   (Acquired 11/10/05, Cost
                   $5,569,447)(3)                                     5,582,498
--------------------------------------------------------------------------------
        5,500,000  Bear Stearns Co. Inc., 4.04%,
                   12/19/05                                           5,488,698
--------------------------------------------------------------------------------
        5,500,000  BNP Paribas Finance Inc.,
                   4.02%, 12/12/05                                    5,493,235
--------------------------------------------------------------------------------
        6,500,000  Canadian Imperial Holdings,
                   4.16%, 12/30/05                                    6,478,094
--------------------------------------------------------------------------------
        5,500,000  Cargill Inc., 3.98%, 12/7/05
                   (Acquired 11/10/05, Cost
                   $5,483,583)(3)                                     5,496,304
--------------------------------------------------------------------------------
        5,500,000  Danske Corporation, 4.01%,
                   12/9/05                                            5,495,104
--------------------------------------------------------------------------------
        5,500,000  Dow Jones & Co., Inc., 4.05%,
                   12/8/05 (Acquired 11/10/05,
                   Cost $5,482,675)(3)                                5,495,617
--------------------------------------------------------------------------------
        5,500,000  Falcon Asset Security Corp.,
                   4.11%, 12/20/05 (Acquired
                   11/23/05, Cost $5,483,046)(3)                      5,487,873
--------------------------------------------------------------------------------
        5,500,000  General Electric Capital Corp.,
                   4.10%, 12/29/05                                    5,482,252
--------------------------------------------------------------------------------
        5,500,000  Henkel of America, Inc.,
                   4.11%, 12/15/05 (Acquired
                   11/23/05, Cost $5,486,186)(3)                      5,491,134
--------------------------------------------------------------------------------
        5,500,000  ING (US) Funding LLC,
                   3.98%, 12/1/05                                     5,499,999
--------------------------------------------------------------------------------
        5,500,000  KFW International Finance,
                   4.01%, 12/16/05 (Acquired
                   11/15/05, Cost $5,481,008)(3)                      5,490,721
--------------------------------------------------------------------------------
        5,500,000  Old Line Funding Corp.,
                   4.23%, 1/20/06 (Acquired
                   11/30/05, Cost $5,467,041)(3)                      5,467,380
--------------------------------------------------------------------------------
        5,500,000  Paradigm Funding LLC, 4.12%,
                   1/27/06 (Acquired 10/25/05,
                   Cost $5,440,832)(3)                                5,462,435
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $88,902,110)                                                   88,898,986
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.9%

      $ 4,170,000  FHLMC, 4.25%, 2/28/07                         $    4,149,204
--------------------------------------------------------------------------------
        4,300,000  FHLMC, 4.75%, 10/17/08                             4,275,280
--------------------------------------------------------------------------------
        3,780,000  FHLMC, 4.90%, 11/3/08                              3,768,482
--------------------------------------------------------------------------------
        8,700,000  FHLMC, 6.625%, 9/15/09                             9,266,527
--------------------------------------------------------------------------------
       13,100,000  FHLMC, 7.00%, 3/15/10                             14,238,193
--------------------------------------------------------------------------------
        8,500,000  FNMA, 5.25%, 4/15/07                               8,565,161
--------------------------------------------------------------------------------
        9,850,000  FNMA, 5.75%, 2/15/08                              10,070,226
--------------------------------------------------------------------------------
        7,600,000  FNMA, 2.50%, 6/15/08                               7,203,257
--------------------------------------------------------------------------------
        4,200,000  FNMA, 6.125%, 3/15/12                              4,492,782
--------------------------------------------------------------------------------
        5,000,000  FNMA, 6.625%, 11/15/30                             6,048,320
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $72,942,681)                                                   72,077,432
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 3.8%

        4,000,000  Banc of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 4.36%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $4,000,000)(3)                                3,984,800
--------------------------------------------------------------------------------
       21,693,306  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.73%,
                   12/1/05                                              531,096
--------------------------------------------------------------------------------
        6,000,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.16%,
                   12/1/05                                            5,826,540
--------------------------------------------------------------------------------
        4,500,000  Bear Stearns Adjustable Rate
                   Mortgage Trust, Series 2005-4,
                   Class 2A2, 4.57%, 8/25/35                          4,381,346
--------------------------------------------------------------------------------
       29,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%,
                   12/1/05                                            1,060,443
--------------------------------------------------------------------------------
          794,952  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 4.25%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                   795,531
--------------------------------------------------------------------------------
       17,721,543  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%, 12/1/05                         579,920
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    36,487  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 4.36%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps                                       $       36,512
--------------------------------------------------------------------------------
        2,913,855  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 4.22%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $2,913,855)(3)                                2,915,131
--------------------------------------------------------------------------------
        5,000,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 4.15%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $5,000,000)(3)                                5,000,000
--------------------------------------------------------------------------------
        6,351,636  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           6,312,865
--------------------------------------------------------------------------------
        4,033,570  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                          4,008,267
--------------------------------------------------------------------------------
        1,378,343  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 4.59%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          1,382,988
--------------------------------------------------------------------------------
        1,036,903  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                    1,032,490
--------------------------------------------------------------------------------
        5,400,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43(6)                                  5,269,989
--------------------------------------------------------------------------------
        4,400,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2003 C5, Class A2 SEQ,
                   3.48%, 7/15/27                                     4,242,982
--------------------------------------------------------------------------------
        4,600,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A3, 4.65%,
                   7/30/30                                            4,469,581
--------------------------------------------------------------------------------
        2,874,493  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 4.22%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $2,874,493)(3)                                     2,875,973
--------------------------------------------------------------------------------
          222,681  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                           224,010
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,293,867  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN, 4.22%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 3/24/05, Cost
                   $2,293,867)(3)                                $    2,294,553
--------------------------------------------------------------------------------
        3,400,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34                                            3,262,667
--------------------------------------------------------------------------------
        2,900,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                            2,816,474
--------------------------------------------------------------------------------
        4,500,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.18%, 12/1/05                                     4,392,819
--------------------------------------------------------------------------------
        1,955,660  Washington Mutual, Series
                   2005 AR11, Class A1C1, VRN,
                   4.24%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.20% with a
                   cap of 10.50%                                      1,954,490
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $70,726,991)                                                   69,651,467
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.0%

        2,750,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                           3,725,070
--------------------------------------------------------------------------------
        9,730,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23(6)                                        11,388,284
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27                                           1,531,767
--------------------------------------------------------------------------------
        6,410,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(6)                                         7,044,994
--------------------------------------------------------------------------------
        6,075,000  U.S. Treasury Notes, 4.00%,
                   8/31/07                                            6,033,714
--------------------------------------------------------------------------------
        5,000,000  U.S. Treasury Notes, 4.25%,
                   10/15/10                                           4,959,770
--------------------------------------------------------------------------------
        2,100,000  U.S. Treasury Notes, 4.50%,
                   11/15/10                                           2,107,466
--------------------------------------------------------------------------------
       18,120,000  U.S. Treasury Notes, 4.25%,
                   8/15/15(6)                                        17,716,558
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $54,179,941)                                                   54,507,623
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 2.6%

           76,430  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $76,226)(3)                             76,043
--------------------------------------------------------------------------------
          657,674  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 4.34%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.15% with no caps                                   658,130
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    16,689  AQ Finance Net Interest
                   Margin, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34
                   (Acquired 6/9/04, Cost
                   $16,676)(3)                                   $       16,673
--------------------------------------------------------------------------------
           56,667  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $56,667)(3)                                           56,465
--------------------------------------------------------------------------------
            2,292  Argent Net Interest Margin,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34 (Acquired
                   6/18/04, Cost $2,290)(3)                               2,290
--------------------------------------------------------------------------------
           56,695  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $56,693)(3)                              56,606
--------------------------------------------------------------------------------
           60,026  Argent Net Interest Margin,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $60,026)(3)                            59,915
--------------------------------------------------------------------------------
           75,215  Asset Backed Funding Corp.
                   Net Interest Margin, Series
                   2004 OPT4, Class N1, 4.45%,
                   5/26/34                                               74,870
--------------------------------------------------------------------------------
        4,700,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 4.18%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 4,706,195
--------------------------------------------------------------------------------
          134,091  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 12/1/05                                       133,691
--------------------------------------------------------------------------------
        4,750,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   4.19%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                            4,754,228
--------------------------------------------------------------------------------
           76,393  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                             76,155
--------------------------------------------------------------------------------
           72,755  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $72,716)(3)                                           72,398
--------------------------------------------------------------------------------
          710,002  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 4.33%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                   710,440
--------------------------------------------------------------------------------
        3,478,970  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 4.31%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                 3,480,674
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,003,366  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 4.32%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                            $    3,005,014
--------------------------------------------------------------------------------
          344,289  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   4.20%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                              344,502
--------------------------------------------------------------------------------
           73,073  Finance America Net Interest
                   Margin, Series 2004-1,
                   Class A, 5.25%, 6/27/34                               72,946
--------------------------------------------------------------------------------
          397,456  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 4.34%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with
                   no caps                                              397,679
--------------------------------------------------------------------------------
        2,004,189  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 4.27%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                            2,005,540
--------------------------------------------------------------------------------
       10,425,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 4.16%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps(6)                             10,436,842
--------------------------------------------------------------------------------
           83,758  GSAMP Net Interest Margin,
                   Series 2004, Class N1, 5.50%,
                   9/25/34 (Acquired 9/20/04,
                   Cost $83,795)(3)                                      83,788
--------------------------------------------------------------------------------
           68,238  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $68,386)(3)                                           67,979
--------------------------------------------------------------------------------
          329,557  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $329,557)(3)                           328,487
--------------------------------------------------------------------------------
        2,797,720  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 4.38%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with a cap
                   of 11.00%                                          2,799,524
--------------------------------------------------------------------------------
        2,917,922  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 4.31%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a cap
                   of 11.00%                                          2,920,221
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 9,000,000  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 4.25%, 1/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with a cap
                   of 11.00%(5)                                  $    9,000,000
--------------------------------------------------------------------------------
           32,053  NovaStar Net Interest Margin,
                   Series 2004 N2, Class X, O
                   and P, 4.46%, 6/26/34
                   (Acquired 7/20/04, Cost
                   $32,053)(3)                                           31,984
--------------------------------------------------------------------------------
          430,166  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class A3B,
                   VRN, 4.35%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                              430,424
--------------------------------------------------------------------------------
        1,106,316  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN, 4.36%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with a cap of 14.00%                         1,107,130
--------------------------------------------------------------------------------
          450,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            436,163
--------------------------------------------------------------------------------
          202,432  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 4.33%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                   202,554
--------------------------------------------------------------------------------
          105,265  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $105,495)(3)                           104,784
--------------------------------------------------------------------------------
           54,959  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $54,878)(3)                              54,899
--------------------------------------------------------------------------------
           54,707  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $54,706)(3)                                      54,656
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $48,804,370)                                                   48,819,889
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.5%

        4,400,000  Commonwealth of
                   Massachusetts Rev., 5.50%,
                   1/1/34 (FGIC)                                      5,093,528
--------------------------------------------------------------------------------
        1,150,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      1,109,164
--------------------------------------------------------------------------------
        2,300,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   4.10%, 12/7/05 (LOC:
                   Keybank N.A.)                                      2,300,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $8,809,217)                                                     8,502,692
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(9) -- 0.3%

      $   100,000  FICO STRIPS - COUPON,
                   3.24%, 12/6/05                                 $      99,943
--------------------------------------------------------------------------------
          151,000  FICO STRIPS - COUPON,
                   3.24%, 12/6/05                                       150,914
--------------------------------------------------------------------------------
        5,000,000  FNMA STRIPS - COUPON,
                   3.24%, 12/13/05                                    4,993,145
--------------------------------------------------------------------------------
          120,000  TVA STRIPS - COUPON,
                   3.24%, 12/15/05                                      119,808
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,365,515)                                                     5,363,810
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%

        1,320,000  Province of Quebec, 5.00%,
                   7/17/09                                            1,330,736
--------------------------------------------------------------------------------
        1,430,000  Republic of Italy, 4.00%,
                   6/16/08                                            1,407,829
--------------------------------------------------------------------------------
        1,480,000  United Mexican States,
                   5.875%, 1/15/14                                    1,525,140
--------------------------------------------------------------------------------
          290,000  United Mexican States,
                   6.75%, 9/27/34                                       311,750
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $4,600,919)                                                     4,575,455
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(9) -- 0.2%

      $ 3,420,000  CATS, 3.66%, 5/15/06                          $    3,352,195
--------------------------------------------------------------------------------
          704,500  TBR, 3.66%, 5/15/06                                  690,687
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $4,056,858)                                                     4,042,882
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.8%

       14,620,000  U.S. Treasury Bills, 3.92%,
                   12/15/05 (6)(8)
(Cost $14,597,713)                                                   14,597,880
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.8%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 7.125%, 2/15/23, valued at
$13,854,832), in a joint trading account at
3.90%, dated 11/30/05, due 12/1/05
(Delivery value $13,601,473)(6)                                      13,600,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.25%-8.125%,
5/15/16-8/15/21, valued at $94,732,871),
in a joint trading account at 3.91%, dated
11/30/05, due 12/1/05 (Delivery value
$93,110,112)(6)                                                      93,100,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $106,700,000)                                                 106,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.8%
(Cost $1,777,280,893)                                             1,954,218,051
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (5.8)%                                              (107,043,480)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,847,174,571
================================================================================

FUTURES CONTRACTS*
                                                Underlying Face      Unrealized
Contracts Purchased         Expiration Date     Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
400  U.S. Treasury
     10-Year Notes            March 2006          $43,412,500         $(76,681)
--------------------------------------------------------------------------------
 85  U.S. Treasury
     2-Year Notes             March 2006           17,432,969          (12,145)
--------------------------------------------------------------------------------
                                                  $60,845,469         $(88,826)
                                                ================================

                                                Underlying Face      Unrealized
  Contracts Sold                 Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
 34  U.S. Treasury
     5-Year Notes             March 2006           $3,601,875            $3,908
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2005

SWAP AGREEMENTS**

                                                                                Unrealized
Notional Amount           Description of Agreement            Expiration Date   Gain (Loss)
-------------------------------------------------------------------------------------------
 $14,000,000      Receive quarterly a fixed rate equal to      December 2010      $40,186
                  0.45% multiplied by the notional amount                       ===========
                  and pay to Deutsche Bank AG upon each
                  default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade 5, par
                  value of the proportional notional amount.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

CATS = Certificates of Accrual of Treasury Securities

CVA = Certificaten Van Aandelen

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

TVA = Tennessee Valley Authority

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Security was purchased under Rule 144A or Section 4(2) of the  Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30,
    2005, was $92,104,112, which represented 5.0% of total net assets.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment or when-issued security.

(6) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap agreement and/or when-issued security.

(7) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective November 30, 2005.

(8) The rate indicated is the yield to maturity at purchase.

(9) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of November 30,
2005, was $2,065,249, which represented 0.1% of total net assets.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                               1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  9.74%        4.14%        8.58%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                8.44%        0.64%        8.84%(2)
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)         2.40%        6.06%        6.34%(2)
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)                   2.94%        2.14%        3.60%(2)
--------------------------------------------------------------------------------
Institutional Class             9.93%        4.37%        2.65%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                   9.50%        3.91%        8.09%          10/2/96
--------------------------------------------------------------------------------
A Class                                                                  9/30/04
   No sales charge*             9.55%          --        13.30%
   With sales charge*           3.24%          --         7.76%
--------------------------------------------------------------------------------
B Class                                                                  9/30/04
   No sales charge*             8.72%          --        12.44%
   With sales charge*           4.72%          --         9.08%
--------------------------------------------------------------------------------
C Class                         8.72%          --         6.07%         11/27/01
--------------------------------------------------------------------------------
R Class                           --           --         7.22%(3)       3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1996*    1997     1998     1999     2000     2001     2002     2003     2004     2005
---------------------------------------------------------------------------------------------------------
Investor Class    10.60%   13.84%    9.93%   25.69%    5.14%   -7.27%   -9.59%   18.82%   12.04%    9.74%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     20.20%   28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              5.75%    7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury Bill
Index              3.86%    5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%
---------------------------------------------------------------------------------------------------------
*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Portfolio Commentary

PORTFOLIO MANAGER: JEFF TYLER

PERFORMANCE SUMMARY

Strategic Allocation: Aggressive returned 9.74%* for the year ended November 30,
2005.

Strategic Allocation: Aggressive allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments.
These proportions may change slightly with short-term tactical adjustments and changing securities prices. Because of the portfolio's broad exposure to stocks
(both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the year despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. By the summer of 2005, crude oil futures had risen more than 60% from where they stood at the end of 2004, topping $70 a barrel as Hurricane Katrina approached the Gulf Coast. Fueled by a
21.7% annualized increase in energy costs, the Consumer Price Index rose at a
3.8% annualized growth rate in the first 11 months of 2005. To combat inflation pressures, the Federal Reserve (the Fed) raised its overnight rate target eight times between November 30, 2004 and November 30, 2005 (in quarter-point increments), from 2.00% to 4.00%.

STOCK MARKET REVIEW

Overcoming rising fuel costs and higher interest rates, corporate profit growth for S&P 500 companies posted a string of double digit quarterly gains, and rose about 15% in the third quarter of 2005. The S&P 500 Index, a key benchmark for larger-capitalization (large-cap) companies, advanced 8.44% during the fiscal year, trailing its smaller-cap counterparts, the S&P MidCap 400 and SmallCap 600 indices, which gained 16.46% and 11.07%, respectively. Value stocks outpaced growth--the value subindex of the S&P 500 returned 8.97%, compared with the
7.94% return of the growth subindex.

ASSET ALLOCATION
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       52.0%
--------------------------------------------------------------------------------
Foreign Stocks                                                    23.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                        17.4%
--------------------------------------------------------------------------------
Money Market Securities                                            6.8%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.8%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   35.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        25.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               10.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                           9.8%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  9.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            7.9%
--------------------------------------------------------------------------------
Municipal Securities                                               1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

Many stock markets around the world posted double-digit gains during the period.
Companies in emerging markets outperformed those of developing nations. The MSCI
EAFE Index returned 13.25% for the fiscal year.

BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.00% to 4.42%, a 1.42 percentage point increase. The yield on the 10-year Treasury note rose from 4.35% to 4.49% during the period--a much smaller (0.14 percentage point) increase. Meanwhile, long-term yields actually fell overall, from 5.00% to 4.69%. This narrowed the difference between shorter- and longer-term yields and "flattened" the Treasury yield curve.

The Lehman Brothers U.S. Aggregate Index gained 2.40% during the year ended
November 30, 2005, as yields rose. (The total return remained positive as interest income offset price declines.) Of the Lehman Aggregate's three largest sectors (mortgage-backed, Treasury, and corporate), Treasurys (up 2.75%)
outperformed the broad market, while mortgage-backed--up 2.33%--underperformed slightly, and investment-grade corporate securities lagged with a 2.04% return.

OUR COMMITMENT

Looking forward, we continue to manage the portfolio in a manner consistent with the investment objective outlined in the prospectus, which is to provide long-term capital growth with a small amount of regular income, through the portfolio's emphasis on stocks, with some holdings in bonds and money market securities.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.0%                  1.1%
--------------------------------------------------------------------------------
Microsoft Corporation                       1.9%                  1.0%
--------------------------------------------------------------------------------
Bank of America Corp.                       1.6%                  0.8%
--------------------------------------------------------------------------------
General Electric Co.                        1.5%                  0.8%
--------------------------------------------------------------------------------
Amgen Inc.                                  1.3%                  0.7%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             2.8%                  0.7%
--------------------------------------------------------------------------------
Cemex SA de CV ADR                          1.7%                  0.4%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        1.7%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.6%                  0.4%
--------------------------------------------------------------------------------
Yamada Denki Co. Ltd.
ORD                                         1.5%                  0.4%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           46.3%
--------------------------------------------------------------------------------
Asia/Pacific                                                     36.3%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        12.9%
--------------------------------------------------------------------------------
Africa                                                            4.5%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 77.2%

AEROSPACE & DEFENSE -- 1.1%
--------------------------------------------------------------------------------
            1,654  Boeing Co.                                    $      112,787
--------------------------------------------------------------------------------
           38,800  Honeywell International Inc.                       1,417,866
--------------------------------------------------------------------------------
           16,832  Lockheed Martin Corp.                              1,020,020
--------------------------------------------------------------------------------
           16,700  Northrop Grumman Corp.                               958,079
--------------------------------------------------------------------------------
           88,300  Precision Castparts Corp.                          4,502,417
--------------------------------------------------------------------------------
           36,400  Rockwell Collins                                   1,663,480
--------------------------------------------------------------------------------
           59,400  United Technologies Corp.                          3,198,096
--------------------------------------------------------------------------------
                                                                     12,872,745
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.5%
--------------------------------------------------------------------------------
            1,311  FedEx Corporation                                    127,980
--------------------------------------------------------------------------------
           55,751  United Parcel Service, Inc.
                   Cl B                                               4,343,003
--------------------------------------------------------------------------------
            9,100  UTI Worldwide Inc.                                   885,339
--------------------------------------------------------------------------------
                                                                      5,356,322
--------------------------------------------------------------------------------
AIRLINES -- 0.6%
--------------------------------------------------------------------------------
        1,071,000  AirAsia Bhd ORD(1)                                   459,669
--------------------------------------------------------------------------------
          109,900  AirTran Holdings, Inc.(1)                          1,650,698
--------------------------------------------------------------------------------
           32,410  Ryanair Holdings plc ADR(1)                        1,614,666
--------------------------------------------------------------------------------
           76,700  SkyWest, Inc.                                      2,277,990
--------------------------------------------------------------------------------
            9,115  Southwest Airlines Co.                               150,398
--------------------------------------------------------------------------------
           24,900  US Airways Group Inc.(1)                             836,391
--------------------------------------------------------------------------------
                                                                      6,989,812
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
           22,780  Continental AG ORD                                 1,931,741
--------------------------------------------------------------------------------
           30,900  Cooper Tire & Rubber Co.                             454,539
--------------------------------------------------------------------------------
           82,081  Goodyear Tire & Rubber Co.
                   (The)(1)                                           1,406,047
--------------------------------------------------------------------------------
           11,500  Lear Corporation                                     320,160
--------------------------------------------------------------------------------
            3,800  Modine Manufacturing Co.                             126,502
--------------------------------------------------------------------------------
           42,419  TRW Automotive Holdings
                   Corp.(1)                                           1,068,959
--------------------------------------------------------------------------------
                                                                      5,307,948
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          484,000  Dongfeng Motor Group Co.
                   Ltd. Cl H ORD(1)                                      99,864
--------------------------------------------------------------------------------
          104,110  Ford Motor Company                                   846,415
--------------------------------------------------------------------------------
            3,097  Harley-Davidson, Inc.                                166,804
--------------------------------------------------------------------------------
           27,900  Honda Motor Co., Ltd. ORD                          1,564,747
--------------------------------------------------------------------------------
           95,300  Ssangyong Motor Co. ORD(1)                           865,695
--------------------------------------------------------------------------------
                                                                      3,543,525
--------------------------------------------------------------------------------
BEVERAGES -- 1.6%
--------------------------------------------------------------------------------
           24,700  Anheuser-Busch Companies,
                   Inc.                                               1,080,378
--------------------------------------------------------------------------------
           11,773  Brown-Forman Corp. Cl B                              809,511
--------------------------------------------------------------------------------
           63,611  Coca-Cola Company (The)                            2,715,554
--------------------------------------------------------------------------------
           69,015  Coca-Cola Enterprises Inc.                         1,326,468
--------------------------------------------------------------------------------
           17,214  Constellation Brands Inc. Cl A(1)                    406,595
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           70,210  Diageo plc ORD                                $    1,013,398
--------------------------------------------------------------------------------
            3,914  Efes Breweries International
                   N.V. GDR(1)                                          124,270
--------------------------------------------------------------------------------
            7,653  Molson Coors Brewing Co.                             509,613
--------------------------------------------------------------------------------
           77,456  Pepsi Bottling Group Inc.                          2,284,952
--------------------------------------------------------------------------------
           44,410  PepsiAmericas, Inc.                                1,015,213
--------------------------------------------------------------------------------
           98,656  PepsiCo, Inc.                                      5,840,434
--------------------------------------------------------------------------------
            6,600  Pernod-Ricard SA ORD                               1,081,066
--------------------------------------------------------------------------------
                                                                     18,207,452
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
            7,535  Alkermes Inc.(1)                                     136,986
--------------------------------------------------------------------------------
           99,781  Amgen Inc.(1)                                      8,075,277
--------------------------------------------------------------------------------
           10,892  Applera Corporation-Applied
                   Biosystems Group                                     300,401
--------------------------------------------------------------------------------
            7,400  Genentech, Inc.(1)                                   707,588
--------------------------------------------------------------------------------
           34,500  Genzyme Corp.(1)                                   2,564,730
--------------------------------------------------------------------------------
            4,411  Gilead Sciences, Inc.(1)                             223,594
--------------------------------------------------------------------------------
            5,900  United Therapeutics Corp.(1)                         421,437
--------------------------------------------------------------------------------
                                                                     12,430,013
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           48,000  Daikin Industries Ltd. ORD                         1,305,959
--------------------------------------------------------------------------------
           24,800  Masco Corp.                                          738,296
--------------------------------------------------------------------------------
            3,405  USG Corp.(1)                                         208,386
--------------------------------------------------------------------------------
                                                                      2,252,641
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.0%
--------------------------------------------------------------------------------
           77,300  Ameritrade Holding
                   Corporation(1)                                     1,805,728
--------------------------------------------------------------------------------
           24,200  Bank of New York Co., Inc.
                   (The)                                                784,080
--------------------------------------------------------------------------------
           19,540  Credit Suisse Group ORD                              951,667
--------------------------------------------------------------------------------
           90,309  E*TRADE Financial Corp.(1)                         1,762,832
--------------------------------------------------------------------------------
           24,300  Federated Investors Inc. Cl B                        887,922
--------------------------------------------------------------------------------
           27,162  Franklin Resources, Inc.                           2,522,807
--------------------------------------------------------------------------------
           71,800  Investment Technology Group
                   Inc.(1)                                            2,792,301
--------------------------------------------------------------------------------
           66,100  Janus Capital Group Inc.                           1,267,137
--------------------------------------------------------------------------------
           54,410  Man Group plc ORD                                  1,669,443
--------------------------------------------------------------------------------
           24,300  Merrill Lynch & Co., Inc.                          1,614,006
--------------------------------------------------------------------------------
           55,801  Morgan Stanley                                     3,126,529
--------------------------------------------------------------------------------
           48,866  Northern Trust Corp.                               2,574,750
--------------------------------------------------------------------------------
           14,174  UBS AG ORD                                         1,307,358
--------------------------------------------------------------------------------
                                                                     23,066,560
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
            2,700  Air Products & Chemicals, Inc.                       159,759
--------------------------------------------------------------------------------
           15,890  BASF AG ORD                                        1,173,953
--------------------------------------------------------------------------------
           41,300  du Pont (E.I.) de Nemours &
                   Co.                                                1,765,575
--------------------------------------------------------------------------------
           16,700  Ecolab Inc.                                          555,609
--------------------------------------------------------------------------------
           14,651  FMC Corp.(1)                                         778,994
--------------------------------------------------------------------------------
           58,000  International Flavors &
                   Fragrances Inc.                                    1,887,320
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
           18,740  Lonza Group AG ORD                            $    1,061,615
--------------------------------------------------------------------------------
            2,884  Lyondell Chemical Co.                                 73,340
--------------------------------------------------------------------------------
           18,100  Minerals Technologies Inc.                         1,024,822
--------------------------------------------------------------------------------
           40,779  Monsanto Co.                                       2,987,878
--------------------------------------------------------------------------------
           11,500  Nalco Holding Co.(1)                                 193,430
--------------------------------------------------------------------------------
           12,900  Nitto Denko Corp. ORD                                884,977
--------------------------------------------------------------------------------
           15,900  PPG Industries, Inc.                                 965,607
--------------------------------------------------------------------------------
           29,500  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                1,533,843
--------------------------------------------------------------------------------
          201,000  Toray Industries Inc. ORD                          1,375,563
--------------------------------------------------------------------------------
                                                                     16,422,285
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.2%
--------------------------------------------------------------------------------
           79,750  Anglo Irish Bank Corp. plc
                   ORD                                                1,096,567
--------------------------------------------------------------------------------
           82,880  Banco Popolare di Verona e
                   Novara Scrl ORD                                    1,609,716
--------------------------------------------------------------------------------
          128,540  Banco Popular Espanol SA
                   ORD                                                1,553,703
--------------------------------------------------------------------------------
           94,463  Bank Millennium SA ORD(1)                            131,305
--------------------------------------------------------------------------------
          205,191  Bank of America Corp.                              9,416,214
--------------------------------------------------------------------------------
           80,450  Bank of Ireland ORD                                1,244,703
--------------------------------------------------------------------------------
          172,000  Bank of Yokohama Ltd. (The)
                   ORD                                                1,284,760
--------------------------------------------------------------------------------
           18,526  BRE Bank SA ORD(1)                                   893,762
--------------------------------------------------------------------------------
        4,234,252  China Construction Bank Cl H
                   ORD(1)                                             1,392,388
--------------------------------------------------------------------------------
           16,198  Comerica Inc.                                        934,139
--------------------------------------------------------------------------------
          162,263  Denizbank AS ORD(1)                                1,094,513
--------------------------------------------------------------------------------
           29,566  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                             1,575,930
--------------------------------------------------------------------------------
           18,900  Fifth Third Bancorp                                  761,103
--------------------------------------------------------------------------------
           28,500  Hana Bank ORD                                      1,176,278
--------------------------------------------------------------------------------
              160  HSBC Holdings plc ORD                                  2,561
--------------------------------------------------------------------------------
           21,330  KBC Groupe ORD                                     1,855,063
--------------------------------------------------------------------------------
           24,671  Kookmin Bank ADR(1)                                1,628,039
--------------------------------------------------------------------------------
        3,801,800  Krung Thai Bank Public Co.
                   Ltd. ORD                                             917,485
--------------------------------------------------------------------------------
              170  Mitsubishi Tokyo Financial
                   Group, Inc. ORD                                    2,142,381
--------------------------------------------------------------------------------
           59,240  National Australia Bank Ltd.
                   ORD                                                1,422,007
--------------------------------------------------------------------------------
           62,640  National Bank of Greece SA
                   ORD                                                2,452,425
--------------------------------------------------------------------------------
           28,877  National City Corp.                                  979,219
--------------------------------------------------------------------------------
           11,300  PNC Financial Services Group                         720,601
--------------------------------------------------------------------------------
            1,111  Sberbank RF ORD                                    1,232,099
--------------------------------------------------------------------------------
           42,440  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,637,029
--------------------------------------------------------------------------------
           18,260  Societe Generale Cl A ORD                          2,176,997
--------------------------------------------------------------------------------
           86,020  Standard Chartered plc ORD                         1,840,834
--------------------------------------------------------------------------------
           25,200  SunTrust Banks, Inc.                               1,833,048
--------------------------------------------------------------------------------
           41,600  Synovus Financial Corp.                            1,171,040
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          102,381  Turkiye Vakiflar Bankasi Tao
                   Cl D ORD(1)                                   $      505,678
--------------------------------------------------------------------------------
           45,100  U.S. Bancorp                                       1,365,628
--------------------------------------------------------------------------------
           71,048  United Mizrahi Bank Ltd. ORD(1)                      386,897
--------------------------------------------------------------------------------
           41,669  Wachovia Corp.                                     2,225,125
--------------------------------------------------------------------------------
          118,765  Wells Fargo & Co.                                  7,464,380
--------------------------------------------------------------------------------
                                                                     58,123,617
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
           43,300  Administaff, Inc.                                  1,950,664
--------------------------------------------------------------------------------
            5,300  Avery Dennison Corp.                                 311,587
--------------------------------------------------------------------------------
            3,675  Herman Miller Inc.                                   112,418
--------------------------------------------------------------------------------
           26,542  John H. Harland Company                            1,003,288
--------------------------------------------------------------------------------
           16,545  PHH Corp.(1)                                         477,489
--------------------------------------------------------------------------------
           16,500  R.R. Donnelley & Sons
                   Company                                              564,300
--------------------------------------------------------------------------------
           37,282  Republic Services, Inc. Cl A                       1,336,560
--------------------------------------------------------------------------------
           52,700  Waste Management, Inc.                             1,576,257
--------------------------------------------------------------------------------
            1,964  West Corp.(1)                                         77,912
--------------------------------------------------------------------------------
                                                                      7,410,475
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
          757,286  AAC Acoustic Technology
                   Holdings Inc.(1)                                     444,339
--------------------------------------------------------------------------------
           19,300  Avaya Inc.(1)                                        230,056
--------------------------------------------------------------------------------
           30,308  Cisco Systems Inc.(1)                                531,602
--------------------------------------------------------------------------------
          470,200  Compal Communications Inc.
                   ORD                                                1,445,021
--------------------------------------------------------------------------------
           81,700  Corning Inc.(1)                                    1,654,425
--------------------------------------------------------------------------------
        1,478,000  Foxconn International
                   Holdings Ltd. ORD(1)                               1,925,038
--------------------------------------------------------------------------------
            2,413  Harris Corp.                                         107,572
--------------------------------------------------------------------------------
           19,550  Motorola, Inc.                                       470,960
--------------------------------------------------------------------------------
           14,963  Nice Systems Ltd. ADR(1)                             671,091
--------------------------------------------------------------------------------
            6,400  Nokia Oyj ADR                                        109,312
--------------------------------------------------------------------------------
          128,282  Powerwave Technologies
                   Inc.(1)                                            1,611,222
--------------------------------------------------------------------------------
           58,100  QUALCOMM Inc.                                      2,641,806
--------------------------------------------------------------------------------
           27,400  Scientific-Atlanta, Inc.                           1,159,568
--------------------------------------------------------------------------------
          783,000  Wistron NeWeb Corp. ORD(1)                         1,658,725
--------------------------------------------------------------------------------
                                                                     14,660,737
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.3%
--------------------------------------------------------------------------------
           60,037  Apple Computer, Inc.(1)                            4,071,709
--------------------------------------------------------------------------------
        1,047,000  Compal Electronics Inc. ORD                          919,997
--------------------------------------------------------------------------------
           66,608  Dell Inc.(1)                                       2,008,897
--------------------------------------------------------------------------------
           16,500  Diebold, Inc.                                        641,190
--------------------------------------------------------------------------------
           33,900  Electronics for Imaging, Inc.(1)                     946,827
--------------------------------------------------------------------------------
          125,300  EMC Corp.(1)                                       1,745,429
--------------------------------------------------------------------------------
            2,567  Emulex Corp.(1)                                       51,160
--------------------------------------------------------------------------------
          198,481  Hewlett-Packard Co.                                5,888,932
--------------------------------------------------------------------------------
           64,624  Intergraph Corp.(1)                                3,103,244
--------------------------------------------------------------------------------
           49,688  International Business
                   Machines Corp.                                     4,417,264
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

            2,400  Lexmark International, Inc.
                   Cl A(1)                                       $      114,288
--------------------------------------------------------------------------------
            8,913  M-Systems Flash Disk
                   Pioneers(1)                                          277,640
--------------------------------------------------------------------------------
          279,000  Toshiba Corp. ORD                                  1,466,950
--------------------------------------------------------------------------------
          402,000  Wistron Corp. ORD(1)                                 498,969
--------------------------------------------------------------------------------
                                                                     26,152,496
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 1.6%
--------------------------------------------------------------------------------
          513,080  Empresas ICA Sociedad
                   Controladora SA de CV ORD(1)                         213,783
--------------------------------------------------------------------------------
          115,400  Foster Wheeler Ltd.(1)                             4,019,382
--------------------------------------------------------------------------------
           19,385  Grupo Ferrovial SA ORD                             1,351,012
--------------------------------------------------------------------------------
           49,000  Hyundai Engineering &
                   Construction ORD(1)                                1,934,957
--------------------------------------------------------------------------------
           13,200  Jacobs Engineering Group Inc.(1)                     857,604
--------------------------------------------------------------------------------
           35,303  McDermott International, Inc.(1)                   1,477,784
--------------------------------------------------------------------------------
          329,000  Quanta Services, Inc.(1)                           4,655,349
--------------------------------------------------------------------------------
          401,000  Taisei Corp. ORD                                   1,713,504
--------------------------------------------------------------------------------
           19,954  Vinci SA ORD                                       1,590,679
--------------------------------------------------------------------------------
                                                                     17,814,054
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.5%
--------------------------------------------------------------------------------
           82,679  Cemex SA de CV ADR                                 4,654,828
--------------------------------------------------------------------------------
           10,128  Pretoria Portland Cement Co.
                   Ltd. ORD                                             485,774
--------------------------------------------------------------------------------
                                                                      5,140,602
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.2%
--------------------------------------------------------------------------------
          130,076  American Express Co.                               6,688,509
--------------------------------------------------------------------------------
           34,056  Capital One Financial Corp.                        2,828,691
--------------------------------------------------------------------------------
            6,390  CompuCredit Corp.(1)                                 249,657
--------------------------------------------------------------------------------
           16,510  LG Card Co. Ltd. ORD(1)                              807,191
--------------------------------------------------------------------------------
            9,700  ORIX Corporation ORD                               2,093,490
--------------------------------------------------------------------------------
            8,734  WFS Financial Inc.(1)                                677,933
--------------------------------------------------------------------------------
                                                                     13,345,471
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
           51,600  Bemis Co., Inc.                                    1,421,580
--------------------------------------------------------------------------------
            9,300  Crown Holdings Inc.(1)                               172,422
--------------------------------------------------------------------------------
            7,042  Greif, Inc. Cl A                                     422,872
--------------------------------------------------------------------------------
           19,531  Silgan Holdings Inc.                                 689,249
--------------------------------------------------------------------------------
                                                                      2,706,123
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          824,000  Test-Rite International Co.
                   ORD                                                  540,884
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
            6,700  iShares Russell 1000 Growth
                   Index Fund                                           344,581
--------------------------------------------------------------------------------
           24,699  Standard and Poor's 500
                   Depositary Receipt                                 3,097,502
--------------------------------------------------------------------------------
                                                                      3,442,083
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           21,952  Weight Watchers
                   International, Inc.(1)                             1,049,306
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           15,600  Alliance Capital Management
                   Holding L.P.                                  $      850,980
--------------------------------------------------------------------------------
            1,347  Asset Acceptance Capital
                   Corp.(1)                                              27,492
--------------------------------------------------------------------------------
          104,200  Citigroup Inc.                                     5,058,911
--------------------------------------------------------------------------------
           33,710  ING Groep N.V. CVA                                 1,093,989
--------------------------------------------------------------------------------
           57,900  J.P. Morgan Chase & Co.                            2,214,675
--------------------------------------------------------------------------------
           14,262  Moody's Corp.                                        857,859
--------------------------------------------------------------------------------
           71,400  Nasdaq Stock Market, Inc.
                   (The)(1)                                           2,793,882
--------------------------------------------------------------------------------
                                                                     12,897,788
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
          103,535  AT&T Inc.                                          2,579,058
--------------------------------------------------------------------------------
           67,845  BellSouth Corp.                                    1,849,455
--------------------------------------------------------------------------------
            1,584  CenturyTel Inc.                                       52,430
--------------------------------------------------------------------------------
           10,300  Commonwealth Telephone
                   Enterprises, Inc.                                    356,998
--------------------------------------------------------------------------------
           74,640  Hellenic Telecommunications
                   Organization SA ORD(1)                             1,600,189
--------------------------------------------------------------------------------
           79,257  Telecom Argentina SA ADR(1)                        1,056,496
--------------------------------------------------------------------------------
          173,570  Telenor ASA ORD                                    1,628,079
--------------------------------------------------------------------------------
           42,078  Telkom SA Ltd. ORD                                   852,855
--------------------------------------------------------------------------------
           70,190  Verizon Communications                             2,244,676
--------------------------------------------------------------------------------
          174,647  VolgaTelecom ORD                                     639,208
--------------------------------------------------------------------------------
                                                                     12,859,444
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
            1,602  Allegheny Energy, Inc.(1)                             44,584
--------------------------------------------------------------------------------
           37,659  Edison International                               1,699,174
--------------------------------------------------------------------------------
            4,552  Entergy Corp.                                        318,640
--------------------------------------------------------------------------------
           26,700  Exelon Corporation                                 1,389,468
--------------------------------------------------------------------------------
            8,800  IDACORP, Inc.                                        250,888
--------------------------------------------------------------------------------
       22,200,000  Light Servicos de Eletricidade
                   SA ORD(1)                                            164,418
--------------------------------------------------------------------------------
           37,000  PPL Corporation                                    1,087,800
--------------------------------------------------------------------------------
                                                                      4,954,972
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
          172,800  ABB Ltd. ORD(1)                                    1,517,634
--------------------------------------------------------------------------------
           44,500  Emerson Electric Co.                               3,364,645
--------------------------------------------------------------------------------
           20,460  Schneider Electric SA ORD                          1,767,336
--------------------------------------------------------------------------------
                                                                      6,649,615
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
--------------------------------------------------------------------------------
          196,600  Agilent Technologies, Inc.(1)                      7,010,755
--------------------------------------------------------------------------------
           33,032  Arrow Electronics, Inc.(1)                         1,023,992
--------------------------------------------------------------------------------
          904,625  Chi Mei Optoelectronics Corp.
                   ORD                                                1,099,893
--------------------------------------------------------------------------------
           30,553  DK UIL Co. Ltd. ORD                                  500,869
--------------------------------------------------------------------------------
        2,338,000  GST Holdings Ltd. ORD(1)                             404,011
--------------------------------------------------------------------------------
           42,400  Hoya Corp. ORD                                     1,532,231
--------------------------------------------------------------------------------
            1,523  Jabil Circuit, Inc.(1)                                50,442
--------------------------------------------------------------------------------
            4,800  Keyence Corp. ORD                                  1,221,833
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,600  Murata Manufacturing Co. Ltd.
                   ORD                                           $      776,365
--------------------------------------------------------------------------------
           27,732  Orbotech Ltd.(1)                                     643,105
--------------------------------------------------------------------------------
           28,980  Samsung Electro-Mechanics
                   Co. Ltd. ORD                                         964,137
--------------------------------------------------------------------------------
                                                                     15,227,633
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.3%
--------------------------------------------------------------------------------
           52,600  ENSCO International Inc.                           2,491,136
--------------------------------------------------------------------------------
           29,900  Helmerich & Payne, Inc.                            1,734,798
--------------------------------------------------------------------------------
           77,800  National Oilwell Varco, Inc.(1)                    4,716,236
--------------------------------------------------------------------------------
           25,686  Pride International Inc.(1)                          765,186
--------------------------------------------------------------------------------
           45,280  Saipem SpA ORD                                       694,688
--------------------------------------------------------------------------------
           22,300  Schlumberger Ltd.                                  2,134,779
--------------------------------------------------------------------------------
          715,900  Scomi Group Berhad ORD                               195,358
--------------------------------------------------------------------------------
           56,800  Todco Cl A                                         2,356,632
--------------------------------------------------------------------------------
            3,182  Veritas DGC Inc.(1)                                  104,051
--------------------------------------------------------------------------------
                                                                     15,192,864
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.4%
--------------------------------------------------------------------------------
           56,000  Aeon Co. Ltd. ORD                                  1,247,872
--------------------------------------------------------------------------------
          517,234  Centros Comerciales
                   Sudamericanos SA ORD                               1,045,979
--------------------------------------------------------------------------------
           75,400  CVS Corp.                                          2,037,308
--------------------------------------------------------------------------------
          597,185  Distribucion y Servicio D&S
                   SA ORD                                               204,551
--------------------------------------------------------------------------------
          114,644  Kroger Co. (The)(1)                                2,230,971
--------------------------------------------------------------------------------
           23,627  Longs Drug Stores Corp.                            1,007,219
--------------------------------------------------------------------------------
            6,287  Performance Food Group Co.(1)                        178,551
--------------------------------------------------------------------------------
          100,862  Pyaterochka Holding N.V.
                   GDR(1)                                             2,332,937
--------------------------------------------------------------------------------
            2,550  Shinsegae Co. Ltd. ORD                             1,051,230
--------------------------------------------------------------------------------
            4,023  Supervalu Inc.                                       131,633
--------------------------------------------------------------------------------
          137,110  Tesco plc ORD                                        718,135
--------------------------------------------------------------------------------
          170,278  Wal-Mart de Mexico SA de
                   CV, Series V ORD                                     923,952
--------------------------------------------------------------------------------
           35,000  Wal-Mart Stores, Inc.                              1,699,600
--------------------------------------------------------------------------------
            6,000  Whole Foods Market, Inc.                             883,680
--------------------------------------------------------------------------------
          197,000  Wumart Stores Inc. Cl H ORD                          392,499
--------------------------------------------------------------------------------
                                                                     16,086,117
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
           28,324  Archer-Daniels-Midland Co.                           667,597
--------------------------------------------------------------------------------
        1,425,000  China Yurun Food Group Ltd.
                   ORD(1)                                               730,458
--------------------------------------------------------------------------------
           11,662  Chiquita Brands International,
                   Inc.                                                 242,570
--------------------------------------------------------------------------------
           20,000  ConAgra Foods, Inc.                                  430,000
--------------------------------------------------------------------------------
           12,370  Cosan SA Industria e
                   Comercio ORD(1)                                      326,103
--------------------------------------------------------------------------------
           20,717  Delta and Pine Land Company                          488,093
--------------------------------------------------------------------------------
           29,239  Frutarom Industries ORD(1)                           209,765
--------------------------------------------------------------------------------
           14,100  General Mills, Inc.                                  670,173
--------------------------------------------------------------------------------
        1,382,000  Global Bio-Chem Technology
                   Group Co. Ltd.                                       597,030
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,000  H.J. Heinz Company                            $      659,680
--------------------------------------------------------------------------------
           45,500  Kellogg Co.                                        2,005,185
--------------------------------------------------------------------------------
           89,400  Kraft Foods Inc. Cl A                              2,587,235
--------------------------------------------------------------------------------
            7,700  Nestle SA ORD                                      2,283,477
--------------------------------------------------------------------------------
           65,976  Pilgrim's Pride Corp.                              2,111,231
--------------------------------------------------------------------------------
           42,160  Royal Numico N.V. ORD(1)                           1,738,113
--------------------------------------------------------------------------------
           27,300  Sara Lee Corp.                                       493,038
--------------------------------------------------------------------------------
              251  Seaboard Corp.                                       431,720
--------------------------------------------------------------------------------
           19,400  Unilever N.V. New York Shares                      1,299,412
--------------------------------------------------------------------------------
          156,810  Unilever plc ORD                                   1,535,565
--------------------------------------------------------------------------------
           25,860  Wimm-Bill-Dann Foods OJSC
                   ADR(1)                                               506,856
--------------------------------------------------------------------------------
                                                                     20,013,301
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          276,000  Osaka Gas Co. Ltd. ORD                               905,258
--------------------------------------------------------------------------------
           60,726  UGI Corp.                                          1,335,972
--------------------------------------------------------------------------------
           14,500  WGL Holdings Inc.                                    441,090
--------------------------------------------------------------------------------
                                                                      2,682,320
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
--------------------------------------------------------------------------------
           26,800  Alcon Inc.(1)                                      3,757,360
--------------------------------------------------------------------------------
            1,650  Baxter International, Inc.                            64,169
--------------------------------------------------------------------------------
           20,100  Beckman Coulter, Inc.                              1,119,369
--------------------------------------------------------------------------------
           84,852  Becton Dickinson & Co.                             4,940,931
--------------------------------------------------------------------------------
           29,048  Edwards Lifesciences
                   Corporation(1)                                     1,161,630
--------------------------------------------------------------------------------
           17,560  Essilor International SA Cie
                   Generale D'Optique ORD                             1,460,923
--------------------------------------------------------------------------------
           59,641  Hospira Inc.(1)                                    2,633,150
--------------------------------------------------------------------------------
            8,700  Intuitive Surgical Inc.(1)                           971,964
--------------------------------------------------------------------------------
            8,222  Kinetic Concepts Inc.(1)                             320,247
--------------------------------------------------------------------------------
           54,559  Medtronic, Inc.                                    3,031,844
--------------------------------------------------------------------------------
           53,800  St. Jude Medical, Inc.(1)                          2,570,026
--------------------------------------------------------------------------------
           42,200  Thoratec Corp.(1)                                    862,990
--------------------------------------------------------------------------------
                                                                     22,894,603
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.1%
--------------------------------------------------------------------------------
           25,500  Aetna Inc.                                         2,358,495
--------------------------------------------------------------------------------
           28,432  AmerisourceBergen Corp.                            2,284,511
--------------------------------------------------------------------------------
           39,053  Cardinal Health, Inc.                              2,497,439
--------------------------------------------------------------------------------
           78,900  Caremark Rx Inc.(1)                                4,054,671
--------------------------------------------------------------------------------
           25,412  Covance Inc.(1)                                    1,208,086
--------------------------------------------------------------------------------
           44,450  Coventry Health Care Inc.(1)                       2,647,887
--------------------------------------------------------------------------------
           81,988  Express Scripts, Inc.(1)                           6,924,707
--------------------------------------------------------------------------------
           15,660  Fresenius Medical Care AG
                   ORD                                                1,488,629
--------------------------------------------------------------------------------
            9,000  HCA Inc.                                             458,910
--------------------------------------------------------------------------------
           66,500  Health Net Inc.(1)                                 3,393,495
--------------------------------------------------------------------------------
           38,300  Humana Inc.(1)                                     1,755,289
--------------------------------------------------------------------------------
           56,807  McKesson Corp.                                     2,857,392
--------------------------------------------------------------------------------
           93,000  Omnicare, Inc.                                     5,296,350
--------------------------------------------------------------------------------
            4,234  PacifiCare Health Systems,
                   Inc.(1)                                              364,293
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           62,629  Pharmaceutical Product
                   Development, Inc.                             $    3,650,644
--------------------------------------------------------------------------------
           14,500  Psychiatric Solutions, Inc.(1)                       818,090
--------------------------------------------------------------------------------
            4,758  Sierra Health Services, Inc.(1)                      372,171
--------------------------------------------------------------------------------
           35,227  UnitedHealth Group
                   Incorporated                                       2,108,688
--------------------------------------------------------------------------------
           12,200  Universal Health Services,
                   Inc. Cl B                                            584,624
--------------------------------------------------------------------------------
           20,100  WellPoint Inc.(1)                                  1,544,283
--------------------------------------------------------------------------------
                                                                     46,668,654
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
--------------------------------------------------------------------------------
           28,440  Accor SA ORD                                       1,514,235
--------------------------------------------------------------------------------
           40,569  Darden Restaurants, Inc.                           1,451,559
--------------------------------------------------------------------------------
            5,984  Domino's Pizza Inc.                                  149,600
--------------------------------------------------------------------------------
           48,980  Greek Organization of
                   Football Prognostics SA ORD                        1,509,838
--------------------------------------------------------------------------------
           32,300  McDonald's Corporation                             1,093,355
--------------------------------------------------------------------------------
           30,018  Orascom Hotels &
                   Development ORD(1)                                   191,882
--------------------------------------------------------------------------------
           12,600  Outback Steakhouse, Inc.                             507,528
--------------------------------------------------------------------------------
        7,802,000  Regal Hotels International
                   Holdings Ltd.                                        533,243
--------------------------------------------------------------------------------
              223  Round One Corp. ORD                                  833,784
--------------------------------------------------------------------------------
           42,098  Royal Caribbean Cruises Ltd.                       1,930,613
--------------------------------------------------------------------------------
            1,488  Shreveport Gaming Holdings
                   Inc.(1)                                               26,457
--------------------------------------------------------------------------------
           12,500  Speedway Motorsports Inc.                            486,375
--------------------------------------------------------------------------------
           12,200  Station Casinos Inc.                                 845,948
--------------------------------------------------------------------------------
              113  Trump Entertainment Resorts,
                   Inc.(1)                                                2,059
--------------------------------------------------------------------------------
            7,269  Yum! Brands, Inc.                                    354,655
--------------------------------------------------------------------------------
                                                                     11,431,131
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
           26,723  Black & Decker Corporation                         2,346,548
--------------------------------------------------------------------------------
          121,999  Corporacion GEO SA de CV,
                   Series B ORD(1)                                      417,985
--------------------------------------------------------------------------------
           25,011  Humax Co. Ltd. ORD                                   671,703
--------------------------------------------------------------------------------
        1,226,241  Kasen International Holdings
                   Ltd. ORD(1)                                          367,656
--------------------------------------------------------------------------------
          105,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      2,116,299
--------------------------------------------------------------------------------
           25,500  Newell Rubbermaid Inc.                               588,285
--------------------------------------------------------------------------------
          196,737  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                       1,406,595
--------------------------------------------------------------------------------
            2,200  Whirlpool Corp.                                      180,070
--------------------------------------------------------------------------------
                                                                      8,095,141
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
            4,400  Clorox Company                                       238,832
--------------------------------------------------------------------------------
            7,941  Colgate-Palmolive Co.                                432,943
--------------------------------------------------------------------------------
           32,930  Kimberly-Clark Corp.                               1,942,211
--------------------------------------------------------------------------------
          112,922  Procter & Gamble Co. (The)                         6,458,010
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           45,634  Reckitt Benckiser plc ORD                     $    1,412,004
--------------------------------------------------------------------------------
                                                                     10,484,000
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.3%
--------------------------------------------------------------------------------
           59,647  AES Corporation (The)(1)                             940,633
--------------------------------------------------------------------------------
           27,427  TXU Corp.                                          2,814,833
--------------------------------------------------------------------------------
                                                                      3,755,466
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.2%
--------------------------------------------------------------------------------
          252,200  General Electric Co.                               9,008,584
--------------------------------------------------------------------------------
            6,446  Teleflex Inc.                                        426,532
--------------------------------------------------------------------------------
           39,200  Textron Inc.                                       3,092,880
--------------------------------------------------------------------------------
           34,800  Tyco International Ltd.                              992,496
--------------------------------------------------------------------------------
                                                                     13,520,492
--------------------------------------------------------------------------------
INSURANCE -- 2.7%
--------------------------------------------------------------------------------
           16,008  Ace, Ltd.                                            888,444
--------------------------------------------------------------------------------
           88,060  Aegon N.V. ORD                                     1,399,827
--------------------------------------------------------------------------------
           21,700  Allstate Corp.                                     1,217,370
--------------------------------------------------------------------------------
            6,000  Ambac Financial Group, Inc.                          460,140
--------------------------------------------------------------------------------
           35,300  American International Group,
                   Inc.                                               2,370,042
--------------------------------------------------------------------------------
          116,500  AON Corp.                                          4,241,765
--------------------------------------------------------------------------------
              681  Arch Capital Group Ltd.(1)                            35,725
--------------------------------------------------------------------------------
           73,977  Axa SA ORD                                         2,232,404
--------------------------------------------------------------------------------
           11,145  Axis Capital Holdings Limited                        337,471
--------------------------------------------------------------------------------
           52,328  Berkley (W.R.) Corp.                               2,439,531
--------------------------------------------------------------------------------
                9  Berkshire Hathaway Inc. Cl A(1)                      804,510
--------------------------------------------------------------------------------
           10,839  Brown & Brown Inc.                                   316,282
--------------------------------------------------------------------------------
           13,006  Chubb Corp.                                        1,259,501
--------------------------------------------------------------------------------
           61,098  Endurance Specialty Holdings
                   Ltd.                                               2,104,826
--------------------------------------------------------------------------------
           45,942  First American Financial Corp.
                   (The)                                              2,161,571
--------------------------------------------------------------------------------
           12,900  Hartford Financial Services
                   Group Inc. (The)                                   1,127,073
--------------------------------------------------------------------------------
           26,047  Loews Corp.                                        2,515,619
--------------------------------------------------------------------------------
           46,500  Marsh & McLennan
                   Companies, Inc.                                    1,436,385
--------------------------------------------------------------------------------
            6,678  MetLife, Inc.                                        343,516
--------------------------------------------------------------------------------
            2,097  Nationwide Financial Services
                   Cl A                                                  88,389
--------------------------------------------------------------------------------
              373  Protective Life Corporation                           16,479
--------------------------------------------------------------------------------
            2,083  Selective Insurance Group                            116,586
--------------------------------------------------------------------------------
            6,830  Swiss Life Holding ORD                             1,092,717
--------------------------------------------------------------------------------
           12,100  Torchmark Corp.                                      654,852
--------------------------------------------------------------------------------
           13,030  Zenith National Insurance
                   Corp.                                                619,577
--------------------------------------------------------------------------------
                                                                     30,280,602
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
           22,800  NutriSystem, Inc.(1)                                 887,604
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.9%
--------------------------------------------------------------------------------
           55,600  CNET Networks Inc.(1)                         $      833,444
--------------------------------------------------------------------------------
           16,498  Digital Insight Corp.(1)                             546,414
--------------------------------------------------------------------------------
           11,900  Google Inc. Cl A(1)                                4,819,381
--------------------------------------------------------------------------------
           94,986  Yahoo! Inc.(1)                                     3,821,287
--------------------------------------------------------------------------------
                                                                     10,020,526
--------------------------------------------------------------------------------
IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
           24,439  Accenture Ltd. Cl A                                  695,045
--------------------------------------------------------------------------------
           10,967  Computer Sciences Corp.(1)                           550,872
--------------------------------------------------------------------------------
           14,300  DST Systems, Inc.(1)                                 850,421
--------------------------------------------------------------------------------
           59,000  Electronic Data Systems Corp.                      1,359,950
--------------------------------------------------------------------------------
           13,700  Fiserv, Inc.(1)                                      623,487
--------------------------------------------------------------------------------
           11,262  Global Payments Inc.                                 493,050
--------------------------------------------------------------------------------
          143,300  Paychex, Inc.                                      6,077,354
--------------------------------------------------------------------------------
           25,113  Tata Consultancy Services
                   Ltd. ORD                                             831,263
--------------------------------------------------------------------------------
                                                                     11,481,442
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           22,000  Johnson Health Tech Co. Ltd.
                   ORD(1)                                                86,975
--------------------------------------------------------------------------------
           75,850  Largan Precision Co. Ltd. ORD                        940,331
--------------------------------------------------------------------------------
           19,300  Mattel, Inc.                                         321,345
--------------------------------------------------------------------------------
            4,000  Sega Sammy Holdings Inc.
                   ORD                                                  128,526
--------------------------------------------------------------------------------
                                                                      1,477,177
--------------------------------------------------------------------------------
MACHINERY -- 1.0%
--------------------------------------------------------------------------------
           23,584  Cummins Inc.                                       2,098,976
--------------------------------------------------------------------------------
            2,087  Danaher Corp.                                        115,829
--------------------------------------------------------------------------------
            9,900  Deere & Co.                                          686,565
--------------------------------------------------------------------------------
           14,400  Dover Corp.                                          582,480
--------------------------------------------------------------------------------
           18,600  Ingersoll-Rand Company Cl A                          737,118
--------------------------------------------------------------------------------
           42,618  JLG Industries Inc.                                1,939,119
--------------------------------------------------------------------------------
           56,000  Komatsu Ltd. ORD                                     781,439
--------------------------------------------------------------------------------
           31,800  Manitowoc Co.                                      1,593,180
--------------------------------------------------------------------------------
           19,071  Navistar International Corp.(1)                      541,044
--------------------------------------------------------------------------------
           18,000  NGK Insulators Ltd. ORD                              278,067
--------------------------------------------------------------------------------
            9,500  Parker-Hannifin Corp.                                649,895
--------------------------------------------------------------------------------
          109,000  Sumitomo Heavy Industries
                   Ltd. ORD                                             795,076
--------------------------------------------------------------------------------
                                                                     10,798,788
--------------------------------------------------------------------------------
MEDIA -- 1.7%
--------------------------------------------------------------------------------
           14,737  Dex Media Inc.                                       401,141
--------------------------------------------------------------------------------
           91,215  Disney (Walt) Co.                                  2,273,990
--------------------------------------------------------------------------------
           25,083  DreamWorks Animation SKG
                   Inc.(1)                                              636,356
--------------------------------------------------------------------------------
           15,700  Gannett Co., Inc.                                    967,434
--------------------------------------------------------------------------------
           17,977  Getty Images Inc.(1)                               1,641,120
--------------------------------------------------------------------------------
            7,368  John Wiley & Sons Inc. Cl A                          304,519
--------------------------------------------------------------------------------
           11,300  New York Times Co. (The)
                   Cl A                                                 310,750
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          102,200  News Corp. Cl A                               $    1,513,582
--------------------------------------------------------------------------------
          103,980  Reed Elsevier plc ORD                                925,660
--------------------------------------------------------------------------------
            3,734  Scholastic Corp.(1)                                  124,230
--------------------------------------------------------------------------------
          205,936  Time Warner Inc.                                   3,702,730
--------------------------------------------------------------------------------
            5,300  Tribune Co.                                          169,441
--------------------------------------------------------------------------------
           41,642  TVN SA ORD(1)                                        891,477
--------------------------------------------------------------------------------
          107,853  Viacom, Inc. Cl B                                  3,602,290
--------------------------------------------------------------------------------
           46,210  Vivendi Universal SA ORD                           1,343,256
--------------------------------------------------------------------------------
            3,500  Westwood One, Inc.                                    63,490
--------------------------------------------------------------------------------
                                                                     18,871,466
--------------------------------------------------------------------------------
METALS & MINING -- 2.2%
--------------------------------------------------------------------------------
           31,200  Alcoa Inc.                                           855,192
--------------------------------------------------------------------------------
           29,000  Allegheny Technologies Inc.                          956,420
--------------------------------------------------------------------------------
           22,763  Anglo American Platinum
                   Corp. Ltd. ORD                                     1,507,484
--------------------------------------------------------------------------------
           59,413  Anglo American plc ORD                             1,857,791
--------------------------------------------------------------------------------
          142,214  BHP Billiton Limited ORD                           2,300,008
--------------------------------------------------------------------------------
           30,313  Compania de Minas
                   Buenaventura SAu ADR                                 849,370
--------------------------------------------------------------------------------
           34,546  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                   1,800,192
--------------------------------------------------------------------------------
          282,344  Grupo Mexico SA de CV,
                   Series B ORD                                         608,002
--------------------------------------------------------------------------------
          205,721  Harmony Gold Mining Co.
                   Limited ORD(1)                                     2,541,573
--------------------------------------------------------------------------------
           16,867  Impala Platinum Holdings
                   Limited ORD                                        2,207,787
--------------------------------------------------------------------------------
           47,238  Kazakhmys plc ORD(1)                                 534,844
--------------------------------------------------------------------------------
           79,365  Kumba Resources Ltd. ORD                           1,229,171
--------------------------------------------------------------------------------
           14,359  Nucor Corp.                                          963,202
--------------------------------------------------------------------------------
           17,749  Phelps Dodge Corp.                                 2,408,007
--------------------------------------------------------------------------------
          882,000  PT Aneka Tambang Tbk ORD                             250,743
--------------------------------------------------------------------------------
            5,709  Quanex Corporation                                   353,102
--------------------------------------------------------------------------------
              773  Reliance Steel & Aluminum
                   Company                                               49,866
--------------------------------------------------------------------------------
           16,080  Rio Tinto Ltd. ORD                                   734,398
--------------------------------------------------------------------------------
           44,700  Titanium Metals Corp.(1)                           2,822,805
--------------------------------------------------------------------------------
                                                                     24,829,957
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           10,400  Dominion Resources Inc.                              789,880
--------------------------------------------------------------------------------
           25,400  NiSource Inc.                                        546,862
--------------------------------------------------------------------------------
           54,897  PG&E Corp.                                         2,019,112
--------------------------------------------------------------------------------
           51,590  Veolia Environnement ORD(1)                        2,211,443
--------------------------------------------------------------------------------
           22,900  Wisconsin Energy Corp.                               869,055
--------------------------------------------------------------------------------
           49,400  XCEL Energy Inc.                                     914,394
--------------------------------------------------------------------------------
                                                                      7,350,746
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
          310,931  Comercial Siglo XXI SA ORD(1)                        878,489
--------------------------------------------------------------------------------
           51,300  Dollar General Corp.                                 970,083
--------------------------------------------------------------------------------
           16,344  Dollar Tree Stores Inc.(1)                           375,258
--------------------------------------------------------------------------------
           43,300  Family Dollar Stores, Inc.                           974,683
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

           10,832  Federated Department Stores,
                   Inc.                                          $      697,906
--------------------------------------------------------------------------------
           24,800  Kohl's Corp.(1)                                    1,140,800
--------------------------------------------------------------------------------
          445,500  Lifestyle International
                   Holdings Ltd. ORD                                    634,824
--------------------------------------------------------------------------------
           26,892  Lojas Renner SA ORD                                  899,235
--------------------------------------------------------------------------------
          491,500  Parkson Retail Group Ltd.
                   ORD(1)                                               770,093
--------------------------------------------------------------------------------
           10,620  Pinault-Printemps-Redoute
                   ORD                                                1,145,286
--------------------------------------------------------------------------------
           87,000  Takashimaya Co. Ltd. ORD                           1,346,169
--------------------------------------------------------------------------------
           52,200  Target Corporation                                 2,793,223
--------------------------------------------------------------------------------
                                                                     12,626,049
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           46,000  Xerox Corp.(1)                                       653,200
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
--------------------------------------------------------------------------------
           29,200  Anadarko Petroleum Corp.                           2,645,812
--------------------------------------------------------------------------------
           38,900  Apache Corp.                                       2,539,392
--------------------------------------------------------------------------------
          162,120  BG Group plc ORD                                   1,514,701
--------------------------------------------------------------------------------
           17,000  BP plc ADR                                         1,119,280
--------------------------------------------------------------------------------
          350,450  BP plc ORD                                         3,840,695
--------------------------------------------------------------------------------
           62,172  Chevron Corp.                                      3,563,077
--------------------------------------------------------------------------------
        3,158,000  China Petroleum & Chemical
                   Corp. Cl H ORD                                     1,415,176
--------------------------------------------------------------------------------
           40,853  ConocoPhillips                                     2,472,015
--------------------------------------------------------------------------------
            3,800  Devon Energy Corporation                             228,760
--------------------------------------------------------------------------------
           49,730  ENI SpA ORD                                        1,348,814
--------------------------------------------------------------------------------
          207,116  Exxon Mobil Corp.                                 12,018,941
--------------------------------------------------------------------------------
            2,106  Holly Corp.                                          128,087
--------------------------------------------------------------------------------
            8,907  Kerr-McGee Corp.                                     770,010
--------------------------------------------------------------------------------
           11,107  LUKOIL ORD                                           633,099
--------------------------------------------------------------------------------
           32,252  Marathon Oil Corp.                                 1,912,221
--------------------------------------------------------------------------------
           10,000  Murphy Oil Corp.                                     494,600
--------------------------------------------------------------------------------
           54,220  NovaTek OAO GDR                                    1,219,950
--------------------------------------------------------------------------------
            3,475  OAO Gazprom GDR(1)                                   246,030
--------------------------------------------------------------------------------
           28,700  Peabody Energy Corp.                               2,263,282
--------------------------------------------------------------------------------
           27,531  Petroleo Brasileiro SA ADR                         1,861,096
--------------------------------------------------------------------------------
           12,300  Reliance Industries Ltd. ORD                         223,244
--------------------------------------------------------------------------------
           47,871  Repsol YPF, SA ORD                                 1,411,861
--------------------------------------------------------------------------------
           54,700  Royal Dutch Shell plc ADR                          3,370,614
--------------------------------------------------------------------------------
        1,268,000  Sinopec Zhenhai Refining &
                   Chemical Co. Ltd. Cl H ORD                         1,667,872
--------------------------------------------------------------------------------
          158,100  Southwestern Energy
                   Company(1)                                         5,386,467
--------------------------------------------------------------------------------
           34,773  Sunoco, Inc.                                       2,684,476
--------------------------------------------------------------------------------
           15,860  Total SA ORD                                       3,972,497
--------------------------------------------------------------------------------
           48,278  Tupras Turkiye Petrol Rafine
                   ORD(1)                                               847,045
--------------------------------------------------------------------------------
            8,462  Valero Energy Corp.                                  814,044
--------------------------------------------------------------------------------
                                                                     62,613,158
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           11,500  MeadWestvaco Corp.                            $      321,885
--------------------------------------------------------------------------------
           25,100  Weyerhaeuser Co.                                   1,664,381
--------------------------------------------------------------------------------
                                                                      1,986,266
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            1,150  Amorepacific Corp. ORD                               373,722
--------------------------------------------------------------------------------
            8,200  Avon Products, Inc.                                  224,270
--------------------------------------------------------------------------------
           15,000  Estee Lauder Companies, Inc.
                   Cl A                                                 495,150
--------------------------------------------------------------------------------
           46,205  Oriflame Cosmetics SA SDR                          1,216,336
--------------------------------------------------------------------------------
                                                                      2,309,478
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.7%
--------------------------------------------------------------------------------
           70,700  Abbott Laboratories                                2,666,097
--------------------------------------------------------------------------------
            1,328  Allergan, Inc.                                       132,800
--------------------------------------------------------------------------------
            5,798  Alpharma Inc. Cl A                                   153,183
--------------------------------------------------------------------------------
           31,400  Astellas Pharma Inc. ORD                           1,213,337
--------------------------------------------------------------------------------
           55,810  AstraZeneca plc ORD                                2,573,904
--------------------------------------------------------------------------------
           30,200  Barr Pharmaceuticals Inc.(1)                       1,731,970
--------------------------------------------------------------------------------
           45,900  Bristol-Myers Squibb Co.                             990,981
--------------------------------------------------------------------------------
          101,428  Eczacibasi Ilac Sanayi ORD                           363,391
--------------------------------------------------------------------------------
           40,300  Eisai Co. Ltd. ORD                                 1,550,517
--------------------------------------------------------------------------------
            8,600  Eli Lilly and Company                                434,300
--------------------------------------------------------------------------------
          156,340  GlaxoSmithKline plc ORD                            3,861,863
--------------------------------------------------------------------------------
           68,884  Hikma Pharmaceuticals plc
                   ORD(1)                                               373,591
--------------------------------------------------------------------------------
          121,472  Johnson & Johnson                                  7,500,896
--------------------------------------------------------------------------------
           79,669  King Pharmaceuticals, Inc.(1)                      1,253,193
--------------------------------------------------------------------------------
           26,600  Merck & Co., Inc.                                    782,040
--------------------------------------------------------------------------------
           80,779  Novartis AG ORD                                    4,229,058
--------------------------------------------------------------------------------
           17,200  Novo Nordisk AS Cl B ORD                             925,090
--------------------------------------------------------------------------------
           88,200  Pfizer Inc.                                        1,869,840
--------------------------------------------------------------------------------
           29,906  Roche Holding AG ORD                               4,493,518
--------------------------------------------------------------------------------
           18,510  Sanofi-Aventis ORD                                 1,497,395
--------------------------------------------------------------------------------
           42,634  Teva Pharmaceutical
                   Industries Ltd. ADR                                1,742,878
--------------------------------------------------------------------------------
            8,400  Watson Pharmaceuticals, Inc.(1)                      280,224
--------------------------------------------------------------------------------
           23,900  Wyeth                                                993,284
--------------------------------------------------------------------------------
            7,669  Zentiva N.V.                                         341,164
--------------------------------------------------------------------------------
                                                                     41,954,514
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
--------------------------------------------------------------------------------
        1,443,400  Amata Corp. plc ORD                                  486,618
--------------------------------------------------------------------------------
           14,699  CBL & Associates Properties,
                   Inc.                                                 591,635
--------------------------------------------------------------------------------
          103,038  Link Real Estate Investment
                   Trust (The) ORD(1)                                   160,113
--------------------------------------------------------------------------------
           74,000  Mitsui Fudosan Co. Ltd. ORD                        1,195,043
--------------------------------------------------------------------------------
           11,831  Qatar Real Estate Investment
                   ORD(1)                                               255,105
--------------------------------------------------------------------------------
              703  Rayonier, Inc.                                        27,937
--------------------------------------------------------------------------------
          150,000  Tokyu Land Corp. ORD                               1,102,904
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,187  Trizec Properties Inc.                        $       71,644
--------------------------------------------------------------------------------
                                                                      3,890,999
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
              300  Burlington Northern Santa Fe
                   Corp.                                                 19,854
--------------------------------------------------------------------------------
            9,360  Canadian Pacific Railway Ltd.
                   ORD                                                  403,587
--------------------------------------------------------------------------------
              290  East Japan Railway Company
                   ORD                                                1,824,904
--------------------------------------------------------------------------------
           28,000  Nippon Express Co. Ltd. ORD                          150,025
--------------------------------------------------------------------------------
           12,500  Norfolk Southern Corp.                               553,000
--------------------------------------------------------------------------------
            4,980  Union Pacific Corp.                                  381,169
--------------------------------------------------------------------------------
                                                                      3,332,539
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
           64,100  Advanced Micro Devices, Inc.(1)                    1,678,138
--------------------------------------------------------------------------------
            9,300  Advantest Corp. ORD                                  846,019
--------------------------------------------------------------------------------
           94,190  ASML Holding N.V. ORD(1)                           1,804,945
--------------------------------------------------------------------------------
           41,300  Broadcom Corp. Cl A(1)                             1,922,102
--------------------------------------------------------------------------------
           23,900  Cymer, Inc.(1)                                       913,458
--------------------------------------------------------------------------------
           90,700  Freescale Semiconductor Inc.
                   Cl B(1)                                            2,340,060
--------------------------------------------------------------------------------
           25,690  Hynix Semiconductor Inc.
                   ORD(1)                                               542,537
--------------------------------------------------------------------------------
          238,171  Intel Corp.                                        6,354,402
--------------------------------------------------------------------------------
           71,500  Intersil Corp. Cl A                                1,833,975
--------------------------------------------------------------------------------
        1,706,461  King Yuan Electronics Co. Ltd.
                   ORD                                                1,262,706
--------------------------------------------------------------------------------
           43,100  Lam Research Corp.(1)                              1,617,974
--------------------------------------------------------------------------------
           34,800  Microsemi Corporation(1)                             965,700
--------------------------------------------------------------------------------
           91,900  National Semiconductor Corp.                       2,378,372
--------------------------------------------------------------------------------
            4,830  Samsung Electronics ORD                            2,785,285
--------------------------------------------------------------------------------
          145,641  Texas Instruments Inc.                             4,730,420
--------------------------------------------------------------------------------
                                                                     31,976,093
--------------------------------------------------------------------------------
SOFTWARE -- 2.6%
--------------------------------------------------------------------------------
            9,935  Autodesk, Inc.                                       414,488
--------------------------------------------------------------------------------
           53,697  BMC Software Inc.(1)                               1,100,252
--------------------------------------------------------------------------------
           54,200  Business Objects SA ADR(1)                         2,153,908
--------------------------------------------------------------------------------
            9,131  Cadence Design Systems Inc.(1)                       156,505
--------------------------------------------------------------------------------
           73,100  Cerner Corporation(1)                              7,046,840
--------------------------------------------------------------------------------
           34,700  Citrix Systems, Inc.(1)                              941,758
--------------------------------------------------------------------------------
           21,200  Electronic Arts Inc.(1)                            1,194,832
--------------------------------------------------------------------------------
            4,500  Intuit Inc.(1)                                       241,065
--------------------------------------------------------------------------------
           72,200  McAfee Inc.(1)                                     2,007,882
--------------------------------------------------------------------------------
          415,741  Microsoft Corporation                             11,520,184
--------------------------------------------------------------------------------
           13,540  Net 1 UEPS Technologies Inc.(1)                      314,940
--------------------------------------------------------------------------------
           92,781  Oracle Corp.(1)                                    1,166,257
--------------------------------------------------------------------------------
           19,479  Parametric Technology Corp.(1)                       113,952
--------------------------------------------------------------------------------
            7,500  Reynolds & Reynolds Co. Cl A                         204,300
--------------------------------------------------------------------------------
           21,845  Softbank SA ORD(1)                                   232,513
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,200  Synopsys, Inc.(1)                             $       62,464
--------------------------------------------------------------------------------
                                                                     28,872,140
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.4%
--------------------------------------------------------------------------------
           14,800  Abercrombie & Fitch Co.                              907,536
--------------------------------------------------------------------------------
              179  American Eagle Outfitters, Inc.                        4,074
--------------------------------------------------------------------------------
           46,400  AnnTaylor Stores Corporation(1)                    1,407,312
--------------------------------------------------------------------------------
           12,417  Barnes & Noble Inc.                                  500,902
--------------------------------------------------------------------------------
           40,400  Bed Bath & Beyond Inc.(1)                          1,723,464
--------------------------------------------------------------------------------
           49,200  Best Buy Co., Inc.                                 2,373,408
--------------------------------------------------------------------------------
           54,468  Charming Shoppes, Inc.(1)                            639,999
--------------------------------------------------------------------------------
          105,400  Chico's FAS, Inc.(1)                               4,649,193
--------------------------------------------------------------------------------
           20,128  Children's Place Retail Stores,
                   Inc. (The)(1)                                        998,349
--------------------------------------------------------------------------------
           25,400  Foot Locker, Inc.                                    554,228
--------------------------------------------------------------------------------
           56,600  Gap, Inc. (The)                                      983,708
--------------------------------------------------------------------------------
           21,400  Gymboree Corp.(1)                                    482,784
--------------------------------------------------------------------------------
           49,104  Home Depot, Inc.                                   2,051,565
--------------------------------------------------------------------------------
           33,140  Inditex SA ORD                                       975,055
--------------------------------------------------------------------------------
            2,122  Lowe's Companies, Inc.                               143,193
--------------------------------------------------------------------------------
           28,568  Payless ShoeSource, Inc.(1)                          652,779
--------------------------------------------------------------------------------
            8,600  Sherwin-Williams Co.                                 377,024
--------------------------------------------------------------------------------
           20,100  Tiffany & Co.                                        818,070
--------------------------------------------------------------------------------
           53,600  Urban Outfitters Inc.(1)                           1,654,096
--------------------------------------------------------------------------------
           26,700  Williams-Sonoma, Inc.(1)                           1,158,513
--------------------------------------------------------------------------------
           39,800  Yamada Denki Co. Ltd. ORD                          4,075,663
--------------------------------------------------------------------------------
                                                                     27,130,915
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
            9,280  Adidas-Salomon AG ORD                              1,631,557
--------------------------------------------------------------------------------
           44,540  Compagnie Financiere
                   Richemont AG Cl A ORD                              1,761,144
--------------------------------------------------------------------------------
            7,900  Jones Apparel Group, Inc.                            227,204
--------------------------------------------------------------------------------
           15,400  Liz Claiborne, Inc.                                  537,152
--------------------------------------------------------------------------------
           34,800  Polo Ralph Lauren Corp.                            1,865,280
--------------------------------------------------------------------------------
           10,300  VF Corp.                                             583,495
--------------------------------------------------------------------------------
                                                                      6,605,832
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
           60,878  Banco Nossa Caixa SA ORD(1)                          971,352
--------------------------------------------------------------------------------
            3,125  Corus Bankshares Inc.                                183,688
--------------------------------------------------------------------------------
           18,376  Downey Financial Corp.                             1,188,927
--------------------------------------------------------------------------------
           13,000  Fannie Mae                                           624,650
--------------------------------------------------------------------------------
           64,600  Freddie Mac                                        4,034,270
--------------------------------------------------------------------------------
           16,053  Fremont General Corp.                                375,801
--------------------------------------------------------------------------------
           17,793  Golden West Financial Corp.                        1,152,808
--------------------------------------------------------------------------------
            4,240  Hypo Real Estate Holding AG
                   ORD                                                  221,001
--------------------------------------------------------------------------------
           12,300  MGIC Investment Corp.                                800,730
--------------------------------------------------------------------------------
           53,937  Washington Mutual, Inc.                            2,221,665
--------------------------------------------------------------------------------
                                                                     11,774,892
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                 Value
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           18,800  Altria Group Inc.                             $    1,368,452
--------------------------------------------------------------------------------
           97,630  British American Tobacco plc
                   ORD                                                2,126,417
--------------------------------------------------------------------------------
                                                                      3,494,869
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
           14,500  Watsco Inc.                                          909,875
--------------------------------------------------------------------------------
           21,100  WESCO International Inc.(1)                          880,925
--------------------------------------------------------------------------------
                                                                      1,790,800
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
--------------------------------------------------------------------------------
           67,195  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                    820,923
--------------------------------------------------------------------------------
          357,750  Macquarie Infrastructure
                   Group ORD                                            931,238
--------------------------------------------------------------------------------
                                                                      1,752,161
--------------------------------------------------------------------------------
WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
           22,096  Inversiones Aguas
                   Metropolitanas SA ADR
                   (Acquired 11/18/05, Cost
                   $405,462)(1)(3)                                      405,462
--------------------------------------------------------------------------------
          441,920  Inversiones Aguas
                   Metropolitanas SA ORD(1)                             406,579
--------------------------------------------------------------------------------
                                                                        812,041
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
--------------------------------------------------------------------------------
          257,060  America Movil SA de CV
                   Series L ADR                                       7,382,763
--------------------------------------------------------------------------------
          161,000  American Tower Corp. Cl A(1)                       4,393,690
--------------------------------------------------------------------------------
          156,167  Bharti Televentures ORD(1)                         1,216,769
--------------------------------------------------------------------------------
           95,327  Crown Castle International
                   Corp.(1)                                           2,611,960
--------------------------------------------------------------------------------
          170,000  Digi.Com Bhd ORD(1)                                  340,045
--------------------------------------------------------------------------------
              240  KDDI Corp. ORD                                     1,257,887
--------------------------------------------------------------------------------
          172,236  NII Holdings, Inc.(1)                              7,483,653
--------------------------------------------------------------------------------
           26,840  Rogers Communications Inc.
                   Cl B ORD                                           1,029,243
--------------------------------------------------------------------------------
           50,100  SBA Communications Corp.
                   Cl A(1)                                              923,844
--------------------------------------------------------------------------------
          133,839  Sprint Nextel Corp.                                3,351,329
--------------------------------------------------------------------------------
           55,895  Vodafone Egypt
                   Telecommunications SAE ORD                           851,530
--------------------------------------------------------------------------------
          775,770  Vodafone Group plc ORD                             1,672,893
--------------------------------------------------------------------------------
                                                                     32,515,606
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $737,910,650)                                                 872,338,552
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.2%

DIVERSIFIED FINANCIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
           25,153  Bradespar SA ORD                                     681,961
--------------------------------------------------------------------------------
ELECTRIC UTILITIES(2)
--------------------------------------------------------------------------------
       15,300,000  Cia Energetica de Minas
                   Gerais ORD                                           617,254
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
           45,100  Usinas Siderurgicas de Minas
                   Gerais SA ORD                                 $    1,053,625
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $1,770,053)                                                     2,352,840
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.2%

AEROSPACE & DEFENSE -- 0.1%
--------------------------------------------------------------------------------
       $  325,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                      319,313
--------------------------------------------------------------------------------
          150,000  L-3 Communications Corp.,
                   6.375%, 10/15/15 (Acquired
                   7/27/05, Cost $148,635)(3)                           148,500
--------------------------------------------------------------------------------
          440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       432,037
--------------------------------------------------------------------------------
          220,000  United Technologies Corp.,
                   5.40%, 5/1/35                                        214,945
--------------------------------------------------------------------------------
                                                                      1,114,795
--------------------------------------------------------------------------------
BEVERAGES(2)
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $251,108)(3)                            245,276
--------------------------------------------------------------------------------
BIOTECHNOLOGY(2)
--------------------------------------------------------------------------------
          360,000  Genentech, Inc., 4.75%,
                   7/15/15                                              347,717
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          500,000  MAAX Corp., 9.75%, 6/15/12                           402,500
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           361,875
--------------------------------------------------------------------------------
                                                                        764,375
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
          500,000  Goldman Sachs Group, Inc.
                   (The), 5.25%, 10/15/13                               497,579
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       295,747
--------------------------------------------------------------------------------
          260,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        252,338
--------------------------------------------------------------------------------
          200,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        197,337
--------------------------------------------------------------------------------
          200,000  Morgan Stanley, 4.00%,
                   1/15/10                                              191,834
--------------------------------------------------------------------------------
          150,000  Morgan Stanley, 4.25%,
                   5/15/10                                              144,875
--------------------------------------------------------------------------------
          210,000  Morgan Stanley, 5.05%,
                   1/21/11                                              209,150
--------------------------------------------------------------------------------
          200,000  Morgan Stanley, 4.75%,
                   4/1/14                                               190,567
--------------------------------------------------------------------------------
                                                                      1,979,427
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          152,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      157,320
--------------------------------------------------------------------------------
           69,000  IMC Global Inc., 10.875%,
                   6/1/08                                                76,763
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  450,000  Lyondell Chemical Co., 9.50%,
                   12/15/08                                      $      473,625
--------------------------------------------------------------------------------
           69,000  Millennium America Inc.,
                   9.25%, 6/15/08                                        74,865
--------------------------------------------------------------------------------
                                                                        782,573
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
          650,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      632,664
--------------------------------------------------------------------------------
          330,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              313,761
--------------------------------------------------------------------------------
        1,000,000  SouthTrust Corp., 5.80%,
                   6/15/14(4)                                         1,035,874
--------------------------------------------------------------------------------
          830,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              801,086
--------------------------------------------------------------------------------
          530,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                               513,913
--------------------------------------------------------------------------------
          500,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                              485,996
--------------------------------------------------------------------------------
          390,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                               384,289
--------------------------------------------------------------------------------
                                                                      4,167,583
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          650,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                641,875
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        292,875
--------------------------------------------------------------------------------
          650,000  Cenveo Corp., 7.875%,
                   12/1/13                                              627,250
--------------------------------------------------------------------------------
          550,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                       551,375
--------------------------------------------------------------------------------
          325,000  FTI Consulting Inc., 7.625%,
                   6/15/13 (Acquired 7/28/05,
                   Cost $330,688)(3)                                    336,375
--------------------------------------------------------------------------------
          100,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                                94,731
--------------------------------------------------------------------------------
          260,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       289,335
--------------------------------------------------------------------------------
                                                                      2,833,816
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(2)
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       325,313
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(2)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                         520,625
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(2)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired 12/21/04,
                   Cost $215,373)(3)(5)                                 210,000
--------------------------------------------------------------------------------
CONSUMER FINANCE(2)
--------------------------------------------------------------------------------
          200,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                196,324
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          550,000  Ball Corp., 6.875%, 12/15/12                         565,125
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12                                      246,250
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  350,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14                              $      340,375
--------------------------------------------------------------------------------
                                                                      1,151,750
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc., 8.75%,
                   5/1/14                                               285,000
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.4%
--------------------------------------------------------------------------------
        3,783,536  Lehman Brothers TRAINS(SM),
                   Series 2005-1, 7.65%,
                   6/15/15 (Acquired 7/20/05,
                   Cost $3,974,605)(3)                                3,862,782
--------------------------------------------------------------------------------
          703,000  Morgan Stanley TRACERS(SM),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $742,971)(3)                                         816,827
--------------------------------------------------------------------------------
                                                                      4,679,609
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          300,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             297,953
--------------------------------------------------------------------------------
        1,090,000  Citigroup Inc., 5.00%,
                   9/15/14                                            1,072,450
--------------------------------------------------------------------------------
          180,000  DaimlerChrysler N.A. Holding
                   Corp., 4.875%, 6/15/10                               175,226
--------------------------------------------------------------------------------
          160,000  Ford Motor Credit Co., 6.50%,
                   1/25/07                                              155,404
--------------------------------------------------------------------------------
          180,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     165,597
--------------------------------------------------------------------------------
          325,000  Ford Motor Credit Co., 7.25%,
                   10/25/11                                             293,218
--------------------------------------------------------------------------------
          260,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                      273,038
--------------------------------------------------------------------------------
          270,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                               253,337
--------------------------------------------------------------------------------
          750,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                               678,425
--------------------------------------------------------------------------------
          370,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                336,233
--------------------------------------------------------------------------------
          500,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                             483,416
--------------------------------------------------------------------------------
          475,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                              469,491
--------------------------------------------------------------------------------
          250,000  HSBC Finance Corp., 4.625%,
                   9/15/10                                              244,250
--------------------------------------------------------------------------------
          350,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        375,097
--------------------------------------------------------------------------------
          200,000  J.P. Morgan Chase & Co.,
                   5.15%, 10/1/15                                       196,312
--------------------------------------------------------------------------------
                                                                      5,469,447
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
          562,000  AT&T Corp., 9.05%, 11/15/11                          626,456
--------------------------------------------------------------------------------
          350,000  Cincinnati Bell Inc., 8.375%,
                   1/15/14                                              344,750
--------------------------------------------------------------------------------
          220,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       245,137
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  150,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                $      148,847
--------------------------------------------------------------------------------
          100,000  France Telecom SA, 8.00%,
                   3/1/11                                               111,935
--------------------------------------------------------------------------------
          500,000  Intelsat Bermuda Ltd., 8.25%,
                   1/15/13 (Acquired 1/24/05,
                   Cost $500,000)(3)                                    502,500
--------------------------------------------------------------------------------
          750,000  Intelsat Bermuda Ltd.,
                   8.625%, 1/15/15 (Acquired
                   1/24/05-11/8/05, Cost
                   $751,250)(3)                                         755,625
--------------------------------------------------------------------------------
          300,000  MCI Inc., 7.69%, 5/1/09                              311,625
--------------------------------------------------------------------------------
          350,000  MCI Inc., 8.74%, 5/1/14                              387,188
--------------------------------------------------------------------------------
          775,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14 (Acquired 6/24/05-
                   11/30/05, Cost $764,250)(3)                          786,624
--------------------------------------------------------------------------------
          475,000  Qwest Corp., 7.875%, 9/1/11                          511,813
--------------------------------------------------------------------------------
          120,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              139,035
--------------------------------------------------------------------------------
          130,000  Sprint Capital Corp., 8.75%,
                   3/15/32                                              170,895
--------------------------------------------------------------------------------
          200,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       190,491
--------------------------------------------------------------------------------
          210,000  Telecom Italia Capital SA,
                   5.25%, 10/1/15                                       203,825
--------------------------------------------------------------------------------
                                                                      5,436,746
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          380,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        375,188
--------------------------------------------------------------------------------
          170,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      168,392
--------------------------------------------------------------------------------
          190,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 195,013
--------------------------------------------------------------------------------
          210,000  Florida Power Corp., 4.50%,
                   6/1/10                                               205,403
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings LLC/
                   MSW Energy Finance Co.,
                   Inc., 8.50%, 9/1/10                                  319,500
--------------------------------------------------------------------------------
          304,000  NRG Energy Inc., 8.00%,
                   12/15/13                                             335,160
--------------------------------------------------------------------------------
          200,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              212,625
--------------------------------------------------------------------------------
          300,000  Texas Genco LLC, 6.875%,
                   12/15/14 (Acquired 12/8/04,
                   Cost $310,875)(3)                                    322,500
--------------------------------------------------------------------------------
                                                                      2,133,781
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
          250,000  Celestica Inc., 7.625%,
                   7/1/13                                               245,000
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       507,500
--------------------------------------------------------------------------------
                                                                        752,500
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
       $  400,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                              $      423,000
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             626,563
--------------------------------------------------------------------------------
          250,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       253,750
--------------------------------------------------------------------------------
                                                                      1,303,313
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          200,000  CVS Corp., 4.00%, 9/15/09                            192,841
--------------------------------------------------------------------------------
          450,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                              456,751
--------------------------------------------------------------------------------
          200,000  Kroger Co. (The), 6.80%,
                   4/1/11                                               207,836
--------------------------------------------------------------------------------
          170,000  Safeway Inc., 6.50%, 3/1/11                          174,750
--------------------------------------------------------------------------------
          360,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                       348,048
--------------------------------------------------------------------------------
          150,000  Wal-Mart Stores, Inc., 5.25%,
                   9/1/35                                               142,946
--------------------------------------------------------------------------------
                                                                      1,523,172
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          130,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35                                      122,638
--------------------------------------------------------------------------------
          500,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05-
                   11/28/05, Cost $489,141)(3)                          485,236
--------------------------------------------------------------------------------
          350,000  Cadbury Schweppes U.S.
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03-
                   10/8/03, Cost $348,086)(3)                           346,680
--------------------------------------------------------------------------------
           25,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                       25,813
--------------------------------------------------------------------------------
          220,000  WM Wrigley Jr. Co., 4.30%,
                   7/15/10                                              215,443
--------------------------------------------------------------------------------
                                                                      1,195,810
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          350,000  Baxter Financial Corp.,
                   4.75%, 10/15/10 (Acquired
                   9/28/05, Cost $348,929)(3)                           344,453
--------------------------------------------------------------------------------
          300,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                        315,080
--------------------------------------------------------------------------------
          280,000  Boston Scientific Corp.,
                   5.50%, 11/15/15                                      282,446
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 446,782
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      290,125
--------------------------------------------------------------------------------
          275,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                               283,250
--------------------------------------------------------------------------------
                                                                      1,962,136
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging, Inc., 7.25%,
                   12/15/12                                             422,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                               $      370,125
--------------------------------------------------------------------------------
          600,000  HCA Inc., 6.95%, 5/1/12                              619,501
--------------------------------------------------------------------------------
                                                                      1,412,126
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
          168,946  Eldorado Casino Shreveport,
                   10.00%, 8/1/12                                       159,654
--------------------------------------------------------------------------------
          325,000  Equinox Holdings Inc., 9.00%,
                   12/15/09                                             335,563
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               519,999
--------------------------------------------------------------------------------
          400,000  Intrawest Corp., 7.50%,
                   10/15/13                                             404,500
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        490,000
--------------------------------------------------------------------------------
           69,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                       75,900
--------------------------------------------------------------------------------
          300,000  MGM Mirage, 6.00%, 10/1/09                           299,250
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%, 9/15/10                           543,749
--------------------------------------------------------------------------------
          400,000  MGM Mirage, 6.75%, 9/1/12                            405,000
--------------------------------------------------------------------------------
          200,000  Penn National Gaming, Inc.,
                   8.875%, 3/15/10                                      210,500
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      300,000
--------------------------------------------------------------------------------
          375,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              417,188
--------------------------------------------------------------------------------
          350,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      369,250
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%, 2/1/10                       223,313
--------------------------------------------------------------------------------
          200,000  Six Flags Inc., 9.75%, 4/15/13                       198,500
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               247,500
--------------------------------------------------------------------------------
          400,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                             431,000
--------------------------------------------------------------------------------
          500,000  Trump Entertainment Resorts,
                   Inc., 8.50%, 6/1/15                                  487,500
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14                                      485,625
--------------------------------------------------------------------------------
          450,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                              518,318
--------------------------------------------------------------------------------
                                                                      7,122,309
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      129,375
--------------------------------------------------------------------------------
          550,000  D.R. Horton Inc., 7.875%,
                   8/15/11                                              598,169
--------------------------------------------------------------------------------
          100,000  KB Home, 9.50%, 2/15/11                              105,779
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             497,729
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              435,625
--------------------------------------------------------------------------------
          225,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       230,625
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                              $      533,125
--------------------------------------------------------------------------------
          200,000  William Lyon Homes, Inc.,
                   10.75%, 4/1/13                                       207,000
--------------------------------------------------------------------------------
                                                                      2,737,427
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corporation (The),
                   8.875%, 2/15/11                                      568,313
--------------------------------------------------------------------------------
          500,000  AES Corporation (The),
                   8.75%, 5/15/13 (Acquired
                   5/14/04, Cost $510,000)(3)                           546,250
--------------------------------------------------------------------------------
                                                                      1,114,563
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
          590,000  General Electric Co., 5.00%,
                   2/1/13                                               586,145
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $349,314)(3)                                         343,874
--------------------------------------------------------------------------------
          300,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       311,475
--------------------------------------------------------------------------------
          200,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       194,274
--------------------------------------------------------------------------------
          140,000  MetLife, Inc., 5.00%, 6/15/15                        136,530
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(3)                            293,292
--------------------------------------------------------------------------------
          210,000  Prudential Financial Inc.,
                   5.40%, 6/13/35                                       196,368
--------------------------------------------------------------------------------
                                                                      1,475,813
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
           50,000  IAC/InterActiveCorp, 7.00%,
                   1/15/13                                               51,183
--------------------------------------------------------------------------------
IT SERVICES(2)
--------------------------------------------------------------------------------
          400,000  Sungard Data Systems Inc.,
                   9.125%, 8/15/13 (Acquired
                   7/27/05, Cost $414,625)(3)                           416,000
--------------------------------------------------------------------------------
MACHINERY -- 0.1%
--------------------------------------------------------------------------------
          210,000  Dover Corp., 5.375%,
                   10/15/35                                             202,431
--------------------------------------------------------------------------------
          390,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                       386,195
--------------------------------------------------------------------------------
           51,000  Terex Corp., 7.375%, 1/15/14                          51,128
--------------------------------------------------------------------------------
                                                                        639,754
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       384,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               334,750
--------------------------------------------------------------------------------
          248,000  Charter Communications
                   Holdings I LLC, 11.00%,
                   10/1/15 (Acquired 9/28/05,
                   Cost $238,312)(3)                                    213,900
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  325,000  Charter Communications
                   Holdings II LLC, 10.25%,
                   9/15/10                                       $      325,000
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(5)                                           371,250
--------------------------------------------------------------------------------
           40,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       46,237
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%,
                   3/15/11                                              502,658
--------------------------------------------------------------------------------
          540,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                      522,121
--------------------------------------------------------------------------------
          350,000  CSC Holdings, Inc., 7.875%,
                   12/15/07                                             358,750
--------------------------------------------------------------------------------
          250,000  CSC Holdings, Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(3)                                    238,750
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             512,500
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/
                   DirecTV Financing Corp.,
                   8.375%, 3/15/13                                      544,999
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                              486,250
--------------------------------------------------------------------------------
          600,000  Imax Corp., 9.625%, 12/1/10                          633,000
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%,
                   1/15/13                                              222,188
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      343,000
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       112,177
--------------------------------------------------------------------------------
          350,000  Reed Elsevier Capital Inc.,
                   4.625%, 6/15/12                                      337,344
--------------------------------------------------------------------------------
          300,000  Walt Disney Company, 5.50%,
                   12/29/06                                             301,828
--------------------------------------------------------------------------------
                                                                      6,790,702
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          260,000  Alcan Inc., 4.50%, 5/15/13                           246,268
--------------------------------------------------------------------------------
           70,000  Alcan Inc., 5.00%, 6/1/15                             67,514
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            384,125
--------------------------------------------------------------------------------
                                                                        697,907
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              256,875
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      294,492
--------------------------------------------------------------------------------
          200,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      195,016
--------------------------------------------------------------------------------
          340,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                       328,246
--------------------------------------------------------------------------------
          310,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        314,309
--------------------------------------------------------------------------------
                                                                      1,388,938
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          150,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                147,431
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  350,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09                         $      345,454
--------------------------------------------------------------------------------
          325,000  Neiman Marcus Group Inc.,
                   10.375%, 10/15/15
                   (Acquired 9/28/05, Cost
                   $325,000)(3)                                         330,281
--------------------------------------------------------------------------------
                                                                        823,166
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       477,000
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               295,508
--------------------------------------------------------------------------------
          525,000  El Paso Corp., 7.875%,
                   6/15/12                                              534,188
--------------------------------------------------------------------------------
          300,000  El Paso Corp., 7.80%, 8/1/31                         296,250
--------------------------------------------------------------------------------
          550,000  Enterprise Products Operating
                   LP, 4.95%, 6/1/10                                    537,787
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               577,499
--------------------------------------------------------------------------------
          389,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 423,038
--------------------------------------------------------------------------------
          525,000  Massey Energy Co., 6.625%,
                   11/15/10                                             529,594
--------------------------------------------------------------------------------
          125,000  Nexen Inc., 5.875%, 3/10/35                          120,889
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                      313,500
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      232,875
--------------------------------------------------------------------------------
          300,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      324,750
--------------------------------------------------------------------------------
          500,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                       530,000
--------------------------------------------------------------------------------
          270,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              268,079
--------------------------------------------------------------------------------
                                                                      5,460,957
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                        304,500
--------------------------------------------------------------------------------
          450,000  Boise Cascade LLC, 7.125%,
                   10/15/14                                             407,250
--------------------------------------------------------------------------------
          475,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              469,063
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       291,200
--------------------------------------------------------------------------------
                                                                      1,472,013
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          570,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                 615,600
--------------------------------------------------------------------------------
PHARMACEUTICALS(2)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                       101,461
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
          190,000  ERP Operating L.P., 5.125%,
                   3/15/16                                              183,272
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                       $      569,938
--------------------------------------------------------------------------------
                                                                        753,210
--------------------------------------------------------------------------------
ROAD & RAIL(2)
--------------------------------------------------------------------------------
          300,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                   327,777
--------------------------------------------------------------------------------
            8,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                         9,984
--------------------------------------------------------------------------------
          192,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       190,033
--------------------------------------------------------------------------------
                                                                        527,794
--------------------------------------------------------------------------------
SOFTWARE(2)
--------------------------------------------------------------------------------
          310,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $314,445)(3)                                    301,178
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
          350,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       350,875
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group Inc.,
                   8.00%, 3/15/14                                       353,438
--------------------------------------------------------------------------------
          485,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      497,125
--------------------------------------------------------------------------------
          300,000  Nell AF SARL, 8.375%,
                   8/15/15 (Acquired 8/4/05,
                   Cost $300,000)(3)                                    295,500
--------------------------------------------------------------------------------
          275,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             203,500
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      234,000
--------------------------------------------------------------------------------
                                                                      1,934,438
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(2)
--------------------------------------------------------------------------------
          200,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      201,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
--------------------------------------------------------------------------------
        1,250,000  Countrywide Home Loans Inc.,
                   VRN, 4.13%, 12/27/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.12% with
                   no caps                                            1,250,084
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
          550,000  United Rentals North America,
                   Inc., 6.50%, 2/15/12                                 532,125
--------------------------------------------------------------------------------
          176,000  United Rentals North America,
                   Inc., 7.75%, 11/15/13                                170,280
--------------------------------------------------------------------------------
                                                                        702,405
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          150,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               150,000
--------------------------------------------------------------------------------
          310,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                       310,400
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       526,725
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  300,000  Nextel Partners Inc., 8.125%,
                   7/1/11                                        $      321,000
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc., 7.25%,
                   12/15/12                                             316,875
--------------------------------------------------------------------------------
          350,000  Rogers Wireless
                   Communications Inc., 7.50%,
                   3/15/15                                              376,250
--------------------------------------------------------------------------------
          162,000  SBA Communications Corp.,
                   8.50%, 12/1/12                                       180,630
--------------------------------------------------------------------------------
          100,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13 (Acquired
                   8/18/05, Cost $100,000)(3)                           101,750
--------------------------------------------------------------------------------
          325,000  UbiquiTel Operating Company,
                   9.875%, 3/1/11                                       361,156
--------------------------------------------------------------------------------
          340,000  Vodafone Group plc, 5.00%,
                   9/15/15                                              331,180
--------------------------------------------------------------------------------
                                                                      2,975,966
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $81,679,499)                                                   80,933,227
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) -- 4.6%

        2,100,000  FHLMC, 5.00%, settlement
                   date 12/15/05(7)                                   2,069,155
--------------------------------------------------------------------------------
            4,934  FHLMC, 6.50%, 12/1/12                                  5,079
--------------------------------------------------------------------------------
           57,130  FHLMC, 7.00%, 6/1/14                                  59,352
--------------------------------------------------------------------------------
        1,204,005  FHLMC, 4.50%, 1/1/19                               1,168,144
--------------------------------------------------------------------------------
            9,269  FHLMC, 7.00%, 8/1/29                                   9,664
--------------------------------------------------------------------------------
           66,091  FHLMC, 8.00%, 7/1/30                                  70,416
--------------------------------------------------------------------------------
          523,563  FHLMC, 5.50%, 12/1/33                                517,580
--------------------------------------------------------------------------------
        5,890,000  FNMA, 5.00%, settlement
                   date 12/13/05(7)                                   5,667,287
--------------------------------------------------------------------------------
        1,965,000  FNMA, 5.50%, settlement
                   date 12/13/05(7)                                   1,935,525
--------------------------------------------------------------------------------
        9,995,000  FNMA, 6.00%, settlement
                   date 12/13/05(7)                                  10,054,351
--------------------------------------------------------------------------------
        5,900,000  FNMA, 6.50%, settlement
                   date 12/13/05(7)                                   6,041,966
--------------------------------------------------------------------------------
        1,090,200  FNMA, 5.00%, settlement
                   date 12/15/05(7)                                   1,074,187
--------------------------------------------------------------------------------
        2,728,000  FNMA, 5.50%, settlement
                   date 12/15/05(7)                                   2,739,935
--------------------------------------------------------------------------------
           14,373  FNMA, 6.50%, 4/1/12                                   14,818
--------------------------------------------------------------------------------
          112,843  FNMA, 6.00%, 4/1/14                                  115,285
--------------------------------------------------------------------------------
           43,853  FNMA, 7.50%, 6/1/15                                   46,136
--------------------------------------------------------------------------------
          344,389  FNMA, 5.50%, 12/1/16                                 346,566
--------------------------------------------------------------------------------
          761,317  FNMA, 4.50%, 5/1/19                                  737,448
--------------------------------------------------------------------------------
          829,755  FNMA, 4.50%, 5/1/19                                  803,740
--------------------------------------------------------------------------------
            3,015  FNMA, 7.00%, 6/1/26                                    3,157
--------------------------------------------------------------------------------
           22,956  FNMA, 7.50%, 3/1/27                                   24,153
--------------------------------------------------------------------------------
            8,800  FNMA, 7.00%, 1/1/29                                    9,205
--------------------------------------------------------------------------------
           69,335  FNMA, 6.50%, 4/1/29                                   71,246
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   65,661  FNMA, 6.50%, 8/1/29                           $       67,471
--------------------------------------------------------------------------------
          116,582  FNMA, 6.50%, 12/1/29                                 119,795
--------------------------------------------------------------------------------
           33,525  FNMA, 7.00%, 3/1/30                                   35,040
--------------------------------------------------------------------------------
            9,854  FNMA, 7.00%, 5/1/30                                   10,294
--------------------------------------------------------------------------------
           14,133  FNMA, 8.00%, 7/1/30                                   15,071
--------------------------------------------------------------------------------
           20,188  FNMA, 7.50%, 9/1/30                                   21,207
--------------------------------------------------------------------------------
          109,398  FNMA, 7.00%, 9/1/31                                  114,283
--------------------------------------------------------------------------------
           55,556  FNMA, 6.50%, 1/1/32                                   56,982
--------------------------------------------------------------------------------
          311,866  FNMA, 7.00%, 6/1/32                                  325,689
--------------------------------------------------------------------------------
           79,620  FNMA, 6.50%, 8/1/32                                   81,664
--------------------------------------------------------------------------------
          544,606  FNMA, 6.50%, 11/1/32                                 558,458
--------------------------------------------------------------------------------
          436,045  FNMA, 5.50%, 6/1/33                                  430,515
--------------------------------------------------------------------------------
        5,446,513  FNMA, 5.50%, 7/1/33                                5,377,440
--------------------------------------------------------------------------------
          288,404  FNMA, 5.50%, 8/1/33                                  284,747
--------------------------------------------------------------------------------
        3,649,932  FNMA, 5.00%, 11/1/33                               3,524,221
--------------------------------------------------------------------------------
        3,475,036  FNMA, 5.50%, 1/1/34                                3,430,966
--------------------------------------------------------------------------------
        2,721,935  FNMA, 5.00%, 8/1/34                                2,624,814
--------------------------------------------------------------------------------
            3,317  GNMA, 7.50%, 10/15/25                                  3,514
--------------------------------------------------------------------------------
           57,862  GNMA, 6.00%, 3/15/26                                  58,875
--------------------------------------------------------------------------------
           17,341  GNMA, 7.00%, 12/15/27                                 18,243
--------------------------------------------------------------------------------
           23,473  GNMA, 6.50%, 2/15/28                                  24,444
--------------------------------------------------------------------------------
           30,467  GNMA, 6.50%, 3/15/28                                  31,727
--------------------------------------------------------------------------------
           19,838  GNMA, 7.00%, 8/15/29                                  20,843
--------------------------------------------------------------------------------
            7,638  GNMA, 7.50%, 5/15/30                                   8,067
--------------------------------------------------------------------------------
          118,689  GNMA, 7.00%, 5/15/31                                 124,643
--------------------------------------------------------------------------------
          406,069  GNMA, 5.50%, 11/15/32                                405,309
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $51,673,530)                                                   51,358,717
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(6) -- 1.9%

        1,000,000  Banc of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 4.36%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $1,000,000)(3)                                  996,200
--------------------------------------------------------------------------------
        5,423,327  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.73%,
                   12/1/05                                              132,774
--------------------------------------------------------------------------------
        2,000,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.16%,
                   12/1/05                                            1,942,180
--------------------------------------------------------------------------------
        1,350,000  Bear Stearns Adjustable Rate
                   Mortgage Trust, Series
                   2005-4, Class 2A2, 4.57%,
                   8/25/35                                            1,314,403
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $9,000,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%,
                   12/1/05                                       $      329,103
--------------------------------------------------------------------------------
          261,753  Citigroup Commercial
                   Mortgage Trust, Series 2004
                   FL1, Class A1, VRN, 4.25%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                   261,943
--------------------------------------------------------------------------------
        4,253,170  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%, 12/1/05                         139,181
--------------------------------------------------------------------------------
           11,402  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 4.36%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with
                   no caps                                               11,410
--------------------------------------------------------------------------------
          930,327  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 4.22%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $930,327)(3)                                    930,735
--------------------------------------------------------------------------------
        2,000,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 4.15%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $2,000,000)(3)                                2,000,000
--------------------------------------------------------------------------------
        1,954,349  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           1,942,420
--------------------------------------------------------------------------------
        1,219,451  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                          1,211,802
--------------------------------------------------------------------------------
          344,586  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 4.59%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                            345,747
--------------------------------------------------------------------------------
          233,303  GMAC Commercial Mortgage
                   Securities, Inc., Series 2002
                   C2, Class A1 SEQ, 4.32%,
                   10/15/38                                             232,310
--------------------------------------------------------------------------------
        1,650,000  GMAC Commercial Mortgage
                   Securities, Inc., Series 2005
                   C1, Class A2 SEQ, 4.47%,
                   5/10/43                                            1,610,275
--------------------------------------------------------------------------------
        1,300,000  LB-UBS Commercial
                   Mortgage Trust, Series 2003
                   C5, Class A2 SEQ, 3.48%,
                   7/15/27                                            1,253,608
--------------------------------------------------------------------------------
        1,400,000  LB-UBS Commercial
                   Mortgage Trust, Series 2005
                   C3, Class A3, 4.65%, 7/30/30                       1,360,307
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  899,841  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 4.22%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $899,841)(3)                                  $      900,305
--------------------------------------------------------------------------------
           59,846  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                            60,203
--------------------------------------------------------------------------------
          698,133  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN, 4.22%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 3/24/05, Cost
                   $698,133)(3)                                         698,342
--------------------------------------------------------------------------------
        1,000,000  Washington Mutual, Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34                                              959,608
--------------------------------------------------------------------------------
          900,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                              874,078
--------------------------------------------------------------------------------
        1,300,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.18%, 12/1/05                                     1,269,037
--------------------------------------------------------------------------------
          605,323  Washington Mutual, Series
                   2005 AR11, Class A1C1, VRN,
                   4.24%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.20% with a
                   cap of 10.50%                                        604,961
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $21,708,813)                                                   21,380,932
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.7%

        1,300,000  FHLMC, 4.75%, 10/17/08                             1,292,526
--------------------------------------------------------------------------------
          940,000  FHLMC, 4.90%, 11/3/08                                937,136
--------------------------------------------------------------------------------
        2,600,000  FHLMC, 6.625%, 9/15/09                             2,769,307
--------------------------------------------------------------------------------
        3,900,000  FHLMC, 7.00%, 3/15/10                              4,238,851
--------------------------------------------------------------------------------
          600,000  FNMA, 5.25%, 4/15/07                                 604,600
--------------------------------------------------------------------------------
        3,550,000  FNMA, 5.75%, 2/15/08                               3,629,370
--------------------------------------------------------------------------------
        2,480,000  FNMA, 2.50%, 6/15/08                               2,350,537
--------------------------------------------------------------------------------
        1,300,000  FNMA, 6.125%, 3/15/12                              1,390,623
--------------------------------------------------------------------------------
        1,650,000  FNMA, 6.625%, 11/15/30                             1,995,946
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $19,443,266)                                                   19,208,896
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 1.5%

       $  650,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                      $      880,471
--------------------------------------------------------------------------------
        2,800,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                            3,277,204
--------------------------------------------------------------------------------
          400,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27                                             471,313
--------------------------------------------------------------------------------
        1,940,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            2,132,182
--------------------------------------------------------------------------------
        1,840,000  U.S. Treasury Notes, 4.00%,
                   8/31/07                                            1,827,495
--------------------------------------------------------------------------------
        1,600,000  U.S. Treasury Notes, 4.25%,
                   10/15/10                                           1,587,126
--------------------------------------------------------------------------------
          500,000  U.S. Treasury Notes, 4.50%,
                   11/15/10                                             501,778
--------------------------------------------------------------------------------
        6,875,000  U.S. Treasury Notes, 4.25%,
                   8/15/15                                            6,721,929
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $17,346,609)                                                   17,399,498
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 1.5%

        1,200,000  Alcon Capital Corp., 3.96%,
                   12/8/05 (Acquired 10/28/05,
                   Cost $1,194,588)(3)                                1,199,066
--------------------------------------------------------------------------------
        1,000,000  Allied Irish Banks N.A., 4.04%,
                   12/14/05 (Acquired 11/15/05,
                   Cost $996,746)(3)                                    998,531
--------------------------------------------------------------------------------
        1,250,000  Alltel Corp., 4.01%, 12/5/05
                   (Acquired 11/10/05, Cost
                   $1,246,519)(3)                                     1,249,440
--------------------------------------------------------------------------------
        1,250,000  Bear Stearns Co. Inc., 4.04%,
                   12/19/05                                           1,247,431
--------------------------------------------------------------------------------
        1,250,000  BNP Paribas Finance Inc.,
                   4.02%, 12/12/05                                    1,248,463
--------------------------------------------------------------------------------
        1,250,000  Cargill Inc., 3.98%, 12/7/05
                   (Acquired 11/10/05, Cost
                   $1,246,269)(3)                                     1,249,160
--------------------------------------------------------------------------------
        1,250,000  Danske Corporation, 4.01%,
                   12/9/05                                            1,248,887
--------------------------------------------------------------------------------
        1,250,000  Dow Jones & Co., Inc., 4.05%,
                   12/8/05 (Acquired 11/10/05,
                   Cost $1,246,063)(3)                                1,249,004
--------------------------------------------------------------------------------
        1,250,000  Falcon Asset Security Corp.,
                   4.11%, 12/20/05 (Acquired
                   11/23/05, Cost $1,246,147)(3)                      1,247,244
--------------------------------------------------------------------------------
        1,250,000  General Electric Capital Corp.,
                   4.10%, 12/29/05                                    1,245,967
--------------------------------------------------------------------------------
        1,250,000  Henkel of America, Inc.,
                   4.11%, 12/15/05 (Acquired
                   11/23/05, Cost $1,246,860)(3)                      1,247,985
--------------------------------------------------------------------------------
        1,250,000  KFW International Finance,
                   4.01%, 12/16/05 (Acquired
                   11/15/05, Cost $1,245,684)(3)                      1,247,890
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,250,000  Old Line Funding Corp.,
                   4.23%, 1/20/06 (Acquired
                   11/30/05, Cost $1,242,509)(3)                 $    1,242,586
--------------------------------------------------------------------------------
        1,250,000  Paradigm Funding LLC,
                   4.12%, 1/27/06 (Acquired
                   10/25/05, Cost $1,236,553)(3)                      1,241,463
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $17,163,791)                                                   17,163,117
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(6) -- 1.4%

           19,938  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $19,885)(3)                             19,837
--------------------------------------------------------------------------------
          194,730  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 4.34%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.15% with no caps                                   194,865
--------------------------------------------------------------------------------
            5,563  AQ Finance Net Interest
                   Margin, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34
                   (Acquired 6/9/04, Cost
                   $5,559)(3)                                             5,558
--------------------------------------------------------------------------------
           14,167  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $14,167)(3)                                           14,116
--------------------------------------------------------------------------------
              716  Argent Net Interest Margin,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34 (Acquired
                   6/18/04, Cost $715)(3)                                   716
--------------------------------------------------------------------------------
           28,348  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $28,347)(3)                              28,303
--------------------------------------------------------------------------------
           17,150  Argent Net Interest Margin,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $17,150)(3)                            17,119
--------------------------------------------------------------------------------
           18,804  Asset Backed Funding Corp.
                   Net Interest Margin, Series
                   2004 OPT4, Class N1, 4.45%,
                   5/26/34                                               18,718
--------------------------------------------------------------------------------
        1,500,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   4.18%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            1,501,977
--------------------------------------------------------------------------------
           30,944  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 12/1/05                                        30,852
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,450,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   4.19%, 12/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                       $    1,451,291
--------------------------------------------------------------------------------
           19,098  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                             19,039
--------------------------------------------------------------------------------
           22,736  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $22,724)(3)                                           22,624
--------------------------------------------------------------------------------
          221,570  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 4.33%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                   221,706
--------------------------------------------------------------------------------
        1,348,589  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 4.31%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                 1,349,251
--------------------------------------------------------------------------------
          915,088  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 4.32%,
                   12/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                   915,591
--------------------------------------------------------------------------------
          101,521  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   4.20%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.16% with
                   no caps                                              101,584
--------------------------------------------------------------------------------
           20,879  Finance America Net Interest
                   Margin, Series 2004-1,
                   Class A, 5.25%, 6/27/34                               20,842
--------------------------------------------------------------------------------
          119,922  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 4.34%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with
                   no caps                                              119,989
--------------------------------------------------------------------------------
          591,164  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 4.27%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              591,562
--------------------------------------------------------------------------------
        3,225,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 4.16%,
                   12/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps                                 3,228,663
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   24,635  GSAMP Net Interest Margin,
                   Series 2004, Class N1, 5.50%,
                   9/25/34 (Acquired 9/20/04,
                   Cost $24,646)(3)                              $       24,643
--------------------------------------------------------------------------------
           20,017  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04, Cost
                   $20,060)(3)                                           19,940
--------------------------------------------------------------------------------
          100,201  Long Beach Asset Holdings
                   Corp., Series 2005-1,
                   Class N1, 4.12%, 2/25/35
                   (Acquired 1/19/05, Cost
                   $100,201)(3)                                          99,875
--------------------------------------------------------------------------------
          583,257  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 4.38%, 12/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.19% with a
                   cap of 11.00%                                        583,633
--------------------------------------------------------------------------------
          944,851  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 4.31%, 12/27/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a
                   cap of 11.00%                                        945,595
--------------------------------------------------------------------------------
        3,800,000  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 4.25%, 1/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   a cap of 11.00%(7)                                 3,800,000
--------------------------------------------------------------------------------
            8,975  NovaStar Net Interest Margin,
                   Series 2004 N2, Class X, O
                   and P, 4.46%, 6/26/34
                   (Acquired 7/20/04, Cost
                   $8,975)(3)                                             8,956
--------------------------------------------------------------------------------
          128,195  Park Place Securities Inc.,
                   Series 2004 WHQ2,
                   Class A3B, VRN, 4.35%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.16% with no caps                                   128,272
--------------------------------------------------------------------------------
          331,895  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN, 4.36%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with a cap of 14.00%                           332,139
--------------------------------------------------------------------------------
          120,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            116,310
--------------------------------------------------------------------------------
           65,301  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 4.33%,
                   12/27/05, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                    65,340
--------------------------------------------------------------------------------
           35,426  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $35,503)(3)                             35,264
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   15,703  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $15,680)(3)                      $       15,685
--------------------------------------------------------------------------------
           14,271  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,  4/25/34
                   (Acquired 6/9/04,
                   Cost $14,271)(3)                                      14,258
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $16,058,667)                                                   16,064,113
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%

        1,300,000  Commonwealth of
                   Massachusetts Rev., 5.50%,
                   1/1/34 (FGIC)                                      1,504,906
--------------------------------------------------------------------------------
          300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        289,347
--------------------------------------------------------------------------------
          350,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   4.10%, 12/7/05 (LOC:
                   Keybank N.A.)                                        350,000
--------------------------------------------------------------------------------
          400,000  Utah Housing Corp. Rev.,
                   Series 2004 B, (Tanglewood),
                   VRDN, 4.15%, 12/7/05 (LOC:
                   Citibank N.A.)                                       400,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $2,633,343)                                                     2,544,253
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(9) -- 0.2%

        1,500,000  FHLMC STRIPS - COUPON,
                   3.75%, 3/14/06                                     1,481,868
--------------------------------------------------------------------------------
        1,003,875  TR, 3.01%, 2/15/06                                   995,567
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $2,482,037)                                                     2,477,435
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.1%

          400,000  Province of Quebec, 5.00%,
                   7/17/09                                              403,253
--------------------------------------------------------------------------------
          430,000  Republic of Italy, 4.00%,
                   6/16/08                                              423,333
--------------------------------------------------------------------------------
          430,000  United Mexican States,
                   5.875%, 1/15/14                                      443,115
--------------------------------------------------------------------------------
           90,000  United Mexican States,
                   6.75%, 9/27/34                                        96,750
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $1,374,072)                                                     1,366,451
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%

       $7,750,000  U.S. Treasury Bills, 3.92%,
                   12/15/05(4)(8)
(Cost $7,738,186)                                                $    7,738,274
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.8%

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 8.00%, 11/15/21,
valued at $14,490,742), in a joint trading
account at 3.92%, dated 11/30/05, due
12/1/05 (Delivery value $14,201,546)(4)                              14,200,000
--------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S.  Treasury obligations, 7.25%-8.125%,
5/15/16-8/15/21, valued at $41,006,817),
in a joint trading account at 3.91%, dated
11/30/05, due 12/1/05 (Delivery value
$40,304,377)(4)                                                  $   40,300,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $54,500,000)                                                   54,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.2%
(Cost $1,033,482,516)                                             1,166,826,305
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (3.2)%                                               (36,485,854)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,130,340,451
================================================================================

FUTURES CONTRACTS*

                                                Underlying Face      Unrealized
Contracts Purchased         Expiration Date     Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
100  U.S. Treasury
     10-Year Notes            March 2006          $10,853,125         $(17,412)
--------------------------------------------------------------------------------
 50  U.S. Treasury
     2-Year Notes             March 2006           10,254,687           (7,144)
--------------------------------------------------------------------------------
                                                  $21,107,812         $(24,556)
                                                ================================

                                                Underlying Face      Unrealized
  Contracts Sold                 Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  3  U.S. Treasury
     5-Year Notes             March 2006             $317,813             $345
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                                                                                Unrealized
Notional Amount           Description of Agreement            Expiration Date   Gain (Loss)
-------------------------------------------------------------------------------------------
  $6,000,000      Receive quarterly a fixed rate equal to      December 2010      $17,222
                  0.45% multiplied by the notional amount                       ===========
                  and pay to Deutsche Bank AG upon each
                  default event of one of the issues of Dow
                  Jones CDX N.A. Investment Grade 5, par
                  value of the proportional notional amount.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2005

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TR = Treasury Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30,
    2005, was $30,674,460, which represented 2.7% of total net assets.

(4) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap agreement and/or when-issued security.

(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective November 30, 2005.

(6) Final maturity indicated, unless otherwise noted.

(7) Forward commitment or when-issued security.

(8) The rate indicated is the yield to maturity at purchase.

(9) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of November 30,
2005, was $1,708,061, which represented 0.2% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE      6/1/05 -        EXPENSE
                         6/1/05        11/30/05         11/30/05       RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,028.60           $5.03          0.99%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,031.50           $4.02          0.79%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,027.30           $6.30          1.24%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,027.30           $6.30          1.24%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,023.50          $10.09          1.99%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,023.50          $10.09          1.99%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,026.30           $7.57          1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,020.10           $5.01          0.99%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,021.11           $4.00          0.79%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.85           $6.28          1.24%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.85           $6.28          1.24%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,015.09          $10.05          1.99%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,015.09          $10.05          1.99%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,017.60           $7.54          1.49%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE      6/1/05 -        EXPENSE
                         6/1/05        11/30/05         11/30/05       RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,055.00           $5.46          1.06%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,057.50           $4.44          0.86%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,055.30           $6.75          1.31%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,053.70           $6.74          1.31%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,049.80          $10.59          2.06%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,049.80          $10.59          2.06%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)        $1,000       $1,052.50           $7.62          1.48%
--------------------------------------------------------------------------------
R Class (before
reimbursement)           $1,000       $1,052.50(3)        $8.03          1.56%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,019.75           $5.37          1.06%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.76           $4.36          0.86%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,018.50           $6.63          1.31%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,018.50           $6.63          1.31%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,014.74          $10.40          2.06%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,014.74          $10.40          2.06%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)        $1,000       $1,017.65           $7.49          1.48%
--------------------------------------------------------------------------------
R Class (before
reimbursement)           $1,000       $1,017.25           $7.89          1.56%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees.

(3) Ending account value assumes the return earned after reimbursement. The return would have been lower had fees not been reimbursed and may have resulted in a lower ending account value.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE      6/1/05 -        EXPENSE
                         6/1/05        11/30/05         11/30/05       RATIO(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,073.40           $6.24          1.20%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,074.60           $5.20          1.00%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,072.20           $7.53          1.45%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,072.10           $7.53          1.45%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,068.40          $11.41          2.20%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,067.20          $11.40          2.20%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,070.80           $8.83          1.70%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000       $1,019.05           $6.07          1.20%
--------------------------------------------------------------------------------
Institutional Class      $1,000       $1,020.05           $5.06          1.00%
--------------------------------------------------------------------------------
Advisor Class            $1,000       $1,017.80           $7.33          1.45%
--------------------------------------------------------------------------------
A Class                  $1,000       $1,017.80           $7.33          1.45%
--------------------------------------------------------------------------------
B Class                  $1,000       $1,014.04          $11.11          2.20%
--------------------------------------------------------------------------------
C Class                  $1,000       $1,014.04          $11.11          2.20%
--------------------------------------------------------------------------------
R Class                  $1,000       $1,016.55           $8.59          1.70%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at
value (cost of $722,571,048,
$1,777,280,893 and
$1,033,482,516, respectively)    $771,387,141   $1,954,218,051   $1,166,826,305
------------------------------
Foreign currency holdings, at
value (cost $--, $432,729
and $358,456, respectively)                --          432,612          358,358
------------------------------
Receivable for
investments sold                   22,713,017       20,059,986       14,626,955
------------------------------
Receivable for capital
shares sold                           128,537          258,290          409,461
------------------------------
Unrealized appreciation
on swap agreements                     14,352           40,186           17,222
------------------------------
Dividends and interest
receivable                          3,237,373        7,267,179        3,800,466
--------------------------------------------------------------------------------
                                  797,480,420    1,982,276,304    1,186,038,767
--------------------------------------------------------------------------------
LIABILITES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                881,763       10,418,136        4,125,768
------------------------------
Payable for investments
purchased                          75,565,429      122,941,200       50,380,204
------------------------------
Payable for capital
shares redeemed                            --           36,994                8
------------------------------
Payable for variation margin
on futures contracts                   51,403           71,870           21,233
------------------------------
Accrued management fees               522,937        1,435,376        1,015,541
------------------------------
Distribution fees payable              38,262          100,226           77,925
------------------------------
Service fees (and distribution
fees -- A and R Class) payable         38,351           97,931           77,637
--------------------------------------------------------------------------------
                                   77,098,145      135,101,733       55,698,316
--------------------------------------------------------------------------------

NET ASSETS                       $720,382,275   $1,847,174,571   $1,130,340,451
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                 $652,757,792   $1,593,433,067    $ 946,759,319
------------------------------
Undistributed net
investment income                   3,020,708        5,344,287        8,274,483
------------------------------
Undistributed net realized
gain on investment and
foreign currency transactions      15,808,472       71,559,653       42,010,337
------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities in
foreign currencies                 48,795,303      176,837,564      133,296,312
--------------------------------------------------------------------------------
                                 $720,382,275   $1,847,174,571   $1,130,340,451
================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $377,910,470     $914,922,817     $675,610,974
------------------------------
Shares outstanding                 66,861,232      130,641,554       82,468,710
------------------------------
Net asset value per share               $5.65            $7.00            $8.19
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $156,357,523     $457,123,340      $76,192,047
------------------------------
Shares outstanding                 27,649,076       65,255,081        9,280,150
------------------------------
Net asset value per share               $5.66            $7.01            $8.21
--------------------------------------------------------------------------------
ADVISOR CLASS,
$0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                       $159,733,504     $400,520,299     $319,599,021
------------------------------
Shares outstanding                 28,275,099       57,252,949       39,119,098
------------------------------
Net asset value per share               $5.65            $7.00            $8.17
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                        $17,647,183      $47,001,342      $38,723,076
------------------------------
Shares outstanding                  3,123,018        6,712,229        4,735,993
------------------------------
Net asset value per share               $5.65            $7.00            $8.18
------------------------------
Maximum offering price
(net asset value
divided by 0.9425)                      $5.99            $7.43            $8.68
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $1,669,597       $7,850,302       $5,366,502
------------------------------
Shares outstanding                    295,849        1,122,600          661,082
------------------------------
Net asset value per share               $5.64            $6.99            $8.12
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                         $6,967,075      $19,502,393      $14,729,952
------------------------------
Shares outstanding                  1,234,315        2,784,754        1,818,302
------------------------------
Net asset value per share               $5.64            $7.00            $8.10
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                            $96,923         $254,078         $118,879
------------------------------
Shares outstanding                     17,164           36,333           14,558
------------------------------
Net asset value per share               $5.65            $6.99            $8.17
--------------------------------------------------------------------------------

See Notes to Financial Statements

------

Statement of Operations

YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------
Interest                          $14,634,496      $26,091,351      $10,573,415
------------------------------
Dividends (net of foreign
taxes withheld of $142,680,
$663,013 and $512,138,
respectively)                       6,404,142       19,891,311       13,172,139
--------------------------------------------------------------------------------
                                   21,038,638       45,982,662       23,745,554
--------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                     6,174,015       16,553,137       11,500,053
------------------------------
Distribution fees:
------------------------------
  Advisor Class                       387,233          969,978          760,659
------------------------------
  B Class                               6,993           33,110           25,522
------------------------------
  C Class                              30,790          102,747           82,028
------------------------------
Service fees:
------------------------------
  Advisor Class                       387,233          969,978          760,659
------------------------------
  B Class                               2,331           11,037            8,507
------------------------------
  C Class                              10,263           34,249           27,343
------------------------------
Service and distribution fees:
------------------------------
  A Class                              23,327           64,033           50,217
------------------------------
  R Class                                 202            1,430              252
------------------------------
Directors' fees and expenses           15,454           38,785           25,381
------------------------------
Other expenses                         15,066           36,543           11,012
--------------------------------------------------------------------------------
                                    7,052,907       18,815,027       13,251,633
------------------------------
Amount reimbursed                          --             (122)              --
--------------------------------------------------------------------------------
                                    7,052,907       18,814,905       13,251,633
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)       13,985,731       27,167,757       10,493,921
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------
Investment transactions (net
of foreign taxes withheld
of $--, $106,859 and $86,087,
respectively)                      22,094,916       91,454,720       62,965,497
------------------------------
Foreign currency transactions
(net of foreign taxes withheld
of $--, $8,577 and $7,030,
respectively)                        (113,070)        (477,584)        (336,201)
--------------------------------------------------------------------------------
                                   21,981,846       90,977,136       62,629,296
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------
Investments (net of foreign
tax liability reduction of
$--, $101,065, and $46,614,
respectively)                       (970,983)       16,318,226       23,393,070
------------------------------
Translation of assets and
liabilities in foreign
currencies                            (10,012)         (28,175)         (23,285)
--------------------------------------------------------------------------------
                                     (980,995)      16,290,051       23,369,785
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)             21,000,851      107,267,187       85,999,081
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS                   $34,986,582     $134,434,944      $96,493,002
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2005 AND NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------
                                    STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                       2005             2004            2005             2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)    $ 13,985,731    $  9,171,252   $   27,167,757   $   18,485,821
-----------------------------
Net realized gain (loss)          21,981,846      27,767,157       90,977,136       81,095,121
-----------------------------
Change in net unrealized
appreciation (depreciation)         (980,995)      8,855,002       16,290,051       39,960,678
-----------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                   34,986,582      45,793,411      134,434,944      139,541,620
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                  (6,953,665)     (4,742,075)     (12,781,816)      (9,222,322)
-----------------------------
  Institutional Class             (3,348,337)     (2,580,265)      (7,085,347)      (4,773,611)
-----------------------------
  Advisor Class                   (2,528,330)     (1,282,624)      (4,686,459)      (2,699,757)
-----------------------------
  A Class                           (134,182)             --         (279,223)              --
-----------------------------
  B Class                             (7,902)             --          (19,925)              --
-----------------------------
  C Class                            (33,728)             --          (60,072)          (9,592)
-----------------------------
  R Class                               (425)             --           (2,797)            (934)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                 (14,494,788)       (740,396)     (18,850,466)              --
-----------------------------
  Institutional Class             (6,334,261)       (384,720)      (9,524,673)              --
-----------------------------
  Advisor Class                   (5,930,772)       (221,460)      (8,229,865)              --
-----------------------------
  A Class                            (56,123)             --         (135,830)              --
-----------------------------
  B Class                             (9,090)             --          (26,552)              --
-----------------------------
  C Class                            (94,633)             --         (184,147)              --
-----------------------------
  R Class                                 --              --           (6,122)              --
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (39,926,236)     (9,951,540)     (61,873,294)     (16,706,216)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                71,931,647     102,415,116      114,830,038      388,447,165
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     66,991,993     138,256,987      187,391,688      511,282,569

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period              653,390,282     515,133,295    1,659,782,883    1,148,500,314
-----------------------------------------------------------------------------------------------
End of period                   $720,382,275    $653,390,282   $1,847,174,571   $1,659,782,883
===============================================================================================

Undistributed net
investment income                 $3,020,708      $2,409,155       $5,344,287       $4,185,562
===============================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2005 AND NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                        STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $   10,493,921    $  7,234,082
-------------------------------------------
Net realized gain (loss)                             62,629,296      46,448,517
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                          23,369,785      32,710,790
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                     96,493,002      86,393,389
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                     (5,379,099)     (3,571,117)
-------------------------------------------
  Institutional Class                                  (685,788)       (398,270)
-------------------------------------------
  Advisor Class                                      (1,874,693)     (1,019,945)
-------------------------------------------
  A Class                                                (9,174)             --
-------------------------------------------
  B Class                                                (3,882)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (7,952,636)     (4,989,332)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      95,137,713     271,669,624
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               183,678,079     353,073,681

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 946,662,372     593,588,691
--------------------------------------------------------------------------------
End of period                                    $1,130,340,451    $946,662,372
================================================================================

Undistributed net investment income                  $8,274,483      $6,610,216
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

NOVEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's risk profile. The funds seek to achieve this by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. On September 29, 2004, the Investor Class became unavailable to new self-directed retail investors for each fund. Sale of the A Class and B Class commenced on September 30, 2004 for each fund. Sale of
Strategic Conservative's C Class commenced on September 30, 2004. Sale of the R
Class commenced on March 31, 2005 for Strategic Conservative and Strategic
Aggressive.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

TRACERS(SM)/TRAINS(SM) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Strategic Conservative is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $500 million                 0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $2 billon                    0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Next $2 billon                    0.85%               0.65%              0.60%
--------------------------------------------------------------------------------
Over $5 billion                   0.80%               0.60%              0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                  1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $2 billon                    1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $2 billon                    0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Over $5 billion                   0.90%               0.70%              0.65%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                  1.20%               1.00%              0.95%
--------------------------------------------------------------------------------
Next $2 billon                    1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $2 billon                    1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Over $5 billion                   1.00%               0.80%              0.75%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the year ended November 30, 2005 was as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Strategic Conservative            0.99%               0.79%              0.74%
--------------------------------------------------------------------------------
Strategic Moderate                1.06%               0.86%              0.81%
--------------------------------------------------------------------------------
Strategic Aggressive              1.20%               1.00%              0.95%
--------------------------------------------------------------------------------

ACIM has entered into a Subadvisory Agreement with ACGIM (the investment subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the international and emerging markets equity portions of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining ACGIM as the subadvisor of the funds.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                          ADVISOR         B & C
--------------------------------------------------------------------------------
Distribution Fee                                           0.25%          0.75%
--------------------------------------------------------------------------------
Service Fee                                                0.25%          0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares. During the year ended November 30, 2005, the R Class of Strategic
Moderate received reimbursements of its distribution and service fees of $122.
Fees incurred under the plans during the year ended November 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the corporation's subadvisor, ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2005, were as follows:
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government
& Agency Obligations             $466,506,828   $1,615,185,652   $1,254,112,397
--------------------------------------------------------------------------------
U.S. Government
& Agency Obligations           $1,055,534,657   $1,658,656,396     $493,804,110
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government
& Agency Obligations             $452,929,512   $1,555,946,702   $1,178,902,510
--------------------------------------------------------------------------------
U.S. Government
& Agency Obligations           $1,076,772,525   $1,672,286,676     $494,547,034
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                     350,000,000                      350,000,000
====================================================================================================
Sold                                   16,190,520     $ 90,199,407      32,767,504    $ 221,694,135
----------------------------------
Issued in reinvestment
of distributions                        3,761,563       20,976,197       4,635,322       31,342,291
----------------------------------
Redeemed                              (15,469,679)     (86,105,511)    (32,559,820)    (219,522,320)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 4,482,404     $ 25,070,093       4,843,006    $  33,514,106
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                     110,000,000                      225,000,000
====================================================================================================
Sold                                   20,873,410     $115,370,844      46,442,095    $ 298,756,758
----------------------------------
Issued in reinvestment
of distributions                          968,611        5,353,894       1,426,735        9,132,444
----------------------------------
Redeemed                              (13,403,615)     (74,091,751)    (25,047,613)    (161,675,231)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 8,438,406     $ 46,632,987      22,821,217    $ 146,213,971
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                     150,000,000                      150,000,000
====================================================================================================
Sold                                    5,503,454     $ 30,741,602      13,627,189     $ 91,935,104
----------------------------------
Issued in reinvestment
of distributions                        1,734,556        9,682,598       2,456,937       16,610,020
----------------------------------
Redeemed                               (6,655,345)     (37,065,744)    (15,675,323)    (105,926,051)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   582,665     $  3,358,456         408,803      $ 2,619,073
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                      60,000,000                      120,000,000
====================================================================================================
Sold                                    7,999,150     $ 44,165,407      26,448,216    $ 171,110,522
----------------------------------
Issued in reinvestment
of distributions                          536,423        2,964,985         745,678        4,773,611
----------------------------------
Redeemed                               (8,999,346)     (49,767,820)     (9,768,664)     (62,822,132)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  (463,773)    $ (2,637,428)     17,425,230    $ 113,062,001
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                     200,000,000                      200,000,000
====================================================================================================
Sold                                    8,797,810     $ 49,108,036      15,609,448    $ 105,531,838
----------------------------------
Issued in reinvestment
of distributions                        1,516,085        8,453,281       1,911,447       12,907,856
----------------------------------
Redeemed                               (6,853,943)     (38,201,603)    (15,012,924)    (101,750,243)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 3,459,952     $ 19,359,714       2,507,971     $ 16,689,451
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                      50,000,000                       90,000,000
====================================================================================================
Sold                                   15,656,788     $ 86,865,759      27,464,919    $ 177,343,322
----------------------------------
Issued in reinvestment
of distributions                          271,964        1,503,962         421,900        2,699,076
----------------------------------
Redeemed                               (5,754,605)     (31,840,628)     (8,935,950)     (57,410,838)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                10,174,147     $ 56,529,093      18,950,869    $ 122,631,560
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
A CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                    3,296,803      $18,333,589       6,923,561      $46,775,454
----------------------------------
Issued in reinvestment
of distributions                           31,653          176,893          56,711          385,593
----------------------------------
Redeemed                                 (326,577)      (1,824,210)       (603,578)      (4,096,510)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 3,001,879      $16,686,272       6,376,694      $43,064,537
====================================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                      10,000,000                       10,000,000
====================================================================================================
Sold                                      121,139         $682,921         347,717       $2,288,795
----------------------------------
Redeemed                                       --               --         (12,182)         (79,977)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   121,139         $682,921         335,535       $2,208,818
====================================================================================================
B CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                      287,368       $1,597,503       1,083,881       $7,308,899
----------------------------------
Issued in reinvestment
of distributions                            2,326           12,974           4,656           31,584
----------------------------------
Redeemed                                  (21,953)        (122,405)        (49,090)        (332,162)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   267,741       $1,488,072       1,039,447       $7,008,321
====================================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                      10,000,000                       10,000,000
====================================================================================================
Sold                                       28,108         $158,498          83,153         $545,810
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                    1,103,812       $6,178,950       2,106,633      $14,252,971
----------------------------------
Issued in reinvestment
of distributions                            3,959           22,075          31,182          210,906
----------------------------------
Redeemed                                  (58,805)        (327,622)       (374,690)      (2,505,108)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 1,048,966       $5,873,403       1,763,125      $11,958,769
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004(2)

SHARES AUTHORIZED                      10,000,000                       10,000,000
====================================================================================================
Sold                                      185,349       $1,049,045         772,247      $ 5,000,965
----------------------------------
Issued in reinvestment
of distributions                               --               --           1,385            8,881
----------------------------------
Redeemed                                       --               --        (228,897)      (1,476,041)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   185,349       $1,049,045         544,735      $ 3,533,805
====================================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) September 30, 2004 (commencement of sale) through November 30, 2004 for
    Strategic Conservative.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
R CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005(1)

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                       19,576         $109,219          20,726        $ 140,822
----------------------------------
Issued in reinvestment
of distributions                               76              425           1,211            8,173
----------------------------------
Redeemed                                   (2,488)         (14,007)        (25,141)        (173,214)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    17,164         $ 95,637          (3,204)       $ (24,219)
====================================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                             N/A                        5,000,000
====================================================================================================
Sold                                                                        43,504         $279,716
----------------------------------
Issued in reinvestment
of distributions                                                               137              878
----------------------------------
Redeemed                                                                    (4,532)         (29,394)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                                                     39,109         $251,200
====================================================================================================

(1) March 31, 2005 (commencement of sale) through November 30, 2005 for
    Strategic Conservative.

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  350,000,000
================================================================================
Sold                                                20,422,918    $ 158,733,990
--------------------------------------------
Issued in reinvestment of distributions                696,392        5,271,691
--------------------------------------------
Redeemed                                           (17,352,498)    (134,409,642)
--------------------------------------------------------------------------------
Net increase (decrease)                              3,766,812    $  29,596,039
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                  150,000,000
================================================================================
Sold                                                33,582,769    $ 238,664,169
--------------------------------------------
Issued in reinvestment of distributions                517,631        3,530,243
--------------------------------------------
Redeemed                                           (14,114,353)    (100,266,665)
--------------------------------------------------------------------------------
Net increase (decrease)                             19,986,047    $ 141,927,747
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  150,000,000
================================================================================
Sold                                                 3,802,688     $ 29,558,142
--------------------------------------------
Issued in reinvestment of distributions                 90,473          685,788
--------------------------------------------
Redeemed                                            (2,913,560)     (22,583,356)
--------------------------------------------------------------------------------
Net increase (decrease)                                979,601     $  7,660,574
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                   20,000,000
================================================================================
Sold                                                 5,322,164     $ 38,061,074
--------------------------------------------
Issued in reinvestment of distributions                 58,397          398,270
--------------------------------------------
Redeemed                                            (2,441,876)     (17,346,436)
--------------------------------------------------------------------------------
Net increase (decrease)                              2,938,685     $ 21,112,908
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  200,000,000
================================================================================
Sold                                                10,660,038     $ 82,537,369
--------------------------------------------
Issued in reinvestment of distributions                247,436        1,873,091
--------------------------------------------
Redeemed                                            (9,536,668)     (74,181,460)
--------------------------------------------------------------------------------
Net increase (decrease)                              1,370,806     $ 10,229,000
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                   70,000,000
================================================================================
Sold                                                21,164,106     $150,751,300
-------------------------------------------
Issued in reinvestment of distributions                148,855        1,015,192
-------------------------------------------
Redeemed                                            (6,687,125)     (47,477,341)
--------------------------------------------------------------------------------
Net increase (decrease)                             14,625,836     $104,289,151
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 4,945,762      $38,295,189
-------------------------------------------
Issued in reinvestment of distributions                    852            6,461
-------------------------------------------
Redeemed                                              (298,093)      (2,355,360)
--------------------------------------------------------------------------------
Net increase (decrease)                              4,648,521      $35,946,290
================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                                   10,000,000
================================================================================
Sold                                                    87,472         $643,557
================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                   704,179       $5,402,955
-------------------------------------------
Issued in reinvestment of distributions                    373            2,829
-------------------------------------------
Redeemed                                               (76,653)        (590,513)
--------------------------------------------------------------------------------
Net increase (decrease)                                627,899       $4,815,271
================================================================================
PERIOD ENDED NOVEMBER 30, 2004(1)

SHARES AUTHORIZED                                   10,000,000
================================================================================
Sold                                                    33,293         $245,229
-------------------------------------------
Redeemed                                                  (110)            (826)
--------------------------------------------------------------------------------
Net increase (decrease)                                 33,183         $244,403
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 1,063,162      $ 8,180,623
-------------------------------------------
Redeemed                                              (181,818)      (1,404,286)
--------------------------------------------------------------------------------
Net increase (decrease)                                881,344      $ 6,776,337
================================================================================
YEAR ENDED NOVEMBER 30, 2004

SHARES AUTHORIZED                                   10,000,000
================================================================================
Sold                                                   789,243      $ 5,595,859
-------------------------------------------
Redeemed                                              (302,611)      (2,144,001)
--------------------------------------------------------------------------------
Net increase (decrease)                                486,632      $ 3,451,858
================================================================================
R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2005(2)

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                    16,338         $128,111
-------------------------------------------
Redeemed                                                (1,780)         (13,909)
--------------------------------------------------------------------------------
Net increase (decrease)                                 14,558         $114,202
================================================================================

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) March 31, 2005 (commencement of sale) through November 30, 2005.

5. SECURITIES LENDING

As of November 30, 2005, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to $500,000,000 effective December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2005.

7. FEDERAL TAX INFORMATION

On December 13, 2005, Strategic Aggressive declared and paid the following per-share distribution from net investment income to shareholders of record on
December 12, 2005. On December 28, 2005, Strategic Conservative and Strategic
Moderate declared and paid the following per-share distributions from net investment income to shareholders of record on December 27, 2005:

------------------------------------------------------------------
                             INVESTOR   INSTITUTIONAL     ADVISOR
------------------------------------------------------------------
Strategic Conservative       $0.0391       $0.0422        $0.0351
------------------------------------------------------------------
Strategic Moderate           $0.0365       $0.0403        $0.0316
------------------------------------------------------------------
Strategic Aggressive         $0.0904       $0.1081        $0.0700
------------------------------------------------------------------
--------------------------------------------------------------------------------
                                A              B             C             R
--------------------------------------------------------------------------------
Strategic Conservative       $0.0351        $0.0231       $0.0231       $0.0310
--------------------------------------------------------------------------------
Strategic Moderate           $0.0316        $0.0168       $0.0168       $0.0268
--------------------------------------------------------------------------------
Strategic Aggressive         $0.0700        $0.0092       $0.0092       $0.0625
--------------------------------------------------------------------------------

On December 13, 2005, Strategic Conservative, Strategic Moderate and Strategic
Aggressive declared and paid a per-share distribution from net realized gains to shareholders of record on December 12, 2005 of $0.1635, $0.3125 and $0.3450, respectively, for each class of the funds.

The tax character of distributions paid during the years ended November 30, 2005 and November 30, 2004 were as follows:

---------------------------------------------------------------------------------------------------------
                           STRATEGIC CONSERVATIVE        STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
---------------------------------------------------------------------------------------------------------
                             2005          2004          2005          2004         2005         2004
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
---------------------------------------------------------------------------------------------------------
Ordinary income           $24,464,957   $9,951,540   $24,810,639   $16,706,216   $7,952,636   $4,989,332
---------------------------------------------------------------------------------------------------------
Long-term capital gains   $15,461,279           --   $37,062,655            --           --           --
---------------------------------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, foreign taxes, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2005

7. FEDERAL TAX INFORMATION (CONTINUED)

As of November 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                                           STRATEGIC         STRATEGIC       STRATEGIC
                                         CONSERVATIVE        MODERATE        AGGRESSIVE
------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
------------------------------------------------------------------------------------------
Federal tax cost of investments          $729,695,115    $1,799,006,636    $1,046,842,321
==========================================================================================
Gross tax appreciation
of investments                            $50,957,901      $178,924,521      $133,738,866
------------------------------------
Gross tax depreciation
of investments                             (9,265,875)      (23,713,106)      (13,754,882)
------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                            $41,692,026      $155,211,415      $119,983,984
==========================================================================================
Net tax appreciation (depreciation)
of derivatives and translation of
assets and liabilities in
foreign currencies                             $1,592          $(17,430)         $(24,602)
------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)       $41,693,618      $155,193,985      $119,959,382
==========================================================================================
Undistributed ordinary income             $11,092,401       $48,021,142       $29,852,567
------------------------------------
Accumulated long-term gains               $15,418,866       $52,010,930       $34,643,124
------------------------------------
Currency loss deferral                      $(580,402)      $(1,484,553)        $(873,941)
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain futures contracts, return of capital dividends, and on investments in passive foreign investment companies.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended
November 30, 2005, as follows:

--------------------------------------------------------------------------------
   STRATEGIC CONSERVATIVE       STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
         $15,461,279                $37,062,655                   --
--------------------------------------------------------------------------------

The funds hereby designate qualified dividend income for the fiscal year ended
November 30, 2005, as follows:

--------------------------------------------------------------------------------
  STRATEGIC CONSERVATIVE        STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
          $6,367,574                $19,457,348               $7,952,636
--------------------------------------------------------------------------------

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended November 30, 2005, qualify for the corporate dividends received deduction as follows:

--------------------------------------------------------------------------------
   STRATEGIC CONSERVATIVE       STRATEGIC MODERATE       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
          $4,706,333                $12,938,555               $7,248,678
--------------------------------------------------------------------------------

                                                                    (continued)

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $5.70       $5.36       $4.94       $5.26       $5.69
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.11        0.08        0.09        0.13        0.16
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.18        0.35        0.42       (0.30)       0.02
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.29        0.43        0.51       (0.17)       0.18
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.11)      (0.08)      (0.09)      (0.13)      (0.15)
------------------------------
  From Net
  Realized Gains                   (0.23)      (0.01)         --       (0.02)      (0.46)
------------------------------------------------------------------------------------------
  Total Distributions              (0.34)      (0.09)      (0.09)      (0.15)      (0.61)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $5.65       $5.70       $5.36       $4.94       $5.26
==========================================================================================
  TOTAL RETURN(2)                   5.22%       8.15%      10.43%      (3.23)%      3.37%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.99%       0.99%       1.00%       1.00%       1.00%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          2.02%       1.53%       1.65%       2.60%       3.06%
------------------------------
Portfolio Turnover Rate              257%        260%        200%        111%        160%
------------------------------
Net Assets, End of Period
(in thousands)                   $377,910    $355,675    $289,099    $239,410    $205,778
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $5.70       $5.36       $4.94       $5.26       $5.69
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.12        0.09        0.09        0.14        0.17
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.19        0.35        0.43       (0.30)       0.02
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.31        0.44        0.52       (0.16)       0.19
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.12)      (0.09)      (0.10)      (0.14)      (0.16)
------------------------------
  From Net
  Realized Gains                   (0.23)      (0.01)         --       (0.02)      (0.46)
------------------------------------------------------------------------------------------
  Total Distributions              (0.35)      (0.10)      (0.10)      (0.16)      (0.62)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $5.66       $5.70       $5.36       $4.94       $5.26
==========================================================================================
  TOTAL RETURN(2)                   5.61%       8.36%      10.64%      (3.03)%      3.57%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.79%       0.79%       0.80%       0.80%       0.80%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          2.22%       1.73%       1.85%       2.80%       3.26%
------------------------------
Portfolio Turnover Rate              257%        260%        200%        111%        160%
------------------------------
Net Assets, End of Period
(in thousands)                   $156,358    $154,392    $147,602     $14,843     $14,922
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $5.70       $5.36       $4.93       $5.26       $5.69
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.10        0.07        0.07        0.12        0.15
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.17        0.35        0.44       (0.31)       0.02
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.27        0.42        0.51       (0.19)       0.17
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.09)      (0.07)      (0.08)      (0.12)      (0.14)
------------------------------
  From Net
  Realized Gains                   (0.23)      (0.01)         --       (0.02)      (0.46)
------------------------------------------------------------------------------------------
  Total Distributions              (0.32)      (0.08)      (0.08)      (0.14)      (0.60)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $5.65       $5.70       $5.36       $4.93       $5.26
==========================================================================================
  TOTAL RETURN(2)                   4.96%       7.88%      10.39%      (3.66)%      3.11%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.24%       1.24%       1.25%       1.25%       1.25%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          1.77%       1.28%       1.40%       2.35%       2.81%
------------------------------
Portfolio Turnover Rate              257%        260%        200%        111%        160%
------------------------------
Net Assets, End of Period
(in thousands)                   $159,734    $141,417     $78,433     $33,675     $11,702
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.70       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.11        0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.16        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.27        0.16
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.09)         --
-----------------------------------------------------
  From Net Realized Gains                                    (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.32)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.65       $5.70
================================================================================
  TOTAL RETURN(3)                                             4.97%       2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.24%    1.24%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.77%    2.17%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        257%     260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                    $17,647        $691
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 B CLASS
--------------------------------------------------------------------------------
                                                             2005       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.69       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.06        0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.17        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.23        0.15
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.05)        --
-----------------------------------------------------
  From Net Realized Gains                                    (0.23)        --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.28)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.64       $5.69
================================================================================
  TOTAL RETURN(3)                                             4.23%       2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.99%    1.99%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.02%    1.60%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        257%     260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                     $1,670        $160
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 C CLASS
--------------------------------------------------------------------------------
                                                             2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.69      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.06       0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.17       0.13
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.23       0.15
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.05)        --
-----------------------------------------------------
  From Net Realized Gains                                    (0.23)        --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.28)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.64       $5.69
================================================================================
  TOTAL RETURN(3)                                             4.18%       2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.99%    1.99%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.02%    1.85%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        257%     260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                     $6,967      $1,055
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        R CLASS
--------------------------------------------------------------------------------
                                                                        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.50
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Income(2)                                                0.06
----------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                 0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.20
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
  From Net Investment Income                                             (0.05)
 --------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $5.65
================================================================================
  TOTAL RETURN(3)                                                         3.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.49%(4)
----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   1.72%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                 257%(5)
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                    $97
--------------------------------------------------------------------------------

(1) March 31, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.72       $6.15       $5.40       $5.87       $6.92
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.11        0.09        0.09        0.11        0.13
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.42        0.56        0.75       (0.47)      (0.26)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.53        0.65        0.84       (0.36)      (0.13)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.10)      (0.08)      (0.09)      (0.11)      (0.12)
------------------------------
  From Net
  Realized Gains                   (0.15)         --          --          --       (0.80)
------------------------------------------------------------------------------------------
  Total Distributions              (0.25)      (0.08)      (0.09)      (0.11)      (0.92)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $7.00       $6.72       $6.15       $5.40       $5.87
==========================================================================================
  TOTAL RETURN(2)                   8.04%      10.61%      15.67%      (6.23)%     (2.37)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.06%       1.07%       1.10%       1.10%       1.10%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          1.58%       1.31%       1.56%       2.01%       2.20%
------------------------------
Portfolio Turnover Rate              206%        197%        174%        147%        175%
------------------------------
Net Assets, End of Period
(in thousands)                   $914,923    $845,949    $633,675    $556,989    $564,586
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.73       $6.15       $5.40       $5.87       $6.93
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.12        0.10        0.10        0.12        0.14
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.42        0.57        0.75       (0.47)      (0.27)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.54        0.67        0.85       (0.35)      (0.13)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.11)      (0.09)      (0.10)      (0.12)      (0.13)
------------------------------
  From Net
  Realized Gains                   (0.15)         --          --          --       (0.80)
------------------------------------------------------------------------------------------
  Total Distributions              (0.26)      (0.09)      (0.10)      (0.12)      (0.93)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $7.01       $6.73       $6.15       $5.40       $5.87
==========================================================================================
  TOTAL RETURN(2)                   8.24%      11.00%      15.89%      (6.04)%     (2.30)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.86%       0.87%       0.90%       0.90%       0.90%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          1.78%       1.51%       1.76%       2.21%       2.40%
------------------------------
Portfolio Turnover Rate              206%        197%        174%        147%        175%
------------------------------
Net Assets, End of Period
(in thousands)                   $457,123    $436,153    $291,856    $106,398    $113,763
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.72       $6.15       $5.40       $5.87       $6.92
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.09        0.07        0.07        0.10        0.12
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.42        0.56        0.75       (0.48)      (0.27)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.51        0.63        0.82       (0.38)      (0.15)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.08)      (0.06)      (0.07)      (0.09)      (0.10)
------------------------------
  From Net
  Realized Gains                   (0.15)         --          --          --       (0.80)
------------------------------------------------------------------------------------------
  Total Distributions              (0.23)      (0.06)      (0.07)      (0.09)      (0.90)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $7.00       $6.72       $6.15       $5.40       $5.87
==========================================================================================
  TOTAL RETURN(2)                   7.76%      10.34%      15.39%      (6.45)%     (2.59)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.31%       1.32%       1.35%       1.35%       1.35%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          1.33%       1.06%       1.31%       1.76%       1.95%
------------------------------
Portfolio Turnover Rate              206%        197%        174%        147%        175%
------------------------------
Net Assets, End of Period
(in thousands)                   $400,520    $367,732    $220,032    $121,210     $40,166
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.72       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.10        0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.41        0.27
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.51        0.29
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.08)        --
-----------------------------------------------------
  From Net Realized Gains                                    (0.15)        --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.23)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $7.00       $6.72
================================================================================
  TOTAL RETURN(3)                                             7.77%       4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.31%    1.32%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.33%    2.08%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        206%     197%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                    $47,001      $2,256
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.72       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.04       0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.41       0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.45       0.29
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.03)        --
-----------------------------------------------------
  From Net Realized Gains                                    (0.15)        --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.18)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $6.99       $6.72
================================================================================
  TOTAL RETURN(3)                                             6.86%       4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             2.06%    2.07%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          0.58%    1.34%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        206%     197%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                     $7,850        $558
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                          C CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002       2001(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.72       $6.15       $5.39       $5.86       $5.62
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)          0.04        0.02        0.03        0.06        0.01
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.42        0.56        0.76       (0.48)        0.23
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.46        0.58        0.79       (0.42)        0.24
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.03)      (0.01)      (0.03)      (0.05)         --
------------------------------
  From Net
  Realized Gains                   (0.15)         --          --          --          --
------------------------------------------------------------------------------------------
  Total Distributions              (0.18)      (0.01)      (0.03)      (0.05)         --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $7.00       $6.72       $6.15       $5.39       $5.86
==========================================================================================
  TOTAL RETURN(3)                   6.96%       9.52%      14.78%      (7.16)%      4.27%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               2.06%       2.07%       2.10%       2.10%    2.10%(4)
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          0.58%       0.31%       0.56%       1.01%    0.72%(4)
------------------------------
Portfolio Turnover Rate              206%        197%        174%        147%     175%(5)
------------------------------
Net Assets, End of Period
(in thousands)                    $19,502      $6,870      $2,935        $492          $3
------------------------------------------------------------------------------------------

(1) October 2, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           R CLASS
--------------------------------------------------------------------------------
                                                 2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.72       $6.15       $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(2)                        0.08        0.06        0.01
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                     0.41        0.56        0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                0.49        0.62        0.31
--------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                     (0.07)      (0.05)      (0.01)
----------------------------------------
  From Net Realized Gains                        (0.15)         --          --
--------------------------------------------------------------------------------
  Total Distributions                            (0.22)      (0.05)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.99       $6.72       $6.15
================================================================================
  TOTAL RETURN(3)                                 7.35%      10.05%       5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.52%(4)       1.57%    1.60%(5)
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.12%(4)       0.81%    0.83%(5)
----------------------------------------
Portfolio Turnover Rate                            206%        197%     174%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                                     $254        $266          $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.56% and 1.08%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $7.53       $6.78       $5.78       $6.49       $7.89
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.09        0.07        0.07        0.09        0.10
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.64        0.74        1.00       (0.70)      (0.59)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.73        0.81        1.07       (0.61)      (0.49)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.07)      (0.06)      (0.07)      (0.10)      (0.09)
------------------------------
  From Net
  Realized Gains                      --          --          --          --       (0.82)
------------------------------------------------------------------------------------------
  Total Distributions              (0.07)      (0.06)      (0.07)      (0.10)      (0.91)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $8.19       $7.53       $6.78       $5.78       $6.49
==========================================================================================
  TOTAL RETURN(2)                   9.74%      12.04%      18.82%      (9.59)%     (7.27)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.20%       1.20%       1.20%       1.20%       1.20%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          1.09%       0.98%       1.17%       1.42%       1.53%
------------------------------
Portfolio Turnover Rate              171%        172%        169%        172%        184%
------------------------------
Net Assets, End of Period
(in thousands)                   $675,611    $592,634    $397,881    $300,644    $295,780
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $7.55       $6.79       $5.80       $6.50       $7.89
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.10        0.08        0.08        0.10        0.11
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.64        0.75        0.99       (0.69)      (0.59)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.74        0.83        1.07       (0.59)      (0.48)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.08)      (0.07)      (0.08)      (0.11)      (0.09)
------------------------------
  From Net
  Realized Gains                      --          --          --          --       (0.82)
------------------------------------------------------------------------------------------
  Total Distributions              (0.08)      (0.07)      (0.08)      (0.11)      (0.91)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $8.21       $7.55       $6.79       $5.80       $6.50
==========================================================================================
  TOTAL RETURN(2)                   9.93%      12.39%      18.82%      (9.23)%     (7.06)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.00%       1.00%       1.00%       1.00%       1.00%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          1.29%       1.18%       1.37%       1.62%       1.73%
------------------------------
Portfolio Turnover Rate              171%        172%        169%        172%        184%
------------------------------
Net Assets, End of Period
(in thousands)                    $76,192     $62,634     $36,408     $27,764     $31,219
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $7.51       $6.76       $5.77       $6.47       $7.86
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)          0.07        0.05        0.05        0.07        0.09
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.64        0.74        1.00       (0.69)      (0.59)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.71        0.79        1.05       (0.62)      (0.50)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.05)      (0.04)      (0.06)      (0.08)      (0.07)
------------------------------
  From Net
  Realized Gains                      --          --          --          --       (0.82)
------------------------------------------------------------------------------------------
  Total Distributions              (0.05)      (0.04)      (0.06)      (0.08)      (0.89)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $8.17       $7.51       $6.76       $5.77       $6.47
==========================================================================================
  TOTAL RETURN(2)                   9.50%      11.79%      18.37%      (9.68)%     (7.44)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.45%       1.45%       1.45%       1.45%       1.45%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          0.84%       0.73%       0.92%       1.17%       1.28%
------------------------------
Portfolio Turnover Rate              171%        172%        169%        172%        184%
------------------------------
Net Assets, End of Period
(in thousands)                   $319,599    $283,502    $156,275     $78,970     $40,120
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   A CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $7.53       $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.07        0.03
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.64        0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.71        0.40
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.06)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.18       $7.53
================================================================================
  TOTAL RETURN(3)                                             9.55%       5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.45%    1.45%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          0.84%    2.09%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        171%     172%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                    $38,723        $659
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                              2005      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $7.52       $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                    0.01        0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.64        0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.65        0.39
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.05)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.12       $7.52
================================================================================
  TOTAL RETURN(3)                                             8.72%       5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             2.20%    2.20%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          0.09%    0.92%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        171%     172%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                     $5,367        $250
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                         C CLASS
------------------------------------------------------------------------------------------
                                   2005        2004        2003        2002       2001(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $7.45       $6.72       $5.72       $6.49       $6.51
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)          0.01        --(3)       0.01        0.03        --(3)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.64        0.73        1.01       (0.70)      (0.02)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.65        0.73        1.02       (0.67)      (0.02)
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                   --          --       (0.02)      (0.10)         --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $8.10       $7.45       $6.72       $5.72       $6.49
==========================================================================================
  TOTAL RETURN(4)                   8.72%      10.86%      17.81%     (10.54)%     (0.31)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               2.20%       2.20%       2.20%       2.20%    2.20%(5)
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                          0.09%     (0.02)%       0.17%       0.42%    1.87%(5)
------------------------------
Portfolio Turnover Rate              171%        172%        169%        172%     184%(6)
------------------------------
Net Assets, End of Period
(in thousands)                    $14,730      $6,984      $3,025      $1,029          $7
------------------------------------------------------------------------------------------

(1) November 27, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.62
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Income(2)                                               0.03
----------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.52
-------------------------------------------------------------------------------
  Total From Investment Operations                                       0.55
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $8.17
================================================================================
  TOTAL RETURN(3)                                                        7.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.70%(4)
----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.55%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                171%(5)
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $119
-------------------------------------------------------------------------------

(1) March 31, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, American Century Strategic Asset
Allocations, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategic Allocation: Conservative Fund,
Strategic Allocation: Moderate Fund, and Strategic Allocation: Aggressive Fund,
(collectively the "Funds"), three of the funds comprising American Century
Strategic Asset Allocations, Inc., as of November 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising American Century Strategic Asset Allocations,
Inc., as of November 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
January 13, 2006

------

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACGIM, ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM or ACGIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The information below is provided as of December 15, 2005.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, Ph.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS LLC
and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACIS, ACS LLC and other
ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries; Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Managing Director, Morgan Stanley (March 2000 to
November 2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services and feedback, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "Independent 15(c) Providers") concerning Strategic Allocation:
Conservative, Strategic Allocation: Moderate and Strategic Allocation:
Aggressive (collectively, the "funds") and the services provided to the funds under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and two special meetings to review and discuss the information provided by the advisor and the Independent 15(c) Providers and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

session to review and discuss the information provided and evaluate the advisor's performance as manager of the funds.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
Independent 15(c) Providers, and its independent counsel and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolios

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objective and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the Independent 15(c) Providers, comparing the funds' performance with that of similar funds not managed by the advisor. Each fund's performance was below its benchmark for both one and three year periods during the past year. The Directors discussed the funds' performance with the advisor and were satisfied with the efforts being undertaken by the advisor. The Directors will continue to monitor those efforts and the performance of the funds.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is further complicated by the fact that the advisor is required to make a continuing reinvestment in the business to provide additional content and services for fund shareholders. Accordingly, the Directors also seek to evaluate economies of scale

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various services to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing any economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the benchmark. The unified fee charged to shareholders of Conservative and Moderate was at the median of the total expense ratios of other funds in the benchmark. The unified fee charged to shareholders of Aggressive was near the median of the total expense ratios of other funds in the benchmark.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary

                                                                    (continued)

------

Approval of Management Agreements for Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive

business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and in any event are added to the assets of the funds within the fund complex that use substantially the same investment management team to determine whether each fund has reached breakpoints in its fee schedule.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, negotiated changes to the breakpoint schedule used to calculate the management fees. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective July 29, 2005, will accelerate management fee reductions at lower asset levels than under the existing structure. Following these negotiations with the advisor, the independent directors concluded that the investment management agreements between the funds and the advisor, amended as described above, are fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor, A, B, C and R Class shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 service and distribution fee.

                                                                    (continued)

------

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (EUROPE,
AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0601                     (c)2006 American Century Proprietary Holdings, Inc.
SH-ANN-47304S            All rights reserved.

American Century Investments
ANNUAL REPORT

[photo of man and woman]

                               NOVEMBER 30, 2005

Newton(reg.sm) Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

NEWTON

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Newton fund for the year ended November 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
May 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Newton - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005
                                               ----------------
                                                AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                    SINCE          INCEPTION
                                    1 YEAR        INCEPTION           DATE
--------------------------------------------------------------------------------
NEWTON                                                              8/29/03
   Before redemption fee            -5.36%          4.86%
   Net of redemption fee(1)         -7.25%          3.92%
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)(3)             9.81%         13.14%              --
--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000
TOTAL MARKET INDEX                  10.07%         13.51%              --
--------------------------------------------------------------------------------

(1) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(2) In August of 2005, the fund's benchmark changed from the Dow Jones Wilshire
    5000 Total Market Index to the Russell 3000 Index. The fund's investment advisor believes this change will provide more detailed tracking data for the fund.

(3) Data provided by Lipper Inc. -- A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

Newton - Performance

GROWTH OF $25,000 OVER LIFE OF FUND

$25,000 investment made August 29, 2003

* From 8/29/03, the fund's inception date. Not annualized.

**Reflects the reduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

ONE-YEAR RETURNS OVER LIFE OF FUND
Periods ended November 30
--------------------------------------------------------------------------------
                                                 2003*      2004       2005
--------------------------------------------------------------------------------
Newton (before redemption fee)                  17.10%      0.43%     -5.36%
--------------------------------------------------------------------------------
Russell 3000 Index                               6.35%     13.04%      9.81%
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Total Market Index       6.40%     13.56%     10.07%
--------------------------------------------------------------------------------

*From 8/29/03, the fund's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Newton - Portfolio Commentary

[photo of investment team]

THE NEWTON INVESTMENT TEAM: PORTFOLIO MANAGER JOHN SMALL, JR. AND INVESTMENT
ANALYST STEPHEN POOL.

American Century Newton declined 5.36%* during the fiscal year ended November
30, 2005, trailing the 9.81% return of its benchmark, the Russell 3000 Index.
The portfolio's performance improved substantially in the second half of the fiscal year, though. In the last six months of the period, Newton surged 12.08%, surpassing its benchmark's return of 6.78%.

Newton's official benchmark changed to the Russell 3000 during the fiscal year.
Previously, the portfolio measured its returns against the Dow Jones Wilshire
5000 Total Market Index.

ECONOMIC REVIEW

The U.S. economy, as measured by gross domestic product (GDP), grew at a moderate rate during the fiscal year. The annualized "real" rate of GDP growth throughout the year (factoring out inflation) ranged from 3.3% to 4.1%. Energy costs and short-term interest rates soared, but "core" inflation (excluding food and energy prices) remained relatively stable.

Attempting to keep inflation under control, the Federal Reserve doubled its overnight interest rate target during the fiscal year, to 4.00% by November 2005 from 2.00% in November 2004. The central bank boosted the rate steadily throughout the 12-month period with eight separate increases, each consisting of one quarter of a percentage point.

STOCK MARKET REVIEW

Overcoming rising fuel and interest costs, corporate earnings for the S&P 500
Index (through the third quarter of 2005) extended their string of double-digit growth to 12 straight quarters. The S&P 500 returned 8.44% in the period, trailing its smaller-cap counterparts, the S&P MidCap 400 and SmallCap 600 indices, which gained 16.46% and 11.07%, respectively.

Newton's recovery in the second half of the year coincided with a rebound in growth stocks, whose returns have trailed value stocks significantly since 2000.
The Russell 3000 Value Index again surpassed the Russell 3000 Growth Index in the first half of the 12-month period by a margin of 3.59% to 2.00%. That trend reversed in the second half

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
Gartner Inc.                                2.7%                   --
--------------------------------------------------------------------------------
Encore Wire Corp.                           2.2%                   --
--------------------------------------------------------------------------------
Pal Co. Ltd. ORD                            2.0%                  4.0%
--------------------------------------------------------------------------------
Softbank Corp. ORD                          1.9%                   --
--------------------------------------------------------------------------------
Bally Total Fitness
Holding Corp.                               1.9%                   --
--------------------------------------------------------------------------------
Novavax Inc.                                1.6%                   --
--------------------------------------------------------------------------------
Lexar Media Inc.                            1.6%                   --
--------------------------------------------------------------------------------
Webzen Inc. ADR                             1.5%                   --
--------------------------------------------------------------------------------
Justsystem Corp. ORD                        1.5%                   --
--------------------------------------------------------------------------------
Electronics
for Imaging, Inc.                           1.5%                  2.5%
--------------------------------------------------------------------------------
*Fund returns referenced in this commentary do not reflect reduction of redemption fees.
 Had redemption fees been applied, returns would have been lower.   (continued)

------
4

Newton - Portfolio Commentary

of the period, however, as the Russell 3000 Growth returned 7.44%, compared with
6.01% for the Russell 3000 Value.

ENERGY, CONSUMER STOCKS HIGHLIGHT POSITIVES

Newton uses a highly automated investment process that produced sound security selection in the energy and consumer discretionary sectors in the 12-month period. Conversely, the process did not work well in health care. The portfolio's stock picks in that sector suffered dramatically, accounting for most of the portfolio's overall underperformance.

On the plus side, Norway-based energy services conglomerate Kvaerner ASA easily led all individual portfolio holdings in both relative and absolute returns as its shares soared 558% during the fiscal year. The company also topped Newton's list of individual overweights and constituted its heaviest average holding during the period.

Meanwhile, four of the portfolio's top 10 individual performers came from the consumer discretionary sector. Among those four was NetFlix, Inc., the online movie rental service whose revenue and subscriber base increased while its customer churn rate fell. NetFlix's shares surged 142% in the fiscal year.

ROUGH RIDE IN BIOTECH

Within health care, an overweight position in the biotechnology industry and poor stock selection in that industry damaged portfolio returns considerably.
Cytogen Corp., which makes and markets products for cancer diagnosis and treatment, led all portfolio detractors. Cytogen lost more than half its market value in early March 2005 after an advisory committee of the Food and Drug
Administration voted against recommending the approval of a key cancer-fighting agent the company had developed. Newton's management then sold the portfolio's stake in Cytogen.

Newton's second-leading detractor, Action Performance Co., suffered declining earnings as demand fell for its die-cast, licensed NASCAR automobile collectibles. The company's shares lost 21% after a weak earnings report in May
2005; Newton subsequently sold its position in the stock.

OUR COMMITMENT

Using a highly automated investment process, Newton's management targets companies whose historical stock market performance suggests impending share price appreciation. We believe this strategy enables us to position the portfolio to benefit from the market's best investment opportunities.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                          % OF NET                % OF
                                           ASSETS              NET ASSETS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                               10.5%                 5.7%
--------------------------------------------------------------------------------
Metals & Mining                             10.0%                  --
--------------------------------------------------------------------------------
Software                                     8.1%                 5.0%
--------------------------------------------------------------------------------
Biotechnology                                7.9%                 1.3%
--------------------------------------------------------------------------------
Internet Software
& Services                                   5.9%                 1.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
Common Stocks                              100.1%                101.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.1)%                (1.0)%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING      DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE      6/1/05 -        EXPENSE
                        6/1/05         11/30/05        11/30/05        RATIO*
--------------------------------------------------------------------------------
NEWTON SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                 $1,000         $1,120.80          $8.03          1.51%
--------------------------------------------------------------------------------
Hypothetical           $1,000         $1,017.50          $7.64          1.51%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Newton - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 100.1%

AIR FREIGHT & LOGISTICS -- 2.4%
--------------------------------------------------------------------------------
      2,800   Kintetsu World Express Inc. ORD                       $   60,525
--------------------------------------------------------------------------------
      1,508   Ryder System, Inc.                                        63,985
--------------------------------------------------------------------------------
                                                                       124,510
--------------------------------------------------------------------------------
AIRLINES -- 0.8%
--------------------------------------------------------------------------------
      2,626   AirTran Holdings, Inc.(1)                                 39,443
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.1%
--------------------------------------------------------------------------------
      3,000   Toyoda Gosei Co. Ltd. ORD                                 57,336
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 7.9%
--------------------------------------------------------------------------------
     18,110   AVI BioPharma, Inc.(1)                                    60,850
--------------------------------------------------------------------------------
     29,541   Hemispherx BioPharma, Inc.(1)                             73,557
--------------------------------------------------------------------------------
     15,189   Indevus Pharmaceuticals, Inc.(1)                          60,908
--------------------------------------------------------------------------------
     10,553   Metabasis Therapeutics, Inc.(1)                           61,207
--------------------------------------------------------------------------------
     23,606   Novavax Inc.(1)                                           81,913
--------------------------------------------------------------------------------
      7,400   Panacos Pharmaceuticals Inc.(1)                           58,534
--------------------------------------------------------------------------------
                                                                       396,969
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.6%
--------------------------------------------------------------------------------
         14   Sparx Asset Management
              Co. Ltd. ORD                                              30,846
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.9%
--------------------------------------------------------------------------------
      8,000   Bank of Yokohama Ltd. (The) ORD                           59,756
--------------------------------------------------------------------------------
      1,204   Financial Institutions, Inc.                              24,309
--------------------------------------------------------------------------------
      2,779   Irwin Financial Corp.                                     62,861
--------------------------------------------------------------------------------
                                                                       146,926
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
      5,324   Penauille Polyservices ORD(1)                             58,702
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.3%
--------------------------------------------------------------------------------
      5,326   Avaya Inc.(1)                                             63,487
--------------------------------------------------------------------------------
      6,365   EFJ Inc.(1)                                               62,122
--------------------------------------------------------------------------------
     15,927   JDS Uniphase Corp.(1)                                     40,932
--------------------------------------------------------------------------------
                                                                       166,541
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.5%
--------------------------------------------------------------------------------
      2,680   Electronics for Imaging, Inc.(1)                          74,852
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
      2,930   Australian Stock
              Exchange Ltd. ORD                                         66,085
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 2.5%
--------------------------------------------------------------------------------
      9,888   Broadwing Corp.(1)                                        66,447
--------------------------------------------------------------------------------
      6,288   Talk America Holdings Inc.(1)                             60,365
--------------------------------------------------------------------------------
                                                                       126,812
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
      3,907   Color Kinetics Inc.(1)                                    60,441
--------------------------------------------------------------------------------
      4,708   Encore Wire Corp.(1)                                     112,098
--------------------------------------------------------------------------------
                                                                       172,539
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 10.5%
--------------------------------------------------------------------------------
      5,445   Acacia Research -
              Acacia Technologies(1)                                $   38,115
--------------------------------------------------------------------------------
      5,903   Aeroflex Inc.(1)                                          64,756
--------------------------------------------------------------------------------
        476   Inficon Holding AG ORD(1)                                 57,912
--------------------------------------------------------------------------------
      1,831   Ingram Micro Inc. Cl A(1)                                 34,386
--------------------------------------------------------------------------------
      9,478   Lexar Media Inc.(1)                                       80,847
--------------------------------------------------------------------------------
     41,249   Pemstar Inc.(1)                                           56,924
--------------------------------------------------------------------------------
      1,089   ScanSource, Inc.(1)                                       64,567
--------------------------------------------------------------------------------
     16,500   Sirenza Microdevices, Inc.(1)                             65,010
--------------------------------------------------------------------------------
     14,000   Tamura Corp. ORD                                          65,081
--------------------------------------------------------------------------------
                                                                       527,598
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.6%
--------------------------------------------------------------------------------
      1,894   Kvaerner ASA ORD(1)                                       55,895
--------------------------------------------------------------------------------
      3,820   TGC Industries, Inc.(1)                                   23,378
--------------------------------------------------------------------------------
                                                                        79,273
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.5%
--------------------------------------------------------------------------------
      3,000   Aeon Co. Ltd. ORD                                         66,850
--------------------------------------------------------------------------------
      5,400   Pathmark Stores, Inc.(1)                                  58,104
--------------------------------------------------------------------------------
                                                                       124,954
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
      6,598   Compex Technologies Inc.(1)                               44,668
--------------------------------------------------------------------------------
     10,568   Endologix Inc.(1)                                         64,888
--------------------------------------------------------------------------------
        954   Millipore Corp.(1)                                        60,827
--------------------------------------------------------------------------------
                                                                       170,383
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES -- 1.3%
--------------------------------------------------------------------------------
      3,567   Odyssey HealthCare, Inc.(1)                               66,061
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.1%
--------------------------------------------------------------------------------
     13,495   Bally Total Fitness Holding Corp.(1)                      94,600
--------------------------------------------------------------------------------
      3,100   Doutor Coffee Co. Ltd. ORD                                65,068
--------------------------------------------------------------------------------
      1,568   International Game Technology                             46,021
--------------------------------------------------------------------------------
                                                                       205,689
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.1%
--------------------------------------------------------------------------------
      2,535   Lifetime Brands Inc.                                      55,162
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 2.8%
--------------------------------------------------------------------------------
      2,000   Belluna Co. Ltd. ORD                                      68,603
--------------------------------------------------------------------------------
      2,599   NetFlix, Inc.(1)                                          71,576
--------------------------------------------------------------------------------
                                                                       140,179
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 5.9%
--------------------------------------------------------------------------------
      7,652   Ariba, Inc.(1)                                            66,037
--------------------------------------------------------------------------------
     24,999   Chordiant Software Inc.(1)                                68,247
--------------------------------------------------------------------------------
      7,262   Interwoven Inc.(1)                                        68,916
--------------------------------------------------------------------------------
      1,200   Softbank Corp. ORD                                        96,545
--------------------------------------------------------------------------------
                                                                       299,745
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Newton - Schedule of Investments

NOVEMBER 30, 2005

Shares                                                                Value
--------------------------------------------------------------------------------

IT SERVICES -- 5.4%
--------------------------------------------------------------------------------
      2,660   Electronic Data Systems Corp.                         $   61,313
--------------------------------------------------------------------------------
     10,194   Gartner Inc.(1)                                          137,415
--------------------------------------------------------------------------------
      4,056   RightNow Technologies, Inc.(1)                            73,454
--------------------------------------------------------------------------------
                                                                       272,182
--------------------------------------------------------------------------------
MACHINERY -- 2.6%
--------------------------------------------------------------------------------
      3,927   Singulus Technologies ORD(1)                              60,433
--------------------------------------------------------------------------------
      1,554   Tennant Co.                                               72,914
--------------------------------------------------------------------------------
                                                                       133,347
--------------------------------------------------------------------------------
MEDIA -- 1.2%
--------------------------------------------------------------------------------
      2,087   Univision Communications
              Inc. Cl A(1)                                              63,090
--------------------------------------------------------------------------------
METALS & MINING -- 10.0%
--------------------------------------------------------------------------------
      4,091   Agnico-Eagle Mines Ltd.
              New York Shares                                           59,851
--------------------------------------------------------------------------------
      3,546   Apex Silver Mines Ltd.(1)                                 59,644
--------------------------------------------------------------------------------
     14,319   Coeur d'Alene Mines
              Corporation(1)                                            61,715
--------------------------------------------------------------------------------
      4,382   Gold Fields Limited ADR                                   65,511
--------------------------------------------------------------------------------
      6,069   Harmony Gold Mining Co.
              Limited ADR(1)                                            73,252
--------------------------------------------------------------------------------
      8,005   Kinross Gold Corp.
              New York Shares(1)                                        60,358
--------------------------------------------------------------------------------
      1,316   Newmont Mining Corporation                                60,694
--------------------------------------------------------------------------------
      6,690   Western Silver Corp. ORD(1)                               62,055
--------------------------------------------------------------------------------
                                                                       503,080
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
--------------------------------------------------------------------------------
      8,662   Exploration Company
              of Delaware, Inc. (The)(1)                                54,051
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.3%
--------------------------------------------------------------------------------
     11,171   Depomed Inc.(1)                                           67,138
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

ROAD & RAIL -- 2.3%
--------------------------------------------------------------------------------
     11,000   Nippon Express Co. Ltd. ORD                           $   58,938
--------------------------------------------------------------------------------
      3,033   SCS Transportation, Inc.(1)                               59,781
--------------------------------------------------------------------------------
                                                                       118,719
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
     10,805   Monolithic System
              Technology Inc.(1)                                        66,019
--------------------------------------------------------------------------------
SOFTWARE -- 8.1%
--------------------------------------------------------------------------------
     14,262   Callidus Software Inc.(1)                                 59,187
--------------------------------------------------------------------------------
      4,800   Justsystem Corp. ORD                                      76,314
--------------------------------------------------------------------------------
      6,752   ORC Software AB ORD                                       66,079
--------------------------------------------------------------------------------
      8,591   Smith Micro Software Inc.(1)                              58,677
--------------------------------------------------------------------------------
      7,959   Temenos Group AG ORD(1)                                   70,203
--------------------------------------------------------------------------------
     10,681   Webzen Inc. ADR                                           76,477
--------------------------------------------------------------------------------
                                                                       406,937
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.7%
--------------------------------------------------------------------------------
      1,700   Nishimatsuya Chain Co. Ltd. ORD                           66,825
--------------------------------------------------------------------------------
      1,440   Pal Co. Ltd. ORD                                          99,990
--------------------------------------------------------------------------------
     12,256   Tweeter Home Entertainment
              Group, Inc.(1)                                            68,879
--------------------------------------------------------------------------------
                                                                       235,694
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $4,376,927)                                                    5,050,862
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                  (4,246)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $5,046,616
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

NOVEMBER 30, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $4,376,927)                $5,050,862
-----------------------------------------------------------------
Foreign currency holdings, at value (cost of $66,344)                   66,734
-----------------------------------------------------------------
Receivable for investments sold                                         92,399
-----------------------------------------------------------------
Dividends and interest receivable                                        1,655
--------------------------------------------------------------------------------
                                                                     5,211,650
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                               5
-----------------------------------------------------------------
Payable for investments purchased                                      158,832
-----------------------------------------------------------------
Accrued management fees                                                  6,197
--------------------------------------------------------------------------------
                                                                       165,034
--------------------------------------------------------------------------------

NET ASSETS                                                          $5,046,616
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          50,000,000
================================================================================
Outstanding                                                            453,514
================================================================================

NET ASSET VALUE PER SHARE                                               $11.13
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $5,453,630
-----------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (1,080,265)
-----------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                        673,251
--------------------------------------------------------------------------------
                                                                    $5,046,616
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,805)                  $  36,996
-----------------------------------------------------------------
Interest                                                                 2,484
--------------------------------------------------------------------------------
                                                                        39,480
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                         75,365
-----------------------------------------------------------------
Directors' fees and expenses                                                77
-----------------------------------------------------------------
Other expenses                                                             542
--------------------------------------------------------------------------------
                                                                        75,984
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                           (36,504)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------------------------------
Investment transactions                                               (355,598)
-----------------------------------------------------------------
Foreign currency transactions                                           (6,642)
--------------------------------------------------------------------------------
                                                                      (362,240)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
-----------------------------------------------------------------
Investments                                                             33,503
-----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies               (715)
--------------------------------------------------------------------------------
                                                                        32,788
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (329,452)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(365,956)
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2005 AND NOVEMBER 30, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                         $  (36,504)    $  (41,658)
--------------------------------------------------
Net realized gain (loss)                               (362,240)      (667,625)
--------------------------------------------------
Change in net unrealized
appreciation (depreciation)                              32,788        347,511
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              (365,956)      (361,772)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                               561,400      4,722,728
--------------------------------------------------
Payments for shares redeemed(1)                      (1,180,259)      (594,427)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                        (618,859)     4,128,301
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (984,815)     3,766,529

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   6,031,431      2,264,902
--------------------------------------------------------------------------------
End of period                                        $5,046,616     $6,031,431
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                     51,069        371,167
--------------------------------------------------
Redeemed                                               (110,540)       (51,589)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund           (59,471)       319,578
================================================================================

(1) Net of redemption fees of $22,914 and $11,618, respectively.

See Notes to Financial Statements.

------
12

Notes to Financial Statements

NOVEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Newton Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks whose share price patterns suggest that their shares are likely to increase in value. The fund uses a highly automated investment approach that relies on proprietary technologies that include artificial intelligence systems. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment

(continued)

------
13

Notes to Financial Statements

NOVEMBER 30, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                              1.50%
--------------------------------------------------------------------------------
Next $250 million                                               1.30%
--------------------------------------------------------------------------------
Over $500 million                                               1.10%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the year ended November 30,
2005 was 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. ACIM, an officer, and an interested director of these entities own 36% of the shares of the fund.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------
14

Notes to Financial Statements

NOVEMBER 30, 2005

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended November 30, 2005, were $18,322,645 and $18,971,430, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to $500,000,000 effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended November 30, 2005.

5. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the fund during the years ended November 30, 2005 and November 30, 2004.

As of November 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                     $4,376,927
================================================================================
Gross tax appreciation of investments                                 $737,721
-----------------------------------------------------------------
Gross tax depreciation of investments                                  (63,786)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                    $673,935
================================================================================
Net tax appreciation (depreciation) on derivatives
and translation of assets and liabilities in foreign currencies       $   (893)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)                                   $673,042
================================================================================
Undistributed ordinary income                                              $--
-----------------------------------------------------------------
Accumulated capital losses                                         $(1,015,916)
-----------------------------------------------------------------
Capital loss deferral                                                 $(64,140)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $25,707, $698,751 and $291,458 expire in 2011, 2012 and 2013, respectively.

The capital loss deferral represents net capital losses incurred in the one-month period ended November 30, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
15

Newton - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                            2005          2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.76        $11.71        $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income (Loss)              (0.08)        (0.08)        (0.02)
--------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    (0.60)         0.10          1.73
--------------------------------------------------------------------------------
  Total From Investment Operations          (0.68)         0.02          1.71
--------------------------------------------------------------------------------
Redemption Fees                              0.05          0.03           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $11.13        $11.76        $11.71
================================================================================
  TOTAL RETURN(2)                           (5.36)%        0.43%        17.10%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.51%        1.51%      1.50%(3)
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.73)%      (0.79)%    (1.05)%(3)
---------------------------------------
Portfolio Turnover Rate                        372%         313%           16%
---------------------------------------
Net Assets, End of Period
(in thousands)                               $5,047       $6,031        $2,265
--------------------------------------------------------------------------------

(1) August 29, 2003 (inception) through November 30, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
16

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Strategic Asset Allocations, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Newton Fund, (the "Fund"), one of the mutual funds comprising American Century Strategic Asset Allocations, Inc., as of
November 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newton
Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP
Kansas City, Missouri
January 13, 2006

------
17

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACGIM, ACIM, ACIS, and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM or ACGIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis. The information below is provided as of December 15, 2005.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc
--------------------------------------------------------------------------------

(continued)

------
18

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1994
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1958
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman
FIRST YEAR OF SERVICE: 1990
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS LLC
and other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACIS, ACS LLC and other
ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 54
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
19

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries; Executive Vice President, ACS LLC; Director, ACC, ACIS, ACIM,
ACGIM, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Managing Director, Morgan Stanley (March 2000 to
November 2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Financial Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-345-2021.

------
20

Approval of Management Agreement for Newton

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process" -- involves at least two board meetings spanning a 30 to 60 day period each year. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund. At these meetings the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also hold special meetings, as needed.

Under a new Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the fund and the services provided to such fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors met on several occasions in private session to review and discuss the information provided and evaluate the advisor's performance as manager of the fund.

(continued)

------
21

Approval of Management Agreement for Newton

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor and the
15(c) Providers and evaluated such information for each fund managed by the advisor. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement, the
Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor the reasons for such results (e.g., market conditions, stock selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. The fund's performance was

(continued)

------
22

Approval of Management Agreement for Newton

below the median of its peer groups for both the one and three year periods. The
Directors discussed the fund's performance with the advisor and were satisfied with the efforts being undertaken by the advisor. The Directors will continue to monitor those efforts and the performance of the fund.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors reviewed reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict overall, and particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, and the breakpoint fees of competitive funds not managed by the advisor over a range of asset sizes. The Directors believe the advisor is appropriately sharing any economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its

(continued)

------
23

Approval of Management Agreement for Newton

business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in a group of similar funds that was compiled by a 15(c) Provider independent of the advisor (the "Peer Group"). The unified fee charged to shareholders of the fund is above the median of the total expense ratios of its Peer Group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other

(continued)

------
24

Approval of Management Agreement for Newton

clients are not material to the analysis and in any event are added to the assets of the funds within the fund complex that use substantially the same investment management team to determine whether the fund has reached breakpoints in its fee schedule.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, assisted by the advice of legal counsel independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, negotiated changes to the breakpoint schedule used to calculate the management fee. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor. The new schedule, effective July 29, 2005, will accelerate management fee reductions at lower asset levels than under the existing structure. Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor, amended as described above, is fair and reasonable in light of the services provided and should be renewed.

------
25

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
26

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

The RUSSELL 3000(reg.tm) GROWTH INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0601
SH-ANN-47311N

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.'s
     Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D.D. (Del) Hock, Donald H. Pratt and Timothy Webster are the
          registrant's designated audit committee financial experts. They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2004:  $57,349
         FY 2005:  $58,868

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2004:  $0
         FY 2005:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2004:  $0
         FY 2005:  $0

 (c)     Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2004:  $6,933
         FY 2005:  $7,223

         These services included review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2004:  $0
         FY 2005:  $0

(d)      All Other Fees.

         The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2004:  $0
         FY 2005:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2004:  $0
         FY 2005:  $0

(e)(1)   In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of
         Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

         FY 2004:  $424,038
         FY 2005:  $169,959

(h)      The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation
          Portfolios, Inc.'s Certified Shareholder Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

         /s/ William M. Lyons
By:      -------------------------------------
         Name:  William M. Lyons
         Title: President

Date:    January 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      -------------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    January 27, 2006

         /s/ Maryanne L. Roepke
By:      -------------------------------------
         Name:  Maryanne L. Roepke
         Title: Sr. Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    January 27, 2006